UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-3373

Westcore Trust
(exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203
(Address of principal executive offices) (Zip code)

Andrea E. Kuchli, Secretary
Westcore Trust
1290 Broadway, Suite 1100, Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code: 303-623-2577

Date of fiscal year end: December 31

Date of reporting period: April 1, 2015 - June 30, 2015

Item 1.	Reports to Stockholders.

Westcore Funds®

Denver Investments

2015 SEMI-ANNUAL REPORT

JUNE 30, 2015

Fund	TICKER SYMBOLS Retail Class	Institutional Class
WESTCORE EQUITY FUNDS		
Westcore Growth Fund	WTEIX	WILGX
Westcore MIDCO Growth Fund	WTMGX	WIMGX
Westcore Select Fund	WTSLX	–
Westcore Small-Cap Growth Fund	WTSGX	WISGX
Westcore Blue Chip Dividend Fund	WTMVX	WIMVX
Westcore Mid-Cap Value Dividend Fund	WTMCX	–
Westcore Small-Cap Value Dividend Fund	WTSVX	WISVX
Westcore Micro-Cap Opportunity Fund	WTMIX	–
Westcore International Small-Cap Fund	WTIFX	–
WESTCORE BOND FUNDS		
Westcore Flexible Income Fund	WTLTX	WILTX
Westcore Plus Bond Fund	WTIBX	WIIBX
Westcore Colorado Tax-Exempt Fund	WTCOX	–

Westcore Funds are managed by Denver Investments.

The mountain logo together with "Westcore Funds Denver Investments" is a registered service mark of Denver Investments.

TABLE OF CONTENTS

SHAREHOLDER LETTER	1
FUND OVERVIEWS
Westcore Growth Fund	2
Westcore MIDCO Growth Fund	4
Westcore Select Fund	6
Westcore Small-Cap Growth Fund	8
Westcore Blue Chip Dividend Fund	10
Westcore Mid-Cap Value Dividend Fund	12
Westcore Small-Cap Value Dividend Fund	14
Westcore Micro-Cap Opportunity Fund	16
Westcore International Small-Cap Fund	18
Westcore Flexible Income Fund	20
Westcore Plus Bond Fund	22
Westcore Colorado Tax-Exempt Fund	24
FUND EXPENSES	26
IMPORTANT DISCLOSURES	28
FINANCIAL STATEMENTS	33
Statements of Investments	34
Statements of Assets and Liabilities	66
Statements of Operations	68
Statements of Changes in Net Assets	70
Financial Highlights	74
Notes to Financial Statements	84

| p: 800.392.CORE (2673) | www.westcore.com

INTENTIONALLY LEFT BLANK

SHAREHOLDER LETTER	(UNAUDITED)

DEAR FELLOW SHAREHOLDERS

Global economic issues dominated the investment landscape in the first half of 2015. These issues included Greece’s continued struggle to avoid bankruptcy and new concerns over slowing growth in China. In spite of these worries, the S&P 500® Index and 10-year Treasury bond ended the first half of 2015 relatively unchanged.

Throughout early 2015, investors became increasingly concerned that Greece would declare bankruptcy and/or be removed from the European Union (EU). While this situation was not new, the larger issue of Europe’s reaction to a default by Greece and its potential “domino” effect on the rest of the continent moved to the forefront. Greek political unrest was also concerning as proposals for austerity programs were repeatedly turned down. In spite of the relatively insignificant size of Greece’s economy, Greece and the rest of the EU were at a standstill until a last-minute bailout deal (largely led by Germany) allowed Europe to return to normal. Investors then breathed a sigh of relief until China’s economic growth materially slowed.

While Greece’s economy is smaller than the economies of many U.S. cities, China’s economy is arguably the largest in the world. The Shanghai Composite Index, which tracks China’s primary stock market, dropped over 17% from June 12 to June 30. In our opinion this decline largely reflects two things, slowing economic growth and a rapidly increasing amount of non-performing loans coming to light, despite the government’s efforts to insulate the capital markets. The Chinese government attempted to intervene in the downturn, purchasing $145 billion in equities. As we’ve seen historically, government intervention rarely works in the long term and there appears to be little expectation that it will work in this circumstance. The slowing economic growth in China is a situation that will require close monitoring. The U.S. and global economies are more closely tied together than at any time it the past and a slowdown in China has the potential to depress U.S. economic growth.

Global volatility and slowing growth in China may affect the Federal Reserve’s willingness to raise the Fed Funds Rate this year. Slower economic growth in China has resulted in a strengthening U.S. dollar and is negatively impacting U.S. profit growth. With very little evident inflation and the potential for slowing earnings for U.S. companies, we believe there is less incentive for the Fed to raise rates. Fed watchers will have an interesting second half of 2015 determining how to balance the newly evolving contravening factors the Fed must weigh in order to determine its next move.

We will continue to monitor these events and the multitude of other factors that impact your investments in the Westcore Funds. Our portfolio managers and analysts are deeply dedicated to the success of your investments and we sincerely appreciate your confidence in us. Please let us know if you have any questions or require additional information.

Mary K. Anstine	John W. Zimmerman, CFA
Chairman	President

John W. Zimmerman is a registered representative of ALPS Distributors, Inc.

CFA is a trademark owned by the CFA Institute.

The Shareholder Letter and the Manager Commentaries included in this shareholder report contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

| p: 800.392.CORE (2673) | www.westcore.com

WESTCORE GROWTH FUND (WTEIX, WILGX)	(UNAUDITED)

Fund Strategy

Investing primarily in equity securities of large companies with growth potential.

Fund Management

Craig W. Juran, CFA Portfolio Manager

CFA is a trademark owned by CFA Institute.

Cumulative Returns

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Performance calculations are as of the end of June each year. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Lipper Index data provided by Lipper, Inc.

Please see index definitions beginning on page 28.

Average Annual Total Returns

	6 Months	1 Year	3 Years	5 Years	10 Years	Since Inception	Inception Date
Retail Class (WTEIX)	6.05%	11.58%	16.02%	17.19%	7.82%	9.16%	6/1/1988
Institutional Class (WILGX)	6.21	11.89	16.27	17.40	7.95	9.21	9/28/2007
Russell 1000® Growth Index	3.96	10.56	17.99	18.59	9.11	10.08
Lipper Large-Cap Growth Index	4.42	10.56	18.11	17.23	7.97	9.19

Retail Class Annual Expense Ratio (per the current prospectus) — Gross: 1.11%, Net: 1.11%
Institutional Class Annual Expense Ratio (per the current prospectus) — Gross: 1.05%, Net: 0.91%

The performance data quoted represents past performance and does not guarantee future results. Performance information for the institutional class shares prior to their inception date is based on the performance of the retail class. Current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, please call 800.392.CORE (2673) or visit us online at www.westcore.com. Average annual total returns and yield figures reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements. Without the fee waivers and expense reimbursements, total return and yield figures would have been lower. Total return and yield figures represent past performance. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost. Westcore fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to investment risk.

Denver Investments (the “Adviser”) has contractually agreed to waive certain investment advisory and/or administration fees and/or to reimburse other expenses from April 30, 2015 until at least April 30, 2016. The first waiver/reimbursement applies so that the ratio of expenses to average net assets, as reported in the Fund’s Financial Highlights, will be no more than 1.15% for the Fund’s Retail Class for such period. The second waiver/reimbursement applies so that Fund level Other Expenses for the Institutional Class will be in the same proportion as the Retail Class waivers/reimbursements. The third waiver/reimbursement applies so that the institutional class-specific Other Expenses are reimbursed. The Adviser has contractually agreed to waive/reimburse all of these class-specific Other Expenses, but only to the extent that the difference between the net Institutional Class and net Retail Class expense ratios, after applying the waiver/reimbursement, does not exceed 25 basis points. These agreements may not be terminated or modified prior to this date without the approval of the Board of Trustees.

Craig W. Juran is a registered representative of ALPS Distributors, Inc.

Manager Commentary

■
Equity markets advanced in the first half of 2015, as a slow but improving U.S. economy was offset by turmoil in Europe associated with the potential exit of Greece from the European Union and continued troubles in emerging markets. As the U.S. economy continues to heal, we think the Federal Reserve is getting closer to normalizing its interest-rate policy, and we think this is a positive step. Although there may be some dislocations associated with a slight increase in interest rates, we believe the longer-term benefits will outweigh short-term volatility associated with a return to more normalized Fed policy.

■
For the first six months of 2015, the Westcore Growth Fund outperformed its benchmark, the Russell 1000® Growth Index. The Fund’s returns, relative to the benchmark, were enhanced by holdings in the information technology, health care and industrials sectors. Holdings in consumer discretionary, energy and materials sectors detracted from the Fund’s relative performance.

■
Among the Fund’s strongest contributors in the first half of 2015 were Apple Inc., Gilead Sciences, Inc. and Palo Alto Networks, Inc. Apple delivered strong performance as investors became more intrigued with the Apple watch and its potential implications. Although the watch is early in its adoption phase, it potentially might help consumers live healthier life styles, along with supporting the Apple ecosystem. Gilead Sciences, a biotechnology company, delivered strong performance driven by robust first quarter results. These strong results, along with positive commentary about its drug pipeline, drove the stock higher. Palo Alto Networks, an enterprise network security platform provider, delivered strong performance as cybersecurity remained one of the biggest concerns for most corporations. Its next-generation firewall solves many problems that traditional firewalls struggle with. We believe the company is well positioned and that network security is an attractive longer-term growth market.

■
Among the Fund’s biggest detractors in the first six months of 2015 were Chipotle Mexican Grill Inc., Goodyear Tire & Rubber Co and Alibaba Group Holding Ltd. Chipotle underperformed in the first half of 2015 after issuing earnings estimates that disappointed some investors. We believe that Chipotle remains one of the best-positioned restaurants to capture consumers’ increasing desire for healthier products and higher-quality foods. We anticipated that Goodyear Tire’s improving fundamentals would lead to accelerating earnings in 2015. In January, however, the company reduced its financial forecasts based on challenging winter weather in Europe and the impact of a stronger U.S. dollar. This uncertainty led us to exit the position. International e-commerce company Alibaba Group struggled as it faced pressure from Chinese government regulation that led to slower revenue growth. We believe the company has compelling longer-term growth opportunities and that some of the near-term headwinds should dissipate in the second half of 2015.

■
We continue to see positive data that suggests the U.S. economy is picking up steam. After a slow start to the year, in which the U.S. economy was hampered by severe winter weather, we are starting to see signs of acceleration driven by improved hiring, lower gasoline prices and a pick-up in housing activity. Although the equity markets will likely remain volatile, it is becoming evident to us that a synchronized global recovery may be gaining traction, which may help reduce the fears of deflation and restore confidence in global economies.

| 2015 Semi-Annual Report

WESTCORE GROWTH FUND (continued)	(UNAUDITED)

Stock Performance

(for the year ended 6/30/15)

5 Highest	Average Weight	Contribution to Return
Apple Inc.	9.92%	1.54%
Gilead Sciences Inc.	4.32	1.00
Walt Disney Co.	3.79	0.72
Palo Alto Networks Inc.	1.65	0.61
Amazon.com Inc.	1.78	0.60

5 Lowest
Chipotle Mexican Grill Inc.	2.82%	-0.34%
Goodyear Tire & Rubber Co.	0.29	-0.34
Alibaba Group Holding Ltd.	0.45	-0.37
SanDisk Corp.	0.15	-0.40
Microsoft Corp.	0.62	-0.49

Past performance does not guarantee future results. These stocks do not represent all of the securities purchased, sold or recommended by the Funds’ Adviser. To request a complete list of the contribution of each Fund holding to overall Fund performance during the period, please call 800.392.CORE (2673) or email invest@westcore.com.

Please see page 30 for a description of the methodology used to construct this chart.

Top Ten Holdings

(as of 6/30/15)

Apple Inc.	9.5%
Gilead Sciences Inc.	5.1
Facebook Inc.	4.9
Home Depot Inc.	3.7
Illumina Inc.	3.6
Walt Disney Co.	3.5
Visa Inc.	3.2
Priceline Group Inc.	3.2
Celgene Corp.	2.9
Allergan PLC	2.8
Total (% of Net Assets)	42.4%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

Portfolio Characteristics

(as of 6/30/15)

	Westcore Growth Fund	Russell 1000® Growth Index
Weighted Average Market Capitalization ($ Bil)	$135.6	$122.4
Price/Earnings (1 year trailing)	26.1x	22.7x
EPS Growth (3 year historical)	21.9%	14.0%
Beta	1.1	1.0
Number of Holdings	41	644
Portfolio Turnover Rate (1 year trailing)	104%	—

Please see definition of terms beginning on page 30.

Sector Allocation

(as of 6/30/15)

	Westcore Growth Fund	Russell 1000® Growth Index	Relative Weights Under | Over
Consumer Discretionary	19.5%	21.0%	-1.5%
Consumer Staples	5.2	10.5	-5.3
Energy	4.4	1.0	3.4
Financials	4.2	5.4	-1.2
Health Care	19.0	18.3	0.7
Industrials	8.7	11.1	-2.4
Information Technology	33.7	27.0	6.7
Materials	4.3	3.9	0.4
Telecommunication Services	0.0	1.8	-1.8
Utilities	0.0	0.0	0.0
ST Investments/Net Other Assets	1.0	0.0	1.0
Total (% of Net Assets)	100.0%	100.0%

Sector classifications presented herein are based on the sector categorization methodology of the Adviser to the Funds which may result in the sector designations for one Fund being different than another Fund’s sector designations. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

Market Capitalization

(as of 6/30/15)

Market Cap Range ($ Bil)	Percent of Total Equities	Number of Holdings
$0 - $10	10.2%	6
$10 - $50	38.3	20
$50 - $100	13.0	5
Over $100	38.5	10

Market capitalization ranges were determined by the Adviser to the Fund and are for presentation purposes only. These market capitalization ranges do not necessarily correlate to the benchmark’s market capitalization ranges.

| p: 800.392.CORE (2673) | www.westcore.com

WESTCORE MIDCO GROWTH FUND (WTMGX, WIMGX)	(UNAUDITED)

Fund Strategy

Investing in a diversified portfolio of equity securities of primarily medium-sized companies with growth potential.

Fund Management

Mitch S. Begun, CFA Lead Portfolio Manager
F. Wiley Reed, CFA Lead Portfolio Manager
Adam C. Bliss Portfolio Manager
Brian C. Fitzsimons, CFA Portfolio Manager
Jeffrey J. Loehr, CFA Portfolio Manager

CFA is a trademark owned by CFA Institute.

Cumulative Returns

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Performance calculations are as of the end of June each year. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Lipper Index data provided by Lipper, Inc.

Please see index definitions beginning on page 28.

Average Annual Total Returns

	6 Months	1 Year	3 Years	5 Years	10 Years	Since Inception	Inception Date
Retail Class (WTMGX)	7.08%	6.51%	19.36%	15.86%	8.46%	10.79%	8/1/1986
Institutional Class (WIMGX)	7.12	6.70	19.59	16.05	8.59	10.84	9/28/2007
Russell Midcap® Growth Index	4.18	9.45	19.24	18.69	9.69	10.61
Lipper Mid-Cap Growth Index	5.54	9.19	17.84	16.75	9.58	9.90

Retail Class Annual Expense Ratio (per the current prospectus) — Gross: 1.04%, Net: 1.04%
Institutional Class Annual Expense Ratio (per the current prospectus) — Gross: 0.99%, Net: 0.90%

The performance data quoted represents past performance and does not guarantee future results. Performance information for the institutional class shares prior to their inception date is based on the performance of the retail class. Current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, please call 800.392.CORE (2673) or visit us online at www.westcore.com. Average annual total returns and yield figures reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements. Without the fee waivers and expense reimbursements, total return and yield figures would have been lower. Total return and yield figures represent past performance. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost. Westcore fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to investment risk.

Denver Investments (the “Adviser”) has contractually agreed to waive certain investment advisory and/or administration fees and/or to reimburse other expenses from April 30, 2015 until at least April 30, 2016. The first waiver/reimbursement applies so that the ratio of expenses to average net assets, as reported in the Fund’s Financial Highlights, will be no more than 1.15% for the Fund’s Retail Class for such period. The second waiver/reimbursement applies so that Fund level Other Expenses for the Institutional Class will be in the same proportion as the Retail Class waivers/reimbursements. The third waiver/reimbursement applies so that the institutional class-specific Other Expenses are reimbursed. The Adviser has contractually agreed to waive/reimburse all of these class-specific Other Expenses, but only to the extent that the difference between the net Institutional Class and net Retail Class expense ratios, after applying the waiver/reimbursement, does not exceed 25 basis points. These agreements may not be terminated or modified prior to this date without the approval of the Board of Trustees.

Investing in mid-cap funds generally will be more volatile and loss of principal could be greater than investing in large-cap funds.

Manager Commentary

■	For the first half of 2015, the Westcore MIDCO Growth Fund outperformed its benchmark, the Russell Midcap® Growth Index.

■
Despite an eventful backdrop, including turbulence in the Eurozone due to the potential exit of Greece and rising anxiety in Asian markets, U.S. equity returns were fairly uneventful. Year-to-date returns for small-cap indexes were ahead of large-cap indexes with the Russell 2000® Index up 4.75% versus the Russell 1000® Index’s 1.71% gain, and the Russell Midcap® Index up 2.35%. More interesting to us is the discrepancy between the returns of growth stocks and value stocks thus far in 2015. The Russell Midcap® Growth Index ended the first half up 4.18% versus the Russell Midcap® Value index’s gain of just 0.41%. This trend was consistent across market capitalizations and is a continuation of a theme we have seen for the last ten years–companies that are growing faster are being rewarded due to their scarcity in a slowly growing economy. At this juncture, we expect this trend to continue as global growth concerns are at the forefront and the U.S. economy chugs along with decent growth.

■
The sectors that contributed most to the Fund’s performance relative to its benchmark in the period were information technology, consumer discretionary and financials. The Fund’s best-performing stock was consumer discretionary sector holding Netflix, Inc. The stock outperformed as the company invested well in original content and international expansion. Netflix’s largest growth opportunity, expansion into international markets, should be completed by the end of 2016. Tesla Motors Inc., also within the consumer discretionary sector, performed well as investors got more comfortable with the Model X electric car rollout and the company’s opportunities in new energy storage solutions. Demand for Tesla’s cars remains high and longer term, we believe Tesla’s expertise in battery management software and manufacturing solutions provides broader opportunities. Tableau Software Inc., an analytics software solutions provider, was also among the Fund’s top contributors. The stock was strong as demand for the company’s data visualization and analytics solutions remained healthy. Tableau is just starting its international push and we think it has a long runway for growth.

■
Two sectors detracted from the Fund’s performance relative to its benchmark in the first half of 2015, consumer staples and energy. The Fund’s worst-performing stock was consumer staples sector holding Keurig Green Mountain Inc. The maker of Keurig single-serve brewers and Green Mountain branded K-cups, struggled as its recently launched 2.0 brewing system underperformed expectations. We remain confident in the product’s potential and the company’s pipeline of innovation. Applied Materials Inc., a semiconductor equipment provider, was also a significant detractor in the period. The company was unable to overcome global regulatory scrutiny of its planned merger with Tokyo Electron Ltd. and slower-than-anticipated capital expenditure spending by semiconductor manufacturers. Wynn Resorts Ltd., a leading casino company, was also a drag on the Fund’s performance as the company cut its dividend and indicated more uncertainty regarding a gaming revenue recovery in Macau. We think the dividend cut was prudent in light of current circumstances and that Wynn will recover nicely once the market recovers.

■
As of the end of the first half of 2015, the Fund was overweighted primarily in the information technology and energy sectors, and underweighted primarily in the consumer discretionary and industrials sectors.

| 2015 Semi-Annual Report

WESTCORE MIDCO GROWTH FUND (continued)	(UNAUDITED)

Stock Performance

(for the year ended 6/30/15)

5 Highest	Average Weight	Contribution to Return
Netflix Inc.	2.20%	1.52%
Pharmacyclics Inc.	0.33	0.75
FireEye Inc.	1.35	0.69
Tableau Software Inc.	1.86	0.59
Tesla Motors Inc.	2.26	0.55

5 Lowest
Zulily Inc.	0.55%	-0.34%
Applied Materials Inc.	1.67	-0.41
United Continental Holdings Inc.	2.02	-0.43
Wynn Resorts Ltd	1.38	-0.50
Keurig Green Mountain Inc.	1.56	-0.75

Past performance does not guarantee future results. These stocks do not represent all of the securities purchased, sold or recommended by the Funds’ Adviser. To request a complete list of the contribution of each Fund holding to overall Fund performance during the period, please call 800.392.CORE (2673) or email invest@westcore.com.

Please see page 30 for a description of the methodology used to construct this chart.

Top Ten Holdings

(as of 6/30/15)

Tesla Motors Inc.	2.1%
Tableau Software Inc.	2.0
Affiliated Managers Group Inc.	2.0
BioMarin Pharmaceutical Inc.	2.0
Under Armour Inc.	2.0
Fiserv Inc.	1.9
Restoration Hardware Holdings Inc.	1.9
BorgWarner Inc.	1.9
Tractor Supply Co.	1.9
LinkedIn Corp.	1.9
Total (% of Net Assets)	19.6%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

Portfolio Characteristics

(as of 6/30/15)

	Westcore MIDCO Growth Fund	Russell Midcap® Growth Index
Weighted Average Market Capitalization ($ Bil)	$11.3	$13.2
Price/Earnings (1 year trailing)	25.5x	24.7x
EPS Growth (3 year historical)	20.1%	14.5%
Beta	1.2	1.1
Number of Holdings	75	507
Portfolio Turnover Rate (1 year trailing)	62%	—

Please see definition of terms beginning on page 30.

Sector Allocation

(as of 6/30/15)

	Westcore MIDCO Growth Fund	Russell Midcap® Growth Index	Relative Weights Under | Over
Consumer Discretionary	18.8%	24.5%	-5.7%
Consumer Staples	3.9	7.4	-3.5
Energy	4.5	1.2	3.3
Financials	8.4	11.1	-2.7
Health Care	13.9	14.4	-0.5
Industrials	11.7	15.6	-3.9
Information Technology	28.0	20.0	8.0
Materials	6.1	5.3	0.8
Telecommunication Services	0.0	0.4	-0.4
Utilities	0.0	0.1	-0.1
ST Investments/Net Other Assets	4.7	0.0	4.7
Total (% of Net Assets)	100.0%	100.0%

Sector classifications presented herein are based on the sector categorization methodology of the Adviser to the Funds which may result in the sector designations for one Fund being different than another Fund’s sector designations. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

Market Capitalization

(as of 6/30/15)

Market Cap Range ($ Bil)	Percent of Total Equities	Number of Holdings
$0 - $1	0.0%	0
$1 - $5	21.9	21
$5 - $10	32.4	27
Over $10	45.7	27

Market capitalization ranges were determined by the Adviser to the Fund and are for presentation purposes only. These market capitalization ranges do not necessarily correlate to the benchmark’s market capitalization ranges.

| p: 800.392.CORE (2673) | www.westcore.com

WESTCORE SELECT FUND (WTSLX)	(UNAUDITED)

Fund Strategy

Investing primarily in the common stock of a limited number of medium-sized companies selected for their growth potential.

Fund Management

Mitch S. Begun, CFA Lead Portfolio Manager
F. Wiley Reed, CFA Lead Portfolio Manager
Adam C. Bliss Portfolio Manager
Brian C. Fitzsimons, CFA Portfolio Manager
Jeffrey J. Loehr, CFA Portfolio Manager

CFA is a trademark owned by CFA Institute.

Cumulative Returns

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Performance calculations are as of the end of June each year. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Lipper Index data provided by Lipper, Inc.

Please see index definitions beginning on page 28.

Average Annual Total Returns

	6 Months	1 Year	3 Years	5 Years	10 Years	Since Inception	Inception Date
Retail Class (WTSLX)	3.36%	5.06%	14.82%	10.63%	8.51%	11.64%	10/1/1999
Russell Midcap® Growth Index	4.18	9.45	19.24	18.69	9.69	7.22
Lipper Mid-Cap Growth Index	5.54	9.19	17.84	16.75	9.58	6.45

Retail Class Annual Expense Ratio (per the current prospectus) — Gross: 1.10%, Net: 1.10%

The performance data quoted represents past performance and does not guarantee future results. Performance information for the institutional class shares prior to their inception date is based on the performance of the retail class. Current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, please call 800.392.CORE (2673) or visit us online at www.westcore.com. Average annual total returns and yield figures reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements. Without the fee waivers and expense reimbursements, total return and yield figures would have been lower. Total return and yield figures represent past performance. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost. Westcore fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to investment risk.

Denver Investments (the “Adviser”) has contractually agreed to waive certain investment advisory and/or administration fees and/or to reimburse other expenses from April 30, 2015 until at least April 30, 2016. The waiver/reimbursement applies so that the ratio of expenses to average net assets, as reported in the Fund’s financial statements, will be no more than 1.15% for the Fund’s Retail Class for such period. Please see the Fund’s Prospectus for more information. This agreement may not be terminated or modified prior to this date without the approval of the Board of Trustees. Without the fee waivers and expense reimbursements, total return figures would have been lower.

Investing in mid-cap funds generally will be more volatile and loss of principal could be greater than investing in large-cap funds.

Manager Commentary

■	For the first half of 2015, the Westcore Select Fund underperformed its benchmark, the Russell Midcap® Growth Index.

■
Despite an eventful backdrop, including turbulence in the Eurozone due to the potential exit of Greece and rising anxiety in Asian markets, U.S. equity returns were fairly uneventful. Year-to-date returns for small-cap indexes were ahead of large-cap indexes with the Russell 2000® Index up 4.75% versus the Russell 1000® Index’s 1.71% gain, and the Russell Midcap® Index up 2.35%. More interesting to us is the discrepancy between the returns of growth stocks and value stocks thus far in 2015. The Russell Midcap® Growth Index ended the first half up 4.18% versus the Russell Midcap® Value index’s gain of just 0.41%. This trend was consistent across market capitalizations and is a continuation of a theme we have seen for the last ten years–companies that are growing faster are being rewarded due to their scarcity in a slowly growing economy. At this juncture, we expect this trend to continue as global growth concerns are at the forefront and the U.S. economy chugs along with decent growth.

■
The three sectors that contributed most to the Fund’s performance relative to its benchmark in the period were consumer discretionary, information technology and financials. The Fund’s best-performing stock was consumer discretionary sector holding Netflix, Inc. The stock outperformed as the company invested well in original content and international expansion. Netflix’s largest growth opportunity, expansion into international markets, should be completed by the end of 2016. Tesla Motors Inc., also within the consumer discretionary sector, performed well as investors got more comfortable with the Model X electric car rollout and the company’s opportunities in new energy storage solutions. Demand for Tesla’s cars remains high and longer term, we believe Tesla’s expertise in battery management software and manufacturing solutions provides broader opportunities. Tableau Software Inc., an analytics software solutions provider, was also among the Fund’s top contributors. The stock was strong as demand for the company’s data visualization and analytics solutions remained healthy. Tableau is just starting its international push and we think it has a long runway for growth.

■
The three sectors that detracted most to the Fund’s performance relative to its benchmark in the period were consumer staples, industrials and materials. The Fund’s worst-performing stock was Wynn Resorts Ltd., a leading casino company. The stock struggled as the company cut its dividend and indicated more uncertainty regarding a gaming revenue recovery in Macau. We think the dividend cut was prudent in light of current circumstances and that Wynn will recover nicely once the market recovers. Applied Materials Inc., a semiconductor equipment provider, was also a significant detractor in the period. The company was unable to overcome global regulatory scrutiny of its planned merger with Tokyo Electron Ltd. and slower-than-anticipated capital expenditure spending by semiconductor manufacturers. Deckers Outdoor Corp., owner of the Ugg footwear brand, struggled as holiday sales and spring preorders for its flagship Ugg brand slowed sizably. We exited the position in the first quarter.

■
As of the end of the first half of 2015, the Fund was overweighted primarily in the information technology and energy sectors, and underweighted primarily in the consumer discretionary and consumer staples sectors.

| 2015 Semi-Annual Report

WESTCORE SELECT FUND (continued)	(UNAUDITED)

Stock Performance

(for the year ended 6/30/15)

5 Highest	Average Weight	Contribution to Return
Netflix Inc.	2.86%	1.92%
FireEye Inc.	2.87	1.49
Tesla Motors Inc.	3.42	0.87
Tableau Software Inc.	2.68	0.79
Lululemon Athletica Inc.	2.15	0.58

5 Lowest
Melco Crown Entertainment Ltd.	1.68%	-0.41%
Deckers Outdoor Corp.	0.75	-0.59
Applied Materials Inc.	3.31	-0.81
United Continental Holdings Inc.	3.80	-0.84
Wynn Resorts Ltd.	2.55	-0.93

Past performance does not guarantee future results. These stocks do not represent all of the securities purchased, sold or recommended by the Funds’ Adviser. To request a complete list of the contribution of each Fund holding to overall Fund performance during the period, please call 800.392.CORE (2673) or email invest@westcore.com.

Please see page 30 for a description of the methodology used to construct this chart.

Top Ten Holdings

(as of 6/30/15)

Affiliated Managers Group Inc.	4.5%
Tesla Motors Inc.	3.9
Amphenol Corp.	3.6
BorgWarner Inc.	3.5
United Continental Holdings Inc.	3.5
ServiceNow Inc.	3.5
SVB Financial Group	3.4
LinkedIn Corp.	3.3
Under Armour Inc.	3.2
Team Health Holdings Inc.	3.2
Total (% of Net Assets)	35.6%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

Portfolio Characteristics

(as of 6/30/15)

	Westcore Select Fund	Russell Midcap® Growth Index
Weighted Average Market Capitalization ($ Bil)	$12.6	$13.2
Price/Earnings (1 year trailing)	24.5x	24.7x
EPS Growth (3 year historical)	20.1%	14.5%
Beta	1.1	1.1
Number of Holdings	34	507
Portfolio Turnover Rate (1 year trailing)	65%	—

Please see definition of terms beginning on page 30.

Sector Allocation

(as of 6/30/15)

	Westcore Select Fund	Russell Midcap® Growth Index	Relative Weights Under | Over
Consumer Discretionary	19.2%	24.5%	-5.3%
Consumer Staples	2.7	7.4	-4.7
Energy	4.0	1.2	2.8
Financials	7.9	11.1	-3.2
Health Care	16.3	14.4	1.9
Industrials	13.7	15.6	-1.9
Information Technology	26.2	20.0	6.2
Materials	5.9	5.3	0.6
Telecommunication Services	0.0	0.4	-0.4
Utilities	0.0	0.1	-0.1
ST Investments/Net Other Assets	4.1	0.0	4.1
Total (% of Net Assets)	100.0%	100.0%

Sector classifications presented herein are based on the sector categorization methodology of the Adviser to the Funds which may result in the sector designations for one Fund being different than another Fund’s sector designations. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

Market Capitalization

(as of 6/30/15)

Market Cap Range ($ Bil)	Percent of Total Equities	Number of Holdings
$0 - $1	0.0%	0
$1 - $5	21.2	8
$5 - $10	31.7	12
Over $10	47.1	14

Market capitalization ranges were determined by the Adviser to the Fund and are for presentation purposes only. These market capitalization ranges do not necessarily correlate to the benchmark’s market capitalization ranges.

| p: 800.392.CORE (2673) | www.westcore.com

WESTCORE SMALL-CAP GROWTH FUND (WTSGX, WISGX)	(UNAUDITED)

Fund Strategy

Investing in a diversified portfolio of equity securities of primarily small-sized companies with growth potential.

Fund Management

Mitch S. Begun, CFA Lead Portfolio Manager
F. Wiley Reed, CFA Lead Portfolio Manager
Adam C. Bliss Portfolio Manager
Brian C. Fitzsimons, CFA Portfolio Manager
Jeffrey J. Loehr, CFA Portfolio Manager

CFA is a trademark owned by CFA Institute.

Cumulative Returns

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Performance calculations are as of the end of June each year. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Lipper Index data provided by Lipper, Inc.

Please see index definitions beginning on page 28.

Average Annual Total Returns

	6 Months	1 Year	3 Years	5 Years	10 Years	Since Inception	Inception Date
Retail Class (WTSGX)	5.70%	7.44%	—	—	—	7.20%	12/20/2013
Institutional Class (WISGX)	6.06	8.11	—	—	—	7.71	12/20/2013
Russell 2000® Growth Index	8.74	12.34	—	—	—	10.70
Lipper Small-Cap Growth Index	7.54	9.63	—	—	—	7.22

Retail Class Annual Expense Ratio (per the current prospectus) — Gross: 5.18%, Net: 1.30%
Institutional Class Annual Expense Ratio (per the current prospectus) — Gross: 3.61%, Net: 1.05%

The performance data quoted represents past performance and does not guarantee future results. Performance information for the institutional class shares prior to their inception date is based on the performance of the retail class. Current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, please call 800.392.CORE (2673) or visit us online at www.westcore.com. Average annual total returns and yield figures reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements. Without the fee waivers and expense reimbursements, total return and yield figures would have been lower. The performance data quoted does not reflect the deduction of the 2% redemption fee imposed if shares are redeemed or exchanged within 90 calendar days from their date of purchase. If imposed, the fee would reduce the performance quoted. Total return and yield figures represent past performance. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost. Westcore fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to investment risk.

Denver Investments (the “Adviser”) has contractually agreed to waive certain investment advisory and/or administration fees and/or to reimburse other expenses from April 30, 2015 until at least April 30, 2016. The first waiver/reimbursement applies so that the ratio of expenses to average net assets, as reported in the Fund’s Financial Highlights, will be no more than 1.30% for the Fund’s Retail Class for such period. The second waiver/reimbursement applies so that Fund level Other Expenses for the Institutional Class will be in the same proportion as the Retail Class waivers/reimbursements. The third waiver/reimbursement applies so that the institutional class-specific Other Expenses are reimbursed. The Adviser has contractually agreed to waive/reimburse all of these class-specific Other Expenses, but only to the extent that the difference between the net Institutional Class and net Retail Class expense ratios, after applying the waiver/reimbursement, does not exceed 25 basis points. These agreements may not be terminated or modified prior to this date without the approval of the Board of Trustees.

Investing in small-cap funds generally will be more volatile and loss of principal could be greater than investing in larger-cap funds.

Manager Commentary

■	For the first half of 2015, the Westcore Small-Cap Growth Fund underperformed its benchmark, the Russell 2000® Growth Index.

■
Despite an eventful backdrop, including turbulence in the Eurozone due to the potential exit of Greece and rising anxiety in Asian markets, U.S. equity returns were fairly uneventful. Year-to-date returns for small-cap indexes were ahead of large-cap indexes with the Russell 2000® Index up 4.75% versus the Russell 1000® Index’s 1.71% gain, and the Russell Midcap® Index up 2.35%. More interesting to us is the discrepancy between the returns of growth stocks and value stocks thus far in 2015. The Russell 2000® Growth Index ended the first half up 8.74% versus the Russell 2000® Value index’s gain of just 0.76%. This trend was consistent across market capitalizations and is a continuation of a theme we have seen for the last ten years–companies that are growing faster are being rewarded due to their scarcity in a slowly growing economy. At this juncture, we expect this trend to continue as global growth concerns are at the forefront and the U.S. economy chugs along with decent growth.

■
The three sectors that contributed most to the Fund’s performance relative to its benchmark in the period were financials, information technology and materials. The Fund’s best-performing stock was Sage Therapeutics Inc. This biotechnology company outperformed as additional data emerged regarding its drug candidate for the treatment of nervous system disorders. We believe the company has an attractive drug pipeline that is undervalued. Security software provider FireEye Inc. outperformed following its acquisition of Mandiant last year. FireEye is the market leader in high-end advanced persistent threat (APT) solutions and demand remains strong for its security solutions. However, we exited the position as its market capitalization grew larger than our target universe. Globant SA, an information technology sector company, was also a top contributor in the period. This software solutions provider benefited as companies and consumers increasingly utilized applications via the cloud and on mobile devices. We have a favorable view of Globant’s growth prospects.

■
The three sectors that detracted most from the Fund’s performance relative to its benchmark in the period were consumer discretionary, health care and industrials. The Fund’s worst-performing stock was Vince Holding Corp. This high-end apparel and accessories brand in the consumer discretionary sector performed poorly as its wholesale business segment faced continued pressure from weak department store ordering patterns. We believe this slowdown will prove temporary and that Vince remains an exciting up-and-coming brand. Within the health care sector, both OvaScience Inc. and OraSure Technologies Inc. were significant drags on the Fund’s performance. OvaScience underperformed after reporting data on Augment, its treatment for improving in vitro-fertilization (IVF) pregnancy rates. Although this initial data was positive, investors clearly wanted a more robust clinical analysis. We believe Augment, along with other products in OvaScience’s pipeline, have an opportunity to penetrate what could be a huge market. OraSure underperformed after reporting weaker-than-expected fourth quarter 2014 results for its rapid hepatitis C test, OraQuick HCV. Given uncertainty regarding growth potential for this test, we exited the position.

■	As of the end of the first half of 2015, the Fund was overweighted in the financials and energy sectors, and underweighted primarily in the industrials and consumer discretionary sectors.

| 2015 Semi-Annual Report

WESTCORE SMALL-CAP GROWTH FUND (continued)	(UNAUDITED)

Stock Performance

(for the year ended 6/30/15)

5 Highest	Average Weight	Contribution to Return
Sage Therapeutics Inc.	1.02%	0.73%
FireEye Inc.	1.03	0.67
Globant SA	0.76	0.63
IMAX Corp.	1.78	0.57
Clovis Oncology Inc.	1.13	0.57

5 Lowest
Vera Bradley Inc.	0.62%	-0.39%
OvaScience Inc.	1.34	-0.47
Saia Inc.	1.27	-0.50
OraSure Technologies Inc.	0.59	-0.55
Vince Holding Corp.	0.94	-0.73

Past performance does not guarantee future results. These stocks do not represent all of the securities purchased, sold or recommended by the Funds’ Adviser. To request a complete list of the contribution of each Fund holding to overall Fund performance during the period, please call 800.392. CORE (2673) or email invest@westcore.com.

Please see page 30 for a description of the methodology used to construct this chart.

Top Ten Holdings

(as of 6/30/15)

Restoration Hardware Holdings Inc.	2.2%
Virtusa Corp.	2.1
Acadia Healthcare Co. Inc.	2.1
Team Health Holdings Inc.	2.0
Inphi Corp.	2.0
PolyOne Corp.	2.0
Vail Resorts Inc.	1.9
Eagle Bancorp Inc.	1.9
Evercore Partners Inc.	1.9
Western Alliance Bancorp	1.9
Total (% of Net Assets)	20.0%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

Portfolio Characteristics

(as of 6/30/15)

	Westcore Small-Cap Growth Fund	Russell 2000® Growth Index
Weighted Average Market Capitalization ($ Bil)	$2.4	$2.1
Price/Earnings (1 year trailing)	31.5x	19.6x
EPS Growth (3 year historical)	29.0%	11.3%
Beta	1.2	1.3
Number of Holdings	89	1,163
Portfolio Turnover Rate (1 year trailing)	92%	—

Please see definition of terms beginning on page 30.

Sector Allocation

(as of 6/30/15)

	Westcore Small-Cap Growth Fund	Russell 2000® Growth Index	Relative Weights Under | Over
Consumer Discretionary	15.4%	18.3%	-2.9%
Consumer Staples	2.9	3.3	-0.4
Energy	4.6	1.5	3.1
Financials	10.6	7.2	3.4
Health Care	28.2	27.5	0.7
Industrials	9.2	13.2	-4.0
Information Technology	25.1	23.9	1.2
Materials	2.0	4.2	-2.2
Telecommunication Services	0.8	0.8	0.0
Utilities	0.0	0.1	-0.1
ST Investments/Net Other Assets	1.2	0.0	1.2
Total (% of Net Assets)	100.0%	100.0%

Sector classifications presented herein are based on the sector categorization methodology of the Adviser to the Funds which may result in the sector designations for one Fund being different than another Fund’s sector designations. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

Market Capitalization

(as of 6/30/15)

Market Cap Range ($ Mil)	Percent of Total Equities	Number of Holdings
$0 - $500	9.6%	12
$500 - $1,000	12.8	12
$1,000 - $2,000	24.8	23
Over $2,000	52.8	42

Market capitalization ranges were determined by the Adviser to the Fund and are for presentation purposes only. These market capitalization ranges do not necessarily correlate to the benchmark’s market capitalization ranges.

| p: 800.392.CORE (2673) | www.westcore.com

WESTCORE BLUE CHIP DIVIDEND FUND (WTMVX, WIMVX)	(UNAUDITED)

Fund Strategy

Investing in large, well-established, dividend-paying companies both in the United States and in developed foreign markets.

Fund Management

Troy Dayton, CFA Portfolio Manager
Mark M. Adelmann, CFA, CPA Portfolio Manager
Derek R. Anguilm, CFA Portfolio Manager
Paul A. Kuppinger, CFA Portfolio Manager
Lisa Z. Ramirez, CFA Portfolio Manager
Alex A. Ruehle, CFA Portfolio Manager

CFA is a trademark owned by CFA Institute.

Cumulative Returns

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Performance calculations are as of the end of June each year. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Lipper Index data provided by Lipper, Inc.

Please see index definitions beginning on page 28.

Average Annual Total Returns

	6 Months	1 Year	3 Years	5 Years	10 Years	Since Inception	Inception Date
Retail Class (WTMVX)	-1.90%	-2.79%	10.67%	12.05%	4.97%	8.46%	6/1/1988
Institutional Class (WIMVX)	1.86	-2.64	10.91	12.21	5.11	8.51	9/28/2007
S&P 500® Index	1.23	7.42	17.31	17.34	7.89	10.15
Russell Developed Large-Cap Index	2.67	1.50	14.66	13.38	6.59	—
Westcore Blue Chip Dividend Fund Custom Index	2.67	1.50	13.89	15.28	6.94	9.97
Lipper Large-Cap Core Index	0.76	5.25	16.43	15.82	7.20	9.27

Retail Class Annual Expense Ratio (per the current prospectus) — Gross: 1.14%, Net: 0.99%
Institutional Class Annual Expense Ratio (per the current prospectus) — Gross: 1.01%, Net: 0.82%

The performance data quoted represents past performance and does not guarantee future results. Performance information for the institutional class shares prior to their inception date is based on the performance of the retail class. Current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, please call 800.392.CORE (2673) or visit us online at www.westcore.com. Average annual total returns and yield figures reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements. Without the fee waivers and expense reimbursements, total return and yield figures would have been lower. Total return and yield figures represent past performance. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost. Westcore fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to investment risk.

Denver Investments (the “Adviser”) has contractually agreed to waive certain investment advisory and/or administration fees and/or to reimburse other expenses from April 30, 2015 until at least April 30, 2016. The first waiver/reimbursement applies so that the ratio of expenses to average net assets, as reported in the Fund’s Financial Highlights, will be no more than 0.99% for the Fund’s Retail Class for such period. The second waiver/reimbursement applies so that Fund level Other Expenses for the Institutional Class will be in the same proportion as the Retail Class waivers/reimbursements. The third waiver/reimbursement applies so that the institutional class-specific Other Expenses are reimbursed. The Adviser has contractually agreed to waive/reimburse all of these class-specific Other Expenses, but only to the extent that the difference between the net Institutional Class and net Retail Class expense ratios, after applying the waiver/reimbursement, does not exceed 25 basis points. These agreements may not be terminated or modified prior to this date without the approval of the Board of Trustees.

Investments in foreign companies are subject to special risks, including currency fluctuations, social, economic, and political uncertainties, which could increase volatility.

Dividends are not guaranteed. A company’s future abilities to pay dividends may be limited and a company may cease paying dividends at any time.

Lisa Z. Ramirez is a registered representative of ALPS Distributors, Inc.

Manager Commentary

■
The Westcore Blue Chip Dividend Fund underperformed its new benchmark, the Russell Developed Large-Cap Index and the S&P 500® Index, for the first half of 2015. Although weather-related issues caused a slow start to the year, the U.S. economy has since gained momentum with strong job creation, rising consumer confidence and early signs of wage gains. The strong U.S. dollar has had a negative impact on earnings, particularly for larger companies with more foreign currency exposure. Globally, China’s economy is decelerating and there are concerns that real estate and stock market speculation have reached the “bubble” stage. Russia is in recession due to economic sanctions and the precipitous decline in energy prices. Greece is the headline grabber as it stumbles toward default and possible exit from the European Union. These divergent economic paths have elevated market volatility.

■
In the first six months of 2015, the information technology, telecommunication services and materials sectors produced the Fund’s best returns relative to its benchmark. Apple Inc. was a significant contributor driven by stronger than expected quarterly results and anticipation of a successful launch of its iWatch. Apple’s revenues grew more quickly than expected, primarily driven by the success of its most recent iPhone release. We sold the position as its valuations relative to our dividend projections became less competitive. Luxury goods company LVMH Moet Hennessy Louis Vuitton SE outperformed as growth accelerated following a slowdown in 2014. The repositioning of the Louis Vuitton brand is working with nearly all divisions returning to profitability. Currency pressure created a tailwind and LMVH has managed well through the turbulent environment and we see potential for strong dividend growth ahead.

■
The Fund’s weakest sectors relative to its benchmark were utilities, industrials and consumer staples. Wal-Mart Stores Inc. was the Fund’s largest detractor in the period as sales growth was tepid and increased investments in labor and e-commerce resulted in profit margin pressure. We believe the company’s investments will result in improved sales and cash flow, and that the stock is significantly undervalued. Utility sector stocks have been pressured this year by rising interest rates and the expectation of further rate increases. Edison International was the Fund’s weakest utility holding in the period, due to a proposal by a consumer advocacy group to throw out the already-approved settlement on the San Onofre nuclear plant investigation. We have already factored the settlement into our valuation of the company, and don’t believe that reopening the case will lead to a worse outcome or a different assessment of the company’s value. It could, however, take longer to come to a similar conclusion and cause more volatility in the stock price.

■
As we look to the second half of 2015, we expect volatility to remain elevated. The Federal Reserve continues to keep investors guessing as to when it will increase short-term rates. Additionally, we believe the divergence of global economic growth will keep investor angst at high levels. However, it is difficult for us to envision an end to domestic economic improvement and positive market returns with the consumer gaining confidence, housing activity strengthening and interest rates at abnormally low levels. We believe well thought out stock selection will be even more important for the balance of the year as, broadly speaking, valuations appear stretched.

| 2015 Semi-Annual Report

WESTCORE BLUE CHIP DIVIDEND FUND (continued)	(UNAUDITED)

Stock Performance

(for the year ended 6/30/15)

5 Highest	Average Weight	Contribution to Return
Apple Inc.	1.39%	0.68%
LVMH Moet Hennessy Louis Vuitton SE	1.23	0.57
Pfizer Inc.	3.54	0.36
Sage Group PLC	2.22	0.33
Reckitt Benckiser Group plc	1.15	0.32

5 Lowest
QUALCOMM Inc.	2.14%	-0.45%
Mattel Inc.	3.14	-0.46
Edison International	3.49	-0.47
Royal Dutch Shell PLC	3.01	-0.50
Wal-Mart Stores Inc.	3.43	-0.56

Past performance does not guarantee future results. These stocks do not represent all of the securities purchased, sold or recommended by the Funds’ Adviser. To request a complete list of the contribution of each Fund holding to overall Fund performance during the period, please call 800.392.CORE (2673) or email invest@westcore.com.

Please see page 30 for a description of the methodology used to construct this chart.

Top Ten Holdings

(as of 6/30/15)

Kimberly-Clark Corp.	3.5%
McDonald’s Corp.	3.5
Novartis AG	3.5
Sodexo	3.5
Koninklijke DSM NV	3.4
Target Corp.	3.4
AbbVie Inc.	3.4
Allianz SE	3.4
British American Tobacco PLC	3.4
Occidental Petroleum Corp.	3.4
Total (% of Net Assets)	34.4%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

Notice Regarding Benchmark Change

Effective with the June 30, 2015 semi-annual report, the Westcore Board of Trustees has approved a benchmark change for the Westcore Blue Chip Dividend Fund from the S&P 500® Index to the Russell Developed Large-Cap Index. The new benchmark index reflects the global investment objective of the Fund. We will continue to present the S&P 500® Index for historical comparison purposes to the extent required.

Portfolio Characteristics

(as of 6/30/15)

	Westcore Blue Chip Dividend Fund	Russell Developed Large-Cap Index
Weighted Average Market Capitalization ($ Bil)	$88.2	$87.6
Price/Cash Flow (1 year trailing)	12.9x	14.0x
Price/Book Value	4.0x	3.2x
Price/Earnings (1 year trailing)	17.4x	18.8x
Beta	0.8	1.0
Number of Holdings	30	2,426
Portfolio Turnover Rate (1 year trailing)	40%	—

Please see definition of terms beginning on page 30.

Sector Allocation

(as of 6/30/15)

	Westcore Blue Chip Dividend Fund	Russell Developed Large-Cap Index	Relative Weights Under | Over
Consumer Discretionary	13.8%	20.1%	-6.3%
Consumer Staples	16.8	10.3	6.5
Energy	9.9	1.5	8.4
Financials	6.8	20.2	-13.4
Health Care	17.0	4.5	12.5
Industrials	6.1	19.0	-12.9
Information Technology	16.6	11.4	5.2
Materials	3.4	5.7	-2.3
Telecommunication Services	3.4	4.9	-1.5
Utilities	5.9	2.4	3.5
ST Investments/Net Other Assets	0.3	0.0	0.3
Total (% of Net Assets)	100.0%	100.0%

Sector classifications presented herein are based on the sector categorization methodology of the Adviser to the Funds which may result in the sector designations for one Fund being different than another Fund’s sector designations. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

Market Capitalization

(as of 6/30/15)

Market Cap Range ($ Bil)	Percent of Total Equities	Number of Holdings
$0 - $10	19.2%	6
$10 - $50	27.0	8
$50 - $100	17.1	5
Over $100	36.7	11

Market capitalization ranges were determined by the Adviser to the Fund and are for presentation purposes only. These market capitalization ranges do not necessarily correlate to the benchmark’s market capitalization ranges.

| p: 800.392.CORE (2673) | www.westcore.com

WESTCORE MID-CAP VALUE DIVIDEND FUND (WTMCX)	(UNAUDITED)

Fund Strategy

Investing in medium-sized, dividend-paying companies whose stocks appear to be undervalued.

Fund Management

Troy Dayton, CFA Portfolio Manager
Derek R. Anguilm, CFA Portfolio Manager
Mark M. Adelmann, CFA, CPA Portfolio Manager
Lisa Z. Ramirez, CFA Portfolio Manager

CFA is a trademark owned by CFA Institute.

Cumulative Returns

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Performance calculations are as of the end of June each year. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Lipper Index data provided by Lipper, Inc.

Please see index definitions beginning on page 28.

Average Annual Total Returns

	6 Months	1 Year	3 Years	5 Years	10 Years	Since Inception	Inception Date
Retail Class (WTMCX)	0.86%	6.61%	17.23%	15.50%	6.64%	9.40%	10/1/1998
Russell Midcap® Value Index	0.41	3.67	19.13	17.73	8.89	10.44
Lipper Mid-Cap Value Index	2.22	3.05	18.75	16.62	8.40	9.91

Retail Class Annual Expense Ratio (per the current prospectus) — Gross: 1.19%, Net: 1.19%

The performance data quoted represents past performance and does not guarantee future results. Performance information for the institutional class shares prior to their inception date is based on the performance of the retail class. Current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, please call 800.392.CORE (2673) or visit us online at www.westcore.com. Average annual total returns and yield figures reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements. Without the fee waivers and expense reimbursements, total return and yield figures would have been lower. Total return and yield figures represent past performance. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost. Westcore fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to investment risk.

Denver Investments (the “Adviser”) has contractually agreed to waive certain investment advisory and/or administration fees and/or to reimburse other expenses from April 30, 2015 until at least April 30, 2016. The waiver/reimbursement applies so that the ratio of expenses to average net assets, as reported in the Fund’s financial statements, will be no more than 1.25% for the Fund’s Retail Class for such period. Please see the Fund’s Prospectus for more information. This agreement may not be terminated or modified prior to this date without the approval of the Board of Trustees. Without the fee waivers and expense reimbursements, total return figures would have been lower.

Investing in mid-cap funds generally will be more volatile and loss of principal could be greater than investing in large-cap funds.

Dividends are not guaranteed. A company’s future abilities to pay dividends may be limited and a company may cease paying dividends at any time.

Lisa Z. Ramirez is a registered representative of ALPS Distributors, Inc.

Manager Commentary

■
The Westcore Mid-Cap Value Dividend Fund outperformed its benchmark, the Russell Midcap® Value Index for the first half of 2015. Although weather-related issues caused a slow start to the year, the U.S. economy has since gained momentum with strong job creation, rising consumer confidence and early signs of wage gains. The strong U.S. dollar has had a negative impact on earnings, particularly for larger companies with more foreign currency exposure. Globally, China’s economy is decelerating and there are concerns that real estate and stock market speculation have reached the “bubble” stage. Russia is in recession due to economic sanctions and the precipitous decline in energy prices. Greece is the headline grabber as it stumbles toward default and possible exit from the European Union. These divergent economic paths have elevated market volatility.

■
The energy, utilities and interest rate sensitive sectors were the Fund’s top contributors, relative to its benchmark, in the first half of the year. Avago Technologies Ltd., which designs, develops and supplies analog, mixed-signal and optoelectronic products, outperformed as continued success in its wireless segment lifted results. The company sustained its leadership position as an Apple component supplier, hinted at the potential for increased component sales to Samsung and synergistically integrated Emulex Corp., which it acquired in May. Avago announced its intention to acquire Broadcom Corp., which was received positively. As the upcoming merger would place the company in the large cap space, we sold the Fund’s position. Cinemark Holdings Inc performed well in the first half of the year due to strong ticket and concession sales, as well as continued growth in international markets. We like this motion picture exhibition company’s long-term growth opportunity in Latin American markets as well as the consistent cash generation of the overall business.

■
The Fund’s weakest contributors, relative to its benchmark, in the first half of 2015 were the commercial services, transportation and capital goods sectors. Xerox Corp, a business process and document management solutions provider, detracted from performance. Xerox had a difficult second quarter as its financial results revealed weakness in its service segment revenue and in new business signings. Additionally, software implementation costs for the California Medicaid system, which Xerox manages, were higher than expected. While Xerox sentiment remains weak, we believe platform standardization, enhanced cost management, the realization of revenue from its New York Medicaid contract and better aligned sales markets are supportive of the stock near-term. Con-way Inc announced operating results that bested expectations, primarily supported by an improvement in freight operating margins. However, a growing industry truck fleet (increasing supply) is masking the improvements being made and adding volume pressures in the near-term.

■
As we look to the second half of 2015, we expect volatility to remain elevated. The Federal Reserve continues to keep investors guessing as to when it will increase short-term rates. Additionally, we believe the divergence of global economic growth will keep investor angst at high levels. However, it is difficult for us to envision an end to domestic economic improvement and positive market returns with the consumer gaining confidence, housing activity strengthening and interest rates at abnormally low levels. We believe well thought out stock selection will be even more important for the balance of the year as, broadly speaking, valuations appear stretched.

| 2015 Semi-Annual Report

WESTCORE MID-CAP VALUE DIVIDEND FUND (continued)	(UNAUDITED)

Stock Performance

(for the year ended 6/30/15)

5 Highest	Average Weight	Contribution to Return
Omnicare Inc	2.39%	0.72%
Universal Health Services Inc	2.74	0.63
Avago Technologies Ltd.	1.66	0.62
AmerisourceBergen Corp	3.09	0.49
Cinemark Holdings Inc	1.75	0.40

5 Lowest
Scripps Networks Interactive Inc	1.76%	-0.24%
Western Digital Corp	0.59	-0.33
Con-way Inc	1.78	-0.44
NetApp Inc	1.81	-0.47
Xerox Corp	2.01	-0.49

Past performance does not guarantee future results. These stocks do not represent all of the securities purchased, sold or recommended by the Funds’ Adviser. To request a complete list of the contribution of each Fund holding to overall Fund performance during the period, please call 800.392.CORE (2673) or email invest@westcore.com.

Please see page 30 for a description of the methodology used to construct this chart.

Top Ten Holdings

(as of 6/30/15)

AmerisourceBergen Corp	3.2%
Rock-Tenn Co	3.0
UNUM Group	2.6
Edison International	2.5
Universal Health Services Inc	2.3
Goodyear Tire & Rubber Co	2.3
Validus Holdings Ltd	2.3
WR Berkley Corp	2.2
American Water Works Co Inc	2.2
Tyson Foods Inc	2.1
Total (% of Net Assets)	24.7%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

Portfolio Characteristics

(as of 6/30/15)

	Westcore Mid-Cap Value Dividend Fund	Russell Midcap® Value Index
Weighted Average Market Capitalization ($ Bil)	$10.4	$11.1
Price/Cash Flow (1 year trailing)	10.8x	12.4x
Price/Book Value	2.5x	2.1x
Price/Earnings (1 year trailing)	15.7x	17.9x
Beta	1.1	1.2
Number of Holdings	61	554
Portfolio Turnover Rate (1 year trailing)	41%	—

Please see definition of terms beginning on page 30.

Sector Allocation

(as of 6/30/15)

	Westcore Mid-Cap Value Dividend Fund	Russell Midcap® Value Index	Relative Weights Under | Over
Consumer Staples	5.2%	3.4%	1.8%
Consumer Cyclical	11.3	8.9	2.4
Commercial Services	1.8	4.9	-3.1
Basic Materials	8.5	7.0	1.5
Capital Goods	5.7	5.6	0.1
Technology	10.0	9.7	0.3
Energy	1.9	10.2	-8.3
Utilities	8.7	10.9	-2.2
Interest Rate Sensitive	22.4	20.2	2.2
Medical/Healthcare	12.0	6.2	5.8
REITs	9.6	12.0	-2.4
Transportation	1.7	1.0	0.7
ST Investments/Net Other Assets	1.2	0.0	1.2
Total (% of Net Assets)	100.0%	100.0%

Sector classifications presented herein are based on the sector categorization methodology of the Adviser to the Funds which may result in the sector designations for one Fund being different than another Fund’s sector designations. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

Market Capitalization

(as of 6/30/15)

Market Cap Range ($ Bil)	Percent of Total Equities	Number of Holdings
$0 - $1	0.0%	0
$1 - $5	29.2	21
$5 - $10	28.2	16
Over $10	42.6	24

Market capitalization ranges were determined by the Adviser to the Fund and are for presentation purposes only. These market capitalization ranges do not necessarily correlate to the benchmark’s market capitalization ranges.

| p: 800.392.CORE (2673) | www.westcore.com

WESTCORE SMALL-CAP VALUE DIVIDEND FUND (WTSVX, WISVX)	(UNAUDITED)

Fund Strategy

Investing primarily in small-cap, dividend paying stocks that appear to be undervalued.

Fund Management

Troy Dayton, CFA Portfolio Manager
Derek R. Anguilm, CFA Portfolio Manager
Mark M. Adelmann, CFA, CPA Portfolio Manager
Lisa Z. Ramirez, CFA Portfolio Manager

CFA is a trademark owned by CFA Institute.

Cumulative Returns

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Performance calculations are as of the end of June each year. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Lipper Index data provided by Lipper, Inc.

Please see index definitions beginning on page 28.

Average Annual Total Returns

	6 Months	1 Year	3 Years	5 Years	10 Years	Since Inception	Inception Date
Retail Class (WTSVX)	-3.27%	0.39%	13.36%	13.84%	6.88%	6.74%	12/13/2004
Institutional Class (WISVX)	-3.19	0.56	13.57	14.00	6.97	6.83	9/28/2007
Russell 2000® Value Index	0.76	0.78	15.50	14.81	6.87	6.83
Lipper Small-Cap Value Index	1.41	-0.22	15.47	14.64	7.55	7.59

Retail Class Annual Expense Ratio (per the current prospectus) — Gross: 1.40%, Net: 1.30%
Institutional Class Annual Expense Ratio (per the current prospectus) — Gross: 1.21%, Net: 1.11%

The performance data quoted represents past performance and does not guarantee future results. Performance information for the institutional class shares prior to their inception date is based on the performance of the retail class. Current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, please call 800.392.CORE (2673) or visit us online at www.westcore.com. Average annual total returns and yield figures reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements. Without the fee waivers and expense reimbursements, total return and yield figures would have been lower. Total return and yield figures represent past performance. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost. Westcore fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to investment risk.

Denver Investments (the “Adviser”) has contractually agreed to waive certain investment advisory and/or administration fees and/or to reimburse other expenses from April 30, 2015 until at least April 30, 2016. The first waiver/reimbursement applies so that the ratio of expenses to average net assets, as reported in the Fund’s Financial Highlights, will be no more than 1.30% for the Fund’s Retail Class for such period. The second waiver/reimbursement applies so that Fund level Other Expenses for the Institutional Class will be in the same proportion as the Retail Class waivers/reimbursements. The third waiver/reimbursement applies so that the institutional class-specific Other Expenses are reimbursed. The Adviser has contractually agreed to waive/reimburse all of these class-specific Other Expenses, but only to the extent that the difference between the net Institutional Class and net Retail Class expense ratios, after applying the waiver/reimbursement, does not exceed 25 basis points. These agreements may not be terminated or modified prior to this date without the approval of the Board of Trustees.

Investing in small-cap funds generally will be more volatile and loss of principal could be greater than investing in larger-cap funds.

Dividends are not guaranteed. A company’s future abilities to pay dividends may be limited and a company may cease paying dividends at any time.

Lisa Z. Ramirez is a registered representative of ALPS Distributors, Inc.

Manager Commentary

■
The Westcore Small-Cap Value Dividend Fund underperformed its benchmark, the Russell 2000® Value Index, for the first half of 2015. Although weather-related issues caused a slow start to the year, the U.S. economy has since gained momentum with strong job creation, rising consumer confidence and early signs of wage gains. The strong U.S. dollar has had a negative impact on earnings, particularly for larger companies with more foreign currency exposure. Globally, China’s economy is decelerating and there are concerns that real estate and stock market speculation have reached the “bubble” stage. Russia is in recession due to economic sanctions and the precipitous decline in energy prices. Greece is the headline grabber as it stumbles toward default and possible exit from the European Union. These divergent economic paths have elevated market volatility.

■
The technology, energy and commercial services sectors were the Fund’s top contributors, relative to its benchmark in the first half of the year. Software provider, NICE Systems Ltd, was the Fund’s strongest performer as it reported strength in its bank-focused financial crimes and compliance segment and solid growth in its customer interactions segment. NICE also indicated its intention to expand its market to include larger banks, which could significantly grow its opportunities. MAXIMUS Inc, an outsourcing provider of health and human services programs to government agencies, was among the Fund’s leading performers. The company reported solid quarterly results attributable to strong growth in its health services segment MAXIMUS also announced that the Australian department of employment awarded it further work. Additionally, a June Supreme Court ruling removed some market uncertainty as it upheld federal subsidies associated with the Affordable Care Act.

■
The Fund’s most disappointing sectors, relative to its benchmark, were consumer cyclicals, consumer staples and basic materials. FXCM Inc., a platform for foreign exchange traders, was the Fund’s most disappointing performer in the period. The Swiss franc rose significantly and nearly instantaneously following the Swiss National Bank’s January 15 announcement that it would no longer maintain a fixed exchange rate with the euro. This panic led many FXCM clients to incur losses that caused FXCM to fall below required capital levels. FXCM was forced to meet this requirement through a costly loan. We exited the position believing the company’s prospects were impaired. Dean Foods Co, a dairy products processor and distributor, was another underperformer. Although Dean Foods reported a strong first quarter, retail milk prices remained elevated, resulting in weaker consumption. More recently, retailers reduced milk prices and early signs are that this is boosting consumption. We are confident that stabilization in raw milk costs, cost reduction initiatives and improved retail milk prices should position Dean well.

■
As we look to the second half of 2015, we expect volatility to remain elevated. The Federal Reserve continues to keep investors guessing as to when it will increase short-term rates. Additionally, we believe the divergence of global economic growth will keep investor angst at high levels. However, it is difficult for us to envision an end to domestic economic improvement and positive market returns with the consumer gaining confidence, housing activity strengthening and interest rates at abnormally low levels. We believe well thought out stock selection will be even more important for the balance of the year as, broadly speaking, valuations appear stretched.

| 2015 Semi-Annual Report

WESTCORE SMALL-CAP VALUE DIVIDEND FUND (continued)	(UNAUDITED)

Stock Performance

(for the year ended 6/30/15)

5 Highest	Average Weight	Contribution to Return
NICE Systems Ltd	2.50%	0.61%
MAXIMUS Inc	1.91	0.40
Webster Financial Corp	1.70	0.37
Western Refining Inc.	0.69	0.34
Phibro Animal Health Corp	1.37	0.34

5 Lowest
Greif	0.71%	-0.42%
KapStone Paper and Packaging Corp	1.40	-0.47
Con-way Inc	1.99	-0.48
Dean Foods Co	3.75	-0.68
FXCM Inc.	0.21	-1.91

Past performance does not guarantee future results. These stocks do not represent all of the securities purchased, sold or recommended by the Funds’ Adviser. To request a complete list of the contribution of each Fund holding to overall Fund performance during the period, please call 800.392.CORE (2673) or email invest@westcore.com.

Please see page 30 for a description of the methodology used to construct this chart.

Top Ten Holdings

(as of 6/30/15)

Dean Foods Co	3.5%
Greenhill & Co Inc	2.6
Big Lots Inc	2.2
Valley National Bancorp	2.2
Cubic Corp	2.2
NICE Systems Ltd	2.2
West Pharmaceutical Services Inc.	2.1
The Laclede Group Inc	2.1
Steelcase Inc	2.1
Abercrombie & Fitch Co	2.1
Total (% of Net Assets)	23.3%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

Portfolio Characteristics

(as of 6/30/15)

	Westcore Small-Cap Value Dividend Fund	Russell 2000® Value Index
Weighted Average Market Capitalization ($ Mil)	$2,211.0	$1,692.0
Price/Cash Flow (1 year trailing)	12.4x	13.0x
Price/Book Value	2.3x	1.7x
Price/Earnings (1 year trailing)	19.5x	16.3x
Beta	1.1	1.8
Number of Holdings	64	1,319
Portfolio Turnover Rate (1 year trailing)	56%	—

Please see definition of terms beginning on page 30.

Sector Allocation

(as of 6/30/15)

	Westcore Small-Cap Value Dividend Fund	Russell 2000® Value Index	Relative Weights Under | Over
Consumer Staples	6.9%	3.1%	3.8%
Consumer Cyclical	14.8	10.6	4.2
Commercial Services	4.9	6.2	-1.3
Basic Materials	3.9	4.2	-0.3
Capital Goods	6.8	6.2	0.6
Technology	7.3	9.3	-2.0
Energy	2.6	5.9	-3.3
Utilities	6.1	6.5	-0.4
Interest Rate Sensitive	27.2	29.9	-2.7
Medical/Healthcare	5.0	4.1	0.9
REITs	10.7	11.8	-1.1
Transportation	1.8	2.2	-0.4
ST Investments/Net Other Assets	2.0	0.0	2.0
Total (% of Net Assets)	100.0%	100.0%

Sector classifications presented herein are based on the sector categorization methodology of the Adviser to the Funds which may result in the sector designations for one Fund being different than another Fund’s sector designations. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

Market Capitalization

(as of 6/30/15)

Market Cap Range ($ Mil)	Percent of Total Equities	Number of Holdings
$0 - $500	0.0%	0
$500 - $1,000	2.6	2
$1,000 - $2,000	40.6	26
Over $2,000	56.8	36

Market capitalization ranges were determined by the Adviser to the Fund and are for presentation purposes only. These market capitalization ranges do not necessarily correlate to the benchmark’s market capitalization ranges.

| p: 800.392.CORE (2673) | www.westcore.com

WESTCORE MICRO-CAP OPPORTUNITY FUND (WTMIX)	(UNAUDITED)

Fund Strategy

Investing primarily in micro-cap companies whose stocks appear to be undervalued.

Fund Management

Paul A. Kuppinger, CFA Portfolio Manager

CFA is a trademark owned by CFA Institute.

Cumulative Returns

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Performance calculations are as of the end of June each year. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Lipper Index data provided by Lipper, Inc.

Please see index definitions beginning on page 28.

Average Annual Total Returns

	6 Months	1 Year	3 Years	5 Years	10 Years	Since Inception	Inception Date
Retail Class (WTMIX)	1.56%	4.20%	17.70%	16.91%	—	10.20%	6/23/2008
Russell Micro-Cap® Index	6.03	8.21	19.25	17.48	—	9.18
Lipper Small-Cap Core Index	3.63	3.89	17.02	16.02	—	9.10

Retail Class Annual Expense Ratio (per the current prospectus) — Gross: 1.69%, Net: 1.39%

The performance data quoted represents past performance and does not guarantee future results. Performance information for the institutional class shares prior to their inception date is based on the performance of the retail class. Current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, please call 800.392.CORE (2673) or visit us online at www.westcore.com. Average annual total returns and yield figures reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements. Without the fee waivers and expense reimbursements, total return and yield figures would have been lower. The performance data quoted does not reflect the deduction of the 2% redemption fee imposed if shares are redeemed or exchanged within 90 calendar days from their date of purchase. If imposed, the fee would reduce the performance quoted. Total return and yield figures represent past performance. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost. Westcore fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to investment risk.

Denver Investments (the “Adviser”) has contractually agreed to waive certain investment advisory and/or administration fees and/or to reimburse other expenses from April 30, 2015 until at least April 30, 2016. The waiver/reimbursement applies so that the ratio of expenses to average net assets, as reported in the Fund’s financial statements, will be no more than 1.30% for the Fund’s Retail Class for such period. Please see the Fund’s Prospectus for more information. This agreement may not be terminated or modified prior to this date without the approval of the Board of Trustees. Without the fee waivers and expense reimbursements, total return figures would have been lower.

Investing in micro-cap funds generally will be more volatile and loss of principal could be greater than investing in larger-cap funds.

Manager Commentary

■
Markets started off 2015 much like 2014. The Westcore Micro-Cap Opportunity Fund got off to a rocky start as it trailed its benchmark, the Russell Microcap® Index, by 2.6 percentage points at the end of the first quarter. For the first half of the year it underperformed its benchmark by 4.5 percentage points.

■
As these results imply, our models had mixed success for the first half of the year. Six of the 12 sectors in the Fund had positive absolute returns, while six had negative absolute returns. The capital goods, consumer staples and transportation sectors were the Fund’s best performers relative to the benchmark. The sectors that fared worst compared to the benchmark were technology, medical/healthcare and consumer cyclicals.

■
Much of the Fund’s lag in performance was caused by its overweighted position in the energy sector and its underweighted position in the medical/healthcare sector, specifically in biotechnology companies. The Fund’s performance in the technology sector also lagged the benchmark, as many of the more volatile stocks in the sector did quite well.

■
From a factor perspective, the second quarter was difficult. Valuation and dividend yield were not effective indicators of future performance. Company size was predictive as larger companies in the micro-cap space outperformed smaller companies. Other factors that were predictive included price momentum and return on equity (ROE). Also, higher-priced stocks outperformed lower-priced stocks, higher-beta stocks outperformed lower-beta stocks and stocks of non-dividend paying companies outperformed stocks of dividend paying companies.

■
Among the Fund’s best-performing holdings for the first half of the year were Anacor Pharmaceuticals Inc, a developer of small-molecule therapeutics derived from its boron chemistry platform. Repligen Corp., which develops and produces products used in biological drugs, was another strong performer. Also among the Fund’s top contributors was Cambrex Corp., another company that develops small molecule therapeutics.

■
The holdings that were the largest detractors included McClatchy Co., a news and information publisher; Dex Media Inc., a local marketing solutions provider; and pharmaceutical company Pernix Therapeutics Holdings Inc. A significant detractor to relative performance was bluebird bio, Inc. which the Fund did not hold. Its stock was up more than 70% for the first half of the year and provided a strong boost to the benchmark’s return.

■
A notable event at the end of the quarter was the Russell Index reconstitution. Each year, Russell rebalances its indexes in order to ensure that they accurately represent the market segments for which they are intended. The rebalance is important to the Fund because it can change the size of companies in the benchmark along with the sector and industry weightings. We then adjust our models to maintain our target ranges for tracking the benchmark.

■
At the time of the rebalance, the largest stock in the Russell Microcap Index had a market capitalization of just over $1 billion, compared to just under $900 million last year. The smallest company in the rebalanced benchmark has a market capitalization of about $30 million. With the rebalance, the benchmark sector weights shifted. Medical/healthcare decreased in weight by nearly 7%, while energy increased by about 3%.

| 2015 Semi-Annual Report

WESTCORE MICRO-CAP OPPORTUNITY FUND (continued)	(UNAUDITED)

Stock Performance

(for the year ended 6/30/15)

5 Highest	Average Weight	Contribution to Return
Anacor Pharmaceuticals Inc.	0.89%	0.83%
Cambrex Corp.	0.84	0.63
Repligen Corp.	0.90	0.63
Heska Corp.	0.54	0.36
Net 1 UEPS Technologies Inc	0.71	0.35

5 Lowest
Pernix Therapeutics Holdings Inc.	0.20%	-0.23%
Infinity Pharmaceuticals Inc.	0.59	-0.24
LRAD Corp	0.55	-0.28
Dex Media Inc.	0.11	-0.43
McClatchy Co.	0.40	-0.50

Past performance does not guarantee future results. These stocks do not represent all of the securities purchased, sold or recommended by the Funds’ Adviser. To request a complete list of the contribution of each Fund holding to overall Fund performance during the period, please call 800.392. CORE (2673) or email invest@westcore.com.

Please see page 30 for a description of the methodology used to construct this chart.

Top Ten Holdings

(as of 6/30/15)

SciClone Pharmaceuticals Inc	1.0%
LHC Group Inc	1.0
Flagstar Bancorp Inc	0.9
Net 1 UEPS Technologies Inc	0.9
First Community Bancshares Inc	0.9
REX American Resources Corp.	0.9
Denny’s Corp	0.9
Atrion Corp	0.9
Emergent Biosolutions Inc	0.9
Spectrum Pharmaceuticals Inc	0.9
Total (% of Net Assets)	9.2%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

Portfolio Characteristics

(as of 6/30/15)

	Westcore Micro-Cap Opportunity Fund	Russell Microcap® Index
Weighted Average Market Capitalization ($ Mil)	$522.0	$479.0
Price/Cash Flow (1 year trailing)	13.4x	15.6x
Price/Book Value	2.3x	2.6x
Price/Earnings (1 year trailing)	16.7x	9.9x
Beta	1.3	1.2
Number of Holdings	184	1,682
Portfolio Turnover Rate (1 year trailing)	107%	—

Please see definition of terms beginning on page 30.

Sector Allocation

(as of 6/30/15)

	Westcore Micro-Cap Opportunity Fund	Russell Microcap® Index	Relative Weights Under | Over
Consumer Staples	5.6%	2.8%	2.8%
Consumer Cyclical	7.1	13.7	-6.6
Commercial Services	6.8	6.4	0.4
Basic Materials	4.8	2.6	2.2
Capital Goods	2.6	4.0	-1.4
Technology	14.3	15.1	-0.8
Energy	4.7	4.8	-0.1
Utilities	0.6	1.1	-0.5
Interest Rate Sensitive	24.5	23.6	0.9
Medical/Healthcare	23.0	20.9	2.1
REITs	3.1	3.2	-0.1
Transportation	1.1	1.8	-0.7
ST Investments/Net Other Assets	1.8	0.0	1.8
Total (% of Net Assets)	100.0%	100.0%

Sector classifications presented herein are based on the sector categorization methodology of the Adviser to the Funds which may result in the sector designations for one Fund being different than another Fund’s sector designations. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

Market Capitalization

(as of 6/30/15)

Market Cap Range ($ Mil)	Percent of Total Equities	Number of Holdings
$0 - $200	12.4%	26
$200 - $400	26.7	51
$400 - $600	26.8	50
Over $600	34.1	57

Market capitalization ranges were determined by the Adviser to the Fund and are for presentation purposes only. These market capitalization ranges do not necessarily correlate to the benchmark’s market capitalization ranges.

| p: 800.392.CORE (2673) | www.westcore.com

WESTCORE INTERNATIONAL SMALL-CAP FUND (WTIFX)	(UNAUDITED)

Fund Strategy

Investing in equity securities of international small-cap companies that are poised for growth.

Fund Management

John C. Fenley, CFA Portfolio Manager
Jeremy A. Duhon, CFA Portfolio Manager

CFA is a trademark owned by CFA Institute.

Cumulative Returns

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Performance calculations are as of the end of June each year. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Lipper Index data provided by Lipper, Inc.

Please see index definitions beginning on page 28.

Average Annual Total Returns

	6 Months	1 Year	3 Years	5 Years	10 Years	Since Inception	Inception Date
Retail Class (WTIFX)	3.53%	-12.97%	4.43%	10.05%	6.51%	4.99%	12/15/1999
MSCI EAFE Small-Cap Index	10.15	-0.77	15.69	12.40	6.59	7.25
MSCI ACWI ex USA Small Cap Index*	8.32	-3.07	12.32	9.72	7.39	7.06
Lipper International Small-Cap Index	9.22	-1.60	14.81	12.45	7.96	7.06

Retail Class Annual Expense Ratio (per the current prospectus) — Gross: 1.58%, Net: 1.50%

The performance data quoted represents past performance and does not guarantee future results. Performance information for the institutional class shares prior to their inception date is based on the performance of the retail class. Current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, please call 800.392.CORE (2673) or visit us online at www.westcore.com. Average annual total returns and yield figures reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements. Without the fee waivers and expense reimbursements, total return and yield figures would have been lower. Total return and yield figures represent past performance. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost. Westcore fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to investment risk.

Denver Investments (the “Adviser”) has contractually agreed to waive certain investment advisory and/or administration fees and/or to reimburse other expenses from April 30, 2015 until at least April 30, 2016. The waiver/reimbursement applies so that the ratio of expenses to average net assets, as reported in the Fund’s financial statements, will be no more than 1.50% for the Fund’s Retail Class for such period. Please see the Fund’s Prospectus for more information. This agreement may not be terminated or modified prior to this date without the approval of the Board of Trustees. Without the fee waivers and expense reimbursements, total return figures would have been lower.

*
MSCI Inc. launched the MSCI ACWI ex USA Small-Cap Index on June 1, 2007. Data prior to the launch date is back-tested data provided and derived by MSCI (i.e. calculations of how the index might have performed over that time period had the index existed). There may be material differences between back-tested performance and actual results. Past performance, whether actual or back-tested, is no indication or guarantee of future performance. MSCI Inc. is the source and owner of the MSCI ACWI ex USA Small-Cap Index data.

Investing in small-cap funds generally will be more volatile and loss of principal could be greater than investing in larger-cap funds.

Investing in foreign securities entails special risks, such as currency fluctuations and political uncertainties, which are described in more detail in the prospectus.

Manager Commentary

■
International markets trended modestly upward over the first six months of the year with a few pullback periods in January, March and June. Hopes for monetary easing-induced growth were tempered by uneven economic news and intermittent concerns over Greece. Small-cap stocks in most international markets showed strength relative to larger-cap stocks. Among the best performing small-cap markets in local terms were France, Spain and Japan. However, a weakening euro, relative to the U.S. dollar, dampened returns from the European markets for U.S.-based investors. June was an especially volatile month for Chinese markets. Of note is that the Fund’s exposure to China is through Hong Kong-listed companies, which exhibited far less volatility in June.

■
Over the period, the Westcore International Small-Cap Fund lagged its benchmark, the MSCI EAFE Small-Cap Index, and the broader MSCI ACWI ex USA Small-Cap Index. The Fund’s overweighted positions in Korea and South Africa were positive contributors. Holdings in Hong Kong, Italy and Norway also contributed to performance. The Fund’s overweighted position to and stock selection in Australia were primary detractors. Weightings in China and Canada had a negative impact as these holdings underperformed the benchmark as a whole.

■
The Fund’s top individual performers included Rightmove PLC, Azimut Holdings S.p.A. and PAX Global Technology Ltd. Rightmove operates the largest property listings website in the United Kingdom. It gained from strong growth in site traffic and average revenue per advertiser. Azimut is an Italy-based asset manager also specializing in the selling and distribution of its financial products. We believe a key source of Azimut’s competitive advantage derives from its robust distribution model. PAX Global, based in Hong Kong, is a leading provider of point of sales terminals designed to process a range of electronic payment types. Active in the global arena, PAX benefited from strong growth outside of its regional markets.

■
Slater & Gordon Ltd., Decmil Group Ltd. and Cardno Ltd. were among the Fund’s greatest individual detractors during the first half of the year. Slater & Gordon is a national law firm based in Australia. Skepticism around a Slater & Gordon acquisition impacted the stock. We remain positive on the company and its ambitions for global expansion. Decmil specializes in the construction of temporary facilities and infrastructure for mining and energy companies. Exposure to a weakened Australian resources sector weighed on the stock. We believe its business model will continue to benefit from high occupancy rates and new projects in the accommodation business and the success of the operational work Decmil provides in the liquefied natural gas space. Cardno operates as an infrastructure and environmental services company. Due to unanticipated slowing in some of its end markets we found Cardno’s quality and upside potential less attractive. Consequently, we exited the position.

■
Our investment discipline, which seeks to identify and invest in solid companies at compelling valuations, continues to encounter some headwinds. While we are not pleased with the performance we have delivered to our shareholders for the first half of this year, we are encouraged by the strong fundamentals of the Fund’s holdings and their attractive relative valuations. It is our conviction that the market will recognize the potential of these companies, close what we see as a valuation gap, and ideally deliver improving returns.

| 2015 Semi-Annual Report

WESTCORE INTERNATIONAL SMALL-CAP FUND (continued)	(UNAUDITED)

Stock Performance

(for the year ended 6/30/15)

5 Highest	Average Weight	Contribution to Return
Credit Corp Group Ltd.	6.71%	1.17%
Azimut Holding S.p.A.	3.66	1.16
Rightmove PLC	3.10	1.14
PAX Global Technology Ltd.	3.58	1.09
Pico Far East Holdings Ltd.	3.06	1.04

5 Lowest
Cardno Ltd.	1.71%	-0.58%
CANCOM SE	4.53	-0.64
Decmil Group Ltd.	2.94	-0.80
REXLot Holdings Ltd.	3.76	-1.00
Slater & Gordon Ltd.	3.25	-1.34

Past performance does not guarantee future results. These stocks do not represent all of the securities purchased, sold or recommended by the Funds’ Adviser. To request a complete list of the contribution of each Fund holding to overall Fund performance during the period, please call 800.392.CORE (2673) or email invest@westcore.com.

Please see page 30 for a description of the methodology used to construct this chart.

Top Ten Holdings

(as of 6/30/15)

Credit Corp Group Ltd. [Austalia]	6.0%
PAX Global Technology Ltd. [Hong Kong]	4.4
CANCOM SE [Germany]	4.2
Magic Software Enterprises Ltd. [Israel]	4.2
Rightmove PLC [United Kingdom]	4.0
Admiral Group PLC [United Kingdom]	3.9
Azimut Holding S.p.A. [Italy]	3.9
Diploma PLC [United Kingdom]	3.7
Woolworths Holdings Ltd. [South Africa]	2.9
Webjet Ltd. [Austalia]	2.8
Total (% of Net Assets)	40.0%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

Portfolio Characteristics

(as of 6/30/15)

	Westcore International Small-Cap Fund	MSCI EAFE Small-Cap Index
Weighted Average Market Capitalization ($ Mil)	$2,417.0	$2,356.0
Number of Countries Represented	13	21
Price/Earnings (1 year trailing)	24.0x	17.1x
Price/Book Value	3.9x	2.6x
Cash	1.7%	0.0%
Forward Currency Contracts	-0.2%	0.0%
Number of Holdings	40	2,162
Portfolio Turnover Rate	26%	—

Please see definition of terms beginning on page 30.

Forward currency contracts are reported at their unrealized appreciation/(depreciation) at month-end, which represents the change in contract’s value from trade date.

Sector Allocation

(as of 6/30/15)

	Westcore International Small-Cap Fund	MSCI EAFE Small-Cap Index	Relative Weights Under | Over
Consumer Discretionary	34.3%	17.5%	16.8%
Consumer Staples	2.8	6.2	-3.4
Energy	1.5	2.5	-1.0
Financials	17.1	22.7	-5.6
Health Care	4.1	7.3	-3.2
Industrials	20.0	22.4	-2.4
Information Technology	20.2	9.6	10.6
Materials	0.0	8.5	-8.5
Telecom Services	0.0	1.6	-1.6
Utilities	0.0	1.7	-1.7
Total (% of Equities)	100.0%	100.0%

Sector classifications presented herein are based on the sector categorization methodology of the Adviser to the Funds which may result in the sector designations for one Fund being different than another Fund’s sector designations. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

Regional Allocation

(as of 6/30/15)

	Westcore International Small-Cap Fund	MSCI EAFE Small-Cap Index	Relative Weights Under | Over
United Kingdom	22.3%	22.1%	0.2%
Europe	17.4	35.9	-18.5
Japan	13.0	30.2	-17.2
Asia (excluding Japan)	30.4	11.8	18.6
Emerging Markets/Other	12.8	0.0	12.8
North America	4.1	0.0	4.1

Percentages are based on Total Equities.

Market Capitalization

(as of 6/30/15)

Market Cap Range ($ Mil)	Percent of Total Equities	Number of Holdings
$0 - $500	25.9%	9
$500 - $1,000	18.0	8
$1,000 - $2,000	11.6	4
Over $2,000	44.5	19

Market capitalization ranges were determined by the Adviser to the Fund and are for presentation purposes only. These market capitalization ranges do not necessarily correlate to the benchmark’s market capitalization ranges.

| p: 800.392.CORE (2673) | www.westcore.com

WESTCORE FLEXIBLE INCOME FUND (WTLTX, WILTX)	(UNAUDITED)

Fund Strategy

A fixed-income fund investing in a wide variety of income-producing securities, primarily bonds and to a lesser extent convertible bonds, and equity securities.

Fund Management

Troy A. Johnson, CFA Portfolio Manager
Mark R. McKissick, CFA Portfolio Manager

CFA is a trademark owned by CFA Institute.

Cumulative Returns

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Performance calculations are as of the end of June each year. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Lipper Index data provided by Lipper, Inc.

Please see index definitions beginning on page 28.

Average Annual Total Returns

	6 Months	1 Year	3 Years	5 Years	10 Years	Since Incep.	30-Day SEC Yield	Incep. Date
Retail Class (WTLTX)	1.82%	2.40%	5.50%	7.44%	4.93%	7.55%	4.39%	6/1/1988
Institutional Class (WILTX)	1.95	2.74	5.69	7.59	5.03	7.59	4.36	9/28/2007
Barclays U.S. Corporate High Yield Ba Index	2.31	1.84	6.71	8.64	7.98	8.86	—
Lipper High Current Yield Index	2.57	-0.39	6.82	8.21	6.56	7.07	—

Retail Class Annual Expense Ratio (per the current prospectus) — Gross: 0.88%, Net: 0.85%
Institutional Class Annual Expense Ratio (per the current prospectus) — Gross: 1.04%, Net: 0.67%

30-Day SEC Yield figures reflect all fee waivers and expense reimbursements. Without the absorption of these fee waivers and/or expense reimbursements, the figures would have been 3.97% for the retail class and 3.96% for the institutional class.

The performance data quoted represents past performance and does not guarantee future results. Performance information for the institutional class shares prior to their inception date is based on the performance of the retail class. Current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, please call 800.392.CORE (2673) or visit us online at www.westcore.com. Average annual total returns and yield figures reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements. Without the fee waivers and expense reimbursements, total return and yield figures would have been lower. The performance data quoted does not reflect the deduction of the 2% redemption fee imposed if shares are redeemed or exchanged within 90 calendar days from their date of purchase. If imposed, the fee would reduce the performance quoted. Total return and yield figures represent past performance. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost. Westcore fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to investment risk.

Denver Investments (the “Adviser”) has contractually agreed to waive certain investment advisory and/or administration fees and/or to reimburse other expenses from April 30, 2015 until at least April 30, 2016. The first waiver/reimbursement applies so that the ratio of expenses to average net assets, as reported in the Fund’s Financial Highlights, will be no more than 0.85% for the Fund’s Retail Class for such period. The second waiver/reimbursement applies so that Fund level Other Expenses for the Institutional Class will be in the same proportion as the Retail Class waivers/reimbursements. The third waiver/reimbursement applies so that the institutional class-specific Other Expenses are reimbursed. The Adviser has contractually agreed to waive/reimburse all of these class-specific Other Expenses, but only to the extent that the difference between the net Institutional Class and net Retail Class expense ratios, after applying the waiver/reimbursement, does not exceed 25 basis points. These agreements may not be terminated or modified prior to this date without the approval of the Board of Trustees.

Westcore Flexible Income Fund may invest in high-yield/high-risk bonds which are subject to greater levels of liquidity risk. Additionally, investing in bonds entails interest rate risk and credit risk.

Mark R. McKissick is a registered representative of ALPS Distributors, Inc.

Manager Commentary

■
The U.S. economy appeared to gain a little momentum following an abnormally weak first quarter. The improvement caused investors to ponder the necessity, timing and scale of the next Federal Reserve rate hike cycle; however, as the first half of 2015 came to an end, global growth concerns again returned to the forefront of investors’ minds as a result of significant declines registered across the Chinese equity market and the evolving situation between Greece and the European Union. The high-yield market generally outperformed other fixed income categories as its relative yield advantage and shorter duration lessened the impact of a moderate rise in rates during the first half of the year.

■
The Westcore Flexible Income Fund’s return for the first six months of 2015 fell short of its benchmark, the Barclays U.S. Corporate High Yield Ba Index. A few holdings in the energy and metals and mining industries hindered the Fund’s performance in the period as those industries experienced a more limited recovery following last year’s sell-off. Weakness across global commodity markets at the end of the second quarter impacted these holdings as well. The Fund’s performance was also adversely impacted by an unfortunate court ruling related to one of its holdings. The relatively short duration of the Fund versus its benchmark was a positive contributor in the period.

■
We remain optimistic about the underlying credit fundamentals of higher-quality issuers within the high-yield market considering relatively healthy balance sheets in general, an overall low default rate and the limited amount of debt that needs to be refinanced over the next few years. Areas of concern that we are monitoring include the likelihood for levering events by specific companies, potentially rising correlation of high-yield returns to the Treasury market and weakening trends in covenant protection for bondholders.

■
We believe the Fund is positioned to offer competitive yield with more limited downside price volatility versus traditional high-yield investments. Our process entails intensive credit analysis by which we evaluate yield versus risk through business cycles, and it follows that a larger weighting of higher-rated, high-yield issues is a logical result. Most importantly, we believe this strategy works over the long term for shareholders who want comparative yield from a high-yield fund, but who are also more sensitive to volatility, and more focused on capital preservation.

| 2015 Semi-Annual Report

WESTCORE FLEXIBLE INCOME FUND (continued)	(UNAUDITED)

Top Ten Corporate Credit Exposure

(as of 6/30/15)

Goodyear Tire & Rubber Co.	3.0%
Range Resources Corp.	3.0
Sabine Pass LNG LP	2.8
Royal Caribbean Cruises Ltd.	2.8
Frontier Communications Corp.	2.8
MarkWest Energy Partners LP	2.8
Potlatch Corp.	2.6
Tuckahoe Credit Lease Trust	2.6
Crown Americas LLC	2.5
Omega Healthcare Investors Inc.	2.4
Total (% of Net Assets)	27.3%

Percentages represent the Fund’s aggregate holdings in the same corporate issuer and its affiliates. Top Ten Corporate Credit Exposure are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular security or issuer.

Portfolio Characteristics

(as of 6/30/15)

	Westcore Flexible	Barclays U.S. Corporate
	Income Fund	High Yield Ba Index
Effective Duration	4.3 years	4.9 years
Effective Maturity	6.4 years	7.0 years
Number of Holdings	62	890
Portfolio Turnover Rate (1 year trailing)	52%	—

Please see definition of terms beginning on page 30.

Asset Allocation

(as of 6/30/15)

	Westcore Flexible Income Fund	Barclays U.S. Corporate High Yield Ba Index	Relative Weights Under | Over
Corporate Bonds	88.4%	100.0%	-11.6%
Residential Mortgage-Backed Securities	1.0	0.0	1.0
Commercial Mortgage-Backed Securities	2.6	0.0	2.6
Asset-Backed Securities	0.0	0.0	0.0
Preferred Stock	2.8	0.0	2.8
Common Stock	0.0	0.0	0.0
Other	2.8	0.0	2.8
ST Investments/Net Other Assets	2.4	0.0	2.4

Percentages are based on Total Net Assets.

Ratings Allocation

(as of 6/30/15)

	Westcore Flexible Income Fund	Barclays U.S. Corporate High Yield Ba Index	Relative Weights Under | Over
Treasuries	0.0%	0.0%	0.0%
Agencies	0.0	0.0	0.0
AAA	0.0	0.0	0.0
AA	0.0	0.0	0.0
A	0.0	0.0	0.0
BBB	14.9	0.0	14.9
Below BBB	79.2	100.0	-20.8
Non-Rated	4.7	0.0	4.7
ST Investments/Net Other Assets	1.2	0.0	1.2

Percentages are based on Total Investments. The ratings allocation reflects the Standard & Poor’s equivalent ratings category for the highest credit-quality rating assigned by either Standard & Poor’s or Moody’s.

Maturity Distribution

(as of 6/30/15)

	Westcore Flexible Income Fund	Barclays U.S. Corporate High Yield Ba Index	Relative Weights Under | Over
< 1 year	2.4%	0.0%	2.4%
1 - 3 years	3.0	13.1	-10.1
3 - 5 years	14.6	19.4	-4.8
5 - 10 years	75.3	58.5	16.8
10 - 20 years	4.0	5.2	-1.2
20+ years	0.7	3.8	-3.1

Percentages are based on Total Investments. The Adviser to the Funds utilizes the expected maturity in presenting this information.

| p: 800.392.CORE (2673) | www.westcore.com

WESTCORE PLUS BOND FUND (WTIBX, WIIBX)	(UNAUDITED)

Fund Strategy

A fixed-income fund focusing on investment quality bonds of varying maturities.

Fund Management

Mark R. McKissick, CFA Portfolio Manager
Troy A. Johnson, CFA Portfolio Manager

CFA is a trademark owned by CFA Institute.

Cumulative Returns

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Performance calculations are as of the end of June each year. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Lipper Index data provided by Lipper, Inc.

The Lipper Intermediate Investment Grade Index is no longer calculated as of September 30, 2013. The Lipper Core Plus Bond Index is the Westcore Plus Bond Fund’s replacement peer group index.

Please see index definitions beginning on page 28.

Average Annual Total Returns

	6 Months	1 Year	3 Years	5 Years	10 Years	Since Incep.	30-Day SEC Yield	Incep. Date
Retail Class (WTIBX)	0.10%	1.62%	2.35%	3.91%	4.48%	6.30%	2.44%	6/1/1988
Institutional Class (WIIBX)	0.24	1.76	2.50	4.07	4.59	6.34	2.56	9/28/2007
Barclays U.S. Aggregate Bond Index	-0.10	1.86	1.83	3.35	4.44	6.71	—
Lipper Core Plus Bond Index*	0.22	1.33	3.02	4.50	5.08	—	—

Retail Class Annual Expense Ratio (per the current prospectus) — Gross: 0.70%, Net: 0.55%
Institutional Class Annual Expense Ratio (per the current prospectus) — Gross: 0.55%, Net: 0.42%

30-Day SEC Yield figures reflect all fee waivers and expense reimbursements. Without the absorption of these fee waivers and/or expense reimbursements, the figures would have been 2.30% for the retail class and 2.43% for the institutional class.

The performance data quoted represents past performance and does not guarantee future results. Performance information for the institutional class shares prior to their inception date is based on the performance of the retail class. Current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, please call 800.392.CORE (2673) or visit us online at www.westcore.com. Average annual total returns and yield figures reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements. Without the fee waivers and expense reimbursements, total return and yield figures would have been lower. Total return and yield figures represent past performance. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost. Westcore fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to investment risk.

Denver Investments (the “Adviser”) has contractually agreed to waive certain investment advisory and/or administration fees and/or to reimburse other expenses from April 30, 2015 until at least April 30, 2016. The first waiver/reimbursement applies so that the ratio of expenses to average net assets, as reported in the Fund’s Financial Highlights, will be no more than 0.55% for the Fund’s Retail Class for such period. The second waiver/reimbursement applies so that Fund level Other Expenses for the Institutional Class will be in the same proportion as the Retail Class waivers/reimbursements. The third waiver/reimbursement applies so that the institutional class-specific Other Expenses are reimbursed. The Adviser has contractually agreed to waive/reimburse all of these class-specific Other Expenses, but only to the extent that the difference between the net Institutional Class and net Retail Class expense ratios, after applying the waiver/reimbursement, does not exceed 25 basis points. These agreements may not be terminated or modified prior to this date without the approval of the Board of Trustees.

*	A since inception calculation is not provided as the December 31, 1997 inception of the Lipper Core Plus Bond Index followed the June 1, 1988 inception of the Westcore Plus Bond Fund.

Westcore Plus Bond Fund may invest in high-yield/high-risk bonds which are subject to greater levels of liquidity risk. Additionally, investing in bonds entails interest rate risk and credit risk.

Mark R. McKissick is a registered representative of ALPS Distributors, Inc.

Manager Commentary

■
Thirty-year U.S. Treasury rates hit all-time historical lows at the end of January before rebounding as the year progressed. In the first half of 2015, interest rates were generally higher than they were at the beginning of the year, particularly for securities with maturities of longer than five years. Yields have been volatile, moving up and down, in spite of expectations that the Federal Reserve will raise short-term rates sometime in 2015. Fewer, smaller rate increases have been in our forecast, and Federal Reserve forecasts have become more consistent with our projections in that regard. Federal Reserve Chair Yellen is now emphasizing the trajectory of rate increases, rather than the timing of when they will begin, and has indicated that any moves will be data dependent.

■
We think it is wise to focus on the economy, as the Fed will follow. Though we do believe the Fed is uncomfortable with its current abnormally easy monetary policy, and that it would prefer to raise rates as soon as is practicable.

■	The U.S. economy looked stronger in the second quarter following the unusually weak first quarter. The unemployment rate declined to 5.3% in June.

■
The “Greek tragedy” and weak growth in China became more evident and this created concern that the global growth engine of the last decade could pull already anemic global growth rates even lower. Low inflation around the world is keeping interest rates tethered, and flight to the safety of U.S. assets created volatility as events unfolded. Evidence of market intervention by Chinese authorities may prove counter-productive beyond the attempted short-term fix.

■
The Westcore Plus Bond Fund outperformed its benchmark, the Barclays U.S. Aggregate Bond Index, in the first half of 2015 due to the additional income provided from non-Treasury holdings. Income from high-yield holdings contributed meaningfully, especially given the high-quality high-yield we focus on. The Fund’s overweighted position in non-Treasury securities detracted from its performance as yield spreads widened and bond prices decreased; however, our rigorous research process helped to mitigate this as the specific securities selected for the Fund outperformed those in the benchmark.

■
Our outlook is for interest rates to remain relatively low as the global economy still appears unable to support higher borrowing costs due to the headwinds mentioned above, a somewhat tepid recovery and still substantial levels of excess debt. We remain unconvinced that the U.S. economy will experience the underlying strength the Fed will need to be comfortable beyond more than a few small rate increases.

■
In our view, U.S. fixed income securities offer attractive yields versus those available elsewhere in today’s global marketplace. We believe the Fund is positioned to perform well in this slow-growth, low inflation environment that favors income over capital appreciation. As of June 30, the Fund had modestly underweighted duration versus its benchmark and was positioned for a higher income level versus the benchmark. We have maintained overweighted positions in corporate bonds, including exposure to select, high-quality taxable municipal bonds. Our goal is to provide outperformance over a range of interest rate scenarios. The market’s appetite for additional yield generally remains stable and our rigorous credit selection process is aimed at adding incremental relative return through selection of specific bonds that we believe should perform better than those in the benchmark.

| 2015 Semi-Annual Report

WESTCORE PLUS BOND FUND (continued)	(UNAUDITED)

Top Ten Corporate Credit Exposure

(as of 6/30/15)

Range Resources Corp.	1.5%
Crown Castle Towers LLC	1.4
City National Corp.	1.3
Potlatch Corp.	1.2
Washington REIT	1.1
Washington State	1.1
General Electric	1.1
Oncor Electric Delivery Co. LLC	1.1
PepsiCo Inc.	1.0
PNC Funding Corp.	1.0
Total (% of Net Assets)	11.8%

Percentages represent the Fund’s aggregate holdings in the same corporate issuer and its affiliates. Top Ten Corporate Credit Exposure are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular security or issuer.

Portfolio Characteristics

(as of 6/30/15)

	Westcore Plus Bond Fund	Barclays U.S. Aggregate Bond Index
Effective Duration	5.4 years	5.6 years
Effective Maturity	7.6 years	7.9 years
Number of Holdings	215	9,496
Portfolio Turnover Rate (1 year trailing)	57%	—

Please see definition of terms beginning on page 30.

Asset Allocation

(as of 6/30/15)

	Westcore Plus Bond Fund	Barclays U.S. Aggregate Bond Index	Relative Weights Under | Over
U.S. Treasuries	12.6%	36.2%	-23.6%
U.S. Agencies	1.4	3.2	-1.8
Other Government-Related	5.9	6.1	-0.2
Corporate Bonds	45.5	23.9	21.6
Agency Mortgage-Backed Securities	23.5	28.1	-4.6
Residential Mortgage-Backed Securities	3.1	0.0	3.1
Commercial Mortgage-Backed Securities	2.4	1.9	0.5
Asset-Backed Securities	3.5	0.6	2.9
Preferred Stock	0.9	0.0	0.9
Common Stock	0.0	0.0	0.0
Other	0.0	0.0	0.0
ST Investments/Net Other Assets	1.2	0.0	1.2

Percentages are based on Total Net Assets.

Ratings Allocation

(as of 6/30/15)

	Westcore Plus Bond Fund	Barclays U.S. Aggregate Bond Index	Relative Weights Under | Over
Treasuries	12.7%	36.1%	-23.4%
Agencies	25.1	31.3	-6.2
AAA	4.5	5.3	-0.8
AA	9.3	3.3	6.0
A	20.8	11.4	9.4
BBB	17.1	12.6	4.5
Below BBB	9.6	0.0	9.6
Non-Rated	0.4	0.0	0.4
ST Investments/Net Other Assets	0.5	0.0	0.5

Percentages are based on Total Investments. The ratings allocation reflects the Standard & Poor’s equivalent ratings category for the highest credit-quality rating assigned by either Standard & Poor’s or Moody’s.

Maturity Distribution

(as of 6/30/15)

	Westcore Plus Bond Fund	Barclays U.S. Aggregate Bond Index	Relative Weights Under | Over
< 1 year	8.1%	0.0%	8.1%
1 - 3 years	11.9	24.0	-12.1
3 - 5 years	27.1	24.7	2.4
5 - 10 years	35.4	37.2	-1.8
10 - 20 years	8.2	3.3	4.9
20+ years	9.3	10.8	-1.5

Percentages are based on Total Investments. The Adviser to the Funds utilizes the expected maturity in presenting this information.

| p: 800.392.CORE (2673) | www.westcore.com

WESTCORE COLORADO TAX-EXEMPT FUND (WTCOX)	(UNAUDITED)

Fund Strategy

A Colorado municipal bond fund focusing on federal and state tax-exempt income primarily through investments in investment-grade quality bonds of intermediate maturity.

Fund Management

Kenneth A. Harris, CFA Portfolio Manager

CFA is a trademark owned by CFA Institute.

Cumulative Returns

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Performance calculations are as of the end of June each year. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Lipper Index data provided by Lipper, Inc.

Please see index definitions beginning on page 28.

Average Annual Total Returns

	6 Months	1 Year	3 Years	5 Years	10 Years	Since Incep.	30-Day SEC Yield	Incep. Date
Retail Class (WTCOX)	0.22%	2.68%	2.44%	3.62%	3.67%	4.74%	2.58%	6/1/1991
Barclays U.S. 10-Year Municipal Bond Index	0.11	2.98	3.11	4.79	4.85	6.02	—
Lipper Intermediate Municipal Debt Index	-0.06	1.93	2.30	3.61	3.68	4.77	—

Retail Class Annual Expense Ratio (per the current prospectus) — Gross: 0.77%, Net: 0.65%

30-Day SEC Yield figure reflects all fee waivers and expense reimbursements. Without the absorption of these fee waivers and/or expense reimbursements, the figure would have been 2.47%.

The performance data quoted represents past performance and does not guarantee future results. Performance information for the institutional class shares prior to their inception date is based on the performance of the retail class. Current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, please call 800.392.CORE (2673) or visit us online at www.westcore.com. Average annual total returns and yield figures reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements. Without the fee waivers and expense reimbursements, total return and yield figures would have been lower. Total return and yield figures represent past performance. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost. Westcore fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to investment risk.

Denver Investments (the “Adviser”) has contractually agreed to waive certain investment advisory and/or administration fees and/or to reimburse other expenses from April 30, 2015 until at least April 30, 2016. The waiver/reimbursement applies so that the ratio of expenses to average net assets, as reported in the Fund’s financial statements, will be no more than 0.65% for the Fund’s Retail Class for such period. Please see the Fund’s Prospectus for more information. This agreement may not be terminated or modified prior to this date without the approval of the Board of Trustees. Without the fee waivers and expense reimbursements, total return figures would have been lower.

Westcore Colorado Tax-Exempt Fund invests primarily in instruments issued by or on behalf of one state and generally will be more volatile and loss of principal could be greater due to state specific risk.

Manager Commentary

■
After initially falling, interest rates rose amidst volatility through the first half of the year, providing some validity to predictions of higher rates. Slowly rising rates are ultimately healthy for bond investors and, depending on the speed at which rates rise, can still produce positive returns for bonds. The Westcore Colorado Tax-Exempt Fund outperformed its benchmark, the Barclays U.S. 10-Year Municipal Bond Index, for the first half of the year. The outperformance can be attributed to the Fund having shorter duration and higher yield.

■
We have expressed concerns about Puerto Rico’s debt in previous commentaries. Investors seemed complacent despite the massive amount of debt this little island had issued, clear signs of credit deterioration and the enormous exposure of some single state funds. It appears our concern was warranted as on June 28, Governor Alejandro Garcia Padilla announced that the island was perilously close to a “death spiral” and “unable to pay its debts.” Following this, its bonds have sold off dramatically. We believe it is our job to sort through the mess and panic to see if there is value, especially since bonds issued by Puerto Rico are double tax exempt in all states. Our research uncovered that, even at 50 or 60 cents to the dollar, the situation is so bad that we don’t see value in the uninsured bonds. As we looked more closely into municipal debt insurers, we found that the largest, most stable insurer had, in our opinion, a very manageable level of exposure to bonds from Puerto Rico. These bonds are trading at distressed levels due the Puerto Rico name, but in the event of a default, the insurer must pay all principal and interest. Given this, we have taken a small position in insured bonds from Puerto Rico, which have a Standard & Poor’s rating of AA.

■
The U.S. economy looked stronger after the abnormally weak first quarter and the Federal Reserve postured to raise short-term interest rates during 2015. The unemployment rate fell to 5.3% in June, and there were solid increases in the number of employed workers as well as the number of people re-entering the labor market. This indicated underlying strength in the labor market, and the possibility that wages will begin rising more rapidly as the pool of available skilled labor becomes tighter. Additionally, lower oil prices have had a dramatic effect, reducing global inflation and future inflationary expectations. The Fed’s preferred measure of inflation, the Implicit Price Deflator for Personal Consumption Expenditures index (PCE), has not been above its proclaimed 2% target in over two and a half years while many major countries experience outright deflation. The Fed is facing a conundrum as raising rates in a low inflation, slow growth world could further exacerbate the already prevalent headwinds. Yet staying at a 0% target Fed Funds rate is considered “abnormal” policy.

■	The Fund’s effective duration as of June 30, 2015 was 5.25 and its average maturity was 8.56 years. This is longer duration and average maturity than year end.

■
At year end, no individual holdings within the Fund were subject to the Alternative Minimum Tax (AMT) and, except for cash equivalents, the Fund was invested 100% in securities exempt from Colorado state income taxes.

| 2015 Semi-Annual Report

WESTCORE COLORADO TAX-EXEMPT FUND (continued)	(UNAUDITED)

Top Ten Holdings

(as of 6/30/15)	% of Net Assets
Cherry Creek School District #5 5.00%, 12/15/24	2.2%
Arapahoe County School District #1 5.00%, 12/1/29	1.6
Auraria Colorado Higher Education Center 4.00%, 4/1/29	1.6
Eagle, Garfield & Routt County School District Re-5OJ 5.00%, 12/1/26	1.5
El Paso County School District #49-REF 5.13%, 12/15/28	1.4
Denver City & County School District #1-B-REF 5.00%, 12/1/26	1.4
University of Colorado Hospital Authority A 5.00%, 11/15/36	1.3
El Paso County School District #49 COPS-A 5.13%, 12/15/28	1.2
Tallyns Reach Met District #3 4.00%, 12/1/21	1.2
Rangeview Library District 5.00%, 12/15/22	1.2
Total (% of Net Assets)	14.6%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

Portfolio Characteristics

(as of 6/30/15)
	Westcore Colorado	Barclays U.S. 10-Year
	Tax-Exempt Fund	Municipal Bond Index
Effective Duration	5.3 years	5.8 years
Effective Maturity	8.6 years	9.9 years
Colorado Double Tax-Exempt Percentage (excludes cash & cash equivalents)	100	—
Percentage of Holdings Subject to AMT	0	—
Number of Holdings	173	—
Portfolio Turnover Rate (1 year trailing)	20%	—

Please see definition of terms beginning on page 30.

Ratings Allocation

(as of 6/30/15)

	Westcore Colorado Tax-Exempt Fund	Barclays U.S. 10-Year Municipal Bond Index	Relative Weights Under | Over
Treasuries	0.0%	0.0%	0.0%
Agencies	0.0	0.0	0.0
AAA	3.0	14.4	-11.4
AA	61.9	51.9	10.0
A	13.8	30.4	-16.6
BBB	10.9	3.3	7.6
Below BBB	1.6	0.0	1.6
Non-Rated	3.0	0.0	3.0
ST Investments/Net Other Assets	5.8	0.0	5.8

Percentages are based on Total Investments. The ratings allocation reflects the Standard & Poor’s equivalent ratings category for the highest credit-quality rating assigned by either Standard & Poor’s or Moody’s.

Maturity Distribution

(as of 6/30/15)

	Westcore Colorado Tax-Exempt Fund	Barclays U.S. 10-Year Municipal Bond Index	Relative Weights Under | Over
< 1 year	7.9%	0.0%	7.9%
1 - 3 years	13.4	0.0	13.4
3 - 5 years	11.8	0.0	11.8
5 - 10 years	25.6	51.0	-25.4
10 - 20 years	40.2	49.0	-8.8
20+ years	1.1	0.0	1.1

Percentages are based on Total Investments. The Adviser to the Funds utilizes the expected maturity in presenting this information.

| p: 800.392.CORE (2673) | www.westcore.com

FUND EXPENSES	(UNAUDITED)

Disclosure of Fund Expenses
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs (such as the 2% fee on redemption of certain Fund shares made within 90 days of purchase); and (2) ongoing costs, including management fees and other Fund expenses. The examples on the next page are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on January 1, 2015 and held until June 30, 2015.

Actual Expenses. The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table on the next page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table on the next page are meant to highlight ongoing Fund costs only and do not reflect transaction costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses Paid During Period
With respect to Expenses Paid During the Period, as shown in the table on the next page, expenses are equal to the Fund’s annualized expense ratio, as shown below, multiplied by the average account value over the period, multiplied by the number of days in the last six months of the fiscal half-year, 181/365 (to reflect the half-year period). The annualized expense ratios for the last six months were as follows:

Fund	Retail Class	Institutional Class
Westcore Growth Fund	1.15%	0.95%
Westcore MIDCO Growth Fund	1.02%	0.89%
Westcore Select Fund	1.09%	N/A
Westcore Small-Cap Growth Fund	1.30%	0.72%
Westcore Blue Chip Dividend Fund	0.99%	0.82%
Westcore Mid-Cap Value Dividend Fund	1.18%	N/A
Westcore Small-Cap Value Dividend Fund	1.30%	1.13%
Westcore Micro-Cap Opportunity Fund	1.30%	N/A
Westcore International Small-Cap Fund	1.50%	N/A
Westcore Flexible Income Fund	0.85%	0.77%
Westcore Plus Bond Fund	0.55%	0.42%
Westcore Colorado Tax-Exempt Fund	0.65%	N/A

| 2015 Semi-Annual Report

FUND EXPENSES (continued)	(UNAUDITED)

Fund		Beginning Account Value 1/1/2015	Ending Account Value 6/30/2015	Expense Paid During the Period 1/1/2015 to 6/30/2015
Westcore Growth Fund
Retail Class	Actual	$1,000.00	$1,060.50	$5.88
	Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76
Institutional Class	Actual	$1,000.00	$1,062.10	$4.86
	Hypothetical (5% return before expenses)	$1,000.00	$1,020.08	$4.76
Westcore MIDCO Growth Fund
Retail Class	Actual	$1,000.00	$1,070.80	$5.24
	Hypothetical (5% return before expenses)	$1,000.00	$1,019.74	$5.11
Institutional Class	Actual	$1,000.00	$1,071.20	$4.57
	Hypothetical (5% return before expenses)	$1,000.00	$1,020.38	$4.46
Westcore Select Fund
Retail Class	Actual	$1,000.00	$1,033.60	$5.50
	Hypothetical (5% return before expenses)	$1,000.00	$1,019.39	$5.46
Westcore Small-Cap Growth Fund
Retail Class	Actual	$1,000.00	$1,057.00	$6.63
	Hypothetical (5% return before expenses)	$1,000.00	$1,018.35	$6.51
Institutional Class	Actual	$1,000.00	$1,060.60	$3.68
	Hypothetical (5% return before expenses)	$1,000.00	$1,021.22	$3.61
Westcore Blue Chip Dividend Fund
Retail Class	Actual	$1,000.00	$981.00	$4.86
	Hypothetical (5% return before expenses)	$1,000.00	$1,019.89	$4.96
Institutional Class	Actual	$1,000.00	$981.40	$4.03
	Hypothetical (5% return before expenses)	$1,000.00	$1,020.73	$4.11
Westcore Mid-Cap Value Dividend Fund
Retail Class	Actual	$1,000.00	$1,008.60	$5.88
	Hypothetical (5% return before expenses)	$1,000.00	$1,018.94	$5.91
Westcore Small-Cap Value Dividend Fund
Retail Class	Actual	$1,000.00	$967.30	$6.34
	Hypothetical (5% return before expenses)	$1,000.00	$1,018.35	$6.51
Institutional Class	Actual	$1,000.00	$968.10	$5.51
	Hypothetical (5% return before expenses)	$1,000.00	$1,019.19	$5.66
Westcore Micro-Cap Opportunity Fund
Retail Class	Actual	$1,000.00	$1,015.60	$6.50
	Hypothetical (5% return before expenses)	$1,000.00	$1,018.35	$6.51
Westcore International Small-Cap Fund
Retail Class	Actual	$1,000.00	$1,035.30	$7.57
	Hypothetical (5% return before expenses)	$1,000.00	$1,017.36	$7.50
Westcore Flexible Income Fund
Retail Class	Actual	$1,000.00	$1,018.20	$4.25
	Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	$4.26
Institutional Class	Actual	$1,000.00	$1,019.50	$3.86
	Hypothetical (5% return before expenses)	$1,000.00	$1,020.98	$3.86
Westcore Plus Bond Fund
Retail Class	Actual	$1,000.00	$1,001.00	$2.73
	Hypothetical (5% return before expenses)	$1,000.00	$1,022.07	$2.76
Institutional Class	Actual	$1,000.00	$1,002.40	$2.09
	Hypothetical (5% return before expenses)	$1,000.00	$1,022.71	$2.11
Westcore Colorado Tax-Exempt Fund
Retail Class	Actual	$1,000.00	$1,002.20	$3.23
	Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	$3.26

| p: 800.392.CORE (2673) | www.westcore.com

IMPORTANT DISCLOSURES	(UNAUDITED)

Index Definitions and Disclosures

All indices are unmanaged and index performance figures include reinvestment of dividends but do not reflect any fees, expenses or taxes. Investors cannot invest directly in an index.

The Barclays U.S. 10-Year Municipal Bond Index includes investment grade (Moody’s Investor Services Aaa to Baa, Standard and Poor’s Corporation AAA to BBB) tax-exempt bonds with maturities between eight and twelve years.

The Barclays U.S. Aggregate Bond Index is a fixed income, market-value-weighted index generally representative of investment grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities with maturities of at least one year.

The Barclays U.S. Corporate High Yield Ba Index measures the performance of intermediate (1 to 10 year) U.S. high yield issues. It includes fixed-rate, noninvestment grade debt issues rated Ba1 or lower by Moody’s, rated BB+ or lower by S&P, rated below investment grade by Fitch Investor’s Service or if unrated previously held a high yield rating or have been associated with a high yield issuer, and must trade accordingly.

The Chicago Board Options Exchange Volatility Index (VIX) is a widely used measure of market risk which is intended to show the market’s expectation of 30-day volatility. It is constructed using the implied volatilities of a wide range of S&P 500® Index options.

The Conference Board’s Leading Economic Indicators Index® for the United States (LEI) is a composite of 10 key variables which, historically, have been useful in predicting future economic activity in the United States. It is calculated by the Conference Board, a research organization for businesses that provides information about management and the marketplace.

The Consumer Confidence Index (CCI) is a survey by the Conference Board (a research organization for businesses that provides information about management and the marketplace) that measures how optimistic or pessimistic consumers are with respect to the economy and the near future.

The Dow Jones Industrial Average is a price weighted average of 30 significant stocks traded on the New York Stock Exchange and the NASDAQ.

The Lipper Core Plus Bond Index tracks the performance of funds that invest at least 65% in domestic investment-grade debt issues (rated in the top four grades) with any remaining investment in non-benchmark sectors such as high-yield, global and emerging market debt. These funds maintain dollar-weighted average maturities of five to ten years.

The Lipper High Current Yield Index tracks the performance of funds that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower-grade debt issues.

The Lipper Intermediate Municipal Debt Index tracks the performance of funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years.

The Lipper International Small-Cap Index tracks the performance of funds that, by portfolio practice, invest at least 75% of their equity assets in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) below Lipper’s international large-cap floor.

The Lipper Large-Cap Core Index tracks the performance of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s USDE large-cap floor.

The Lipper Large-Cap Growth Index tracks the performance of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s USDE large-cap floor.

The Lipper Mid-Cap Growth Index tracks the performance of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE large-cap floor.

The Lipper Mid-Cap Value Index tracks the performance of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE large-cap floor.

The Lipper Small-Cap Core Index tracks the performance of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE small-cap ceiling.

| 2015 Semi-Annual Report

IMPORTANT DISCLOSURES (continued)	(UNAUDITED)

The Lipper Small-Cap Growth Index tracks the performance of funds that invest at least 75% of their equity assets in companies with market capitalization (on a three-year weighted basis) below Lipper’s USDE Small-cap ceiling.

The Lipper Small-Cap Value Index tracks the performance of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE small-cap ceiling.

The MSCI ACWI Index captures large and mid cap representation across 23 Developed Market and 23 Emerging Market countries. With 2,470 constituents, the index covers approximately 85% of the global investable equity opportunity set.

The MSCI ACWI ex USA Small Cap Index captures small cap representation across 22 of 23 Developed Market countries (excluding the U.S.) and 23 Emerging Market countries. With 4,233 constituents, the index covers approximately 14% of the global equity opportunity set outside the U.S.

The MSCI EAFE Small-Cap Index is an unmanaged market-capitalization-weighted index that represents the performance of smaller capitalization companies in developed stock markets outside of North America. The index targets all companies with market capitalization below that of the companies in the MSCI EAFE Index and up to 99% coverage of the free-float adjusted market capitalization in each market.

The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000® Index represents approximately 92% of the U.S. market.

The Russell 1000® Growth Index measures the performance of the largest 1,000 firms in the Russell 3000® Index, which represents approximately 98% of the investable U.S. equity market.

The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

The Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® Index companies with higher price-to-value ratios and higher forecasted growth values.

The Russell 2000® Value Index measures the performance of companies within the Russell 2000® Index having lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Index includes the 2000 firms from the Russell 3000® Index with the smallest market capitalizations. The Russell 3000® Index represents 98% of the investable U.S. equity market.

The Russell Developed Large-Cap Index is constructed to provide a comprehensive and unbiased barometer for the large-cap segment of the developed equity universe.

The Russell Microcap® Index measures the performance of the microcap segment of the U.S. equity market. It makes up less than 3% of the U.S. equity market. It includes 1,000 of the smallest securities in the Russell 2000® Index based on a combination of their market cap and current index membership and it includes the next 1,000 securities.

The Russell Midcap® Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values than the threshold determined by the Frank Russell Company. The Russell Midcap companies are comprised of the 800 smallest companies in the Russell 1000® Index. The Russell 1000® Index consists of the 1,000 largest U.S. Incorporated companies based on total market capitalization.

The Russell Midcap® Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value index.

The S&P 500® Index is comprised of 500 common stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value.

The Shanghai Composite Index is a stock market index of all stocks that are traded at the Shanghai Stock Exchange.

| p: 800.392.CORE (2673) | www.westcore.com

IMPORTANT DISCLOSURES (continued)	(UNAUDITED)

The Westcore Blue Chip Dividend Fund Custom Index is comprised of the S&P 500® Index from the Fund’s inception to 4/30/2013 and the Russell Developed Large-Cap Index for the time period 5/1/2013 to the most recent period end to reflect the change in the Fund’s investment strategy on 4/30/2013. The Adviser believes that the Custom Index is the best benchmark measurement for periods prior to 4/30/2013.

Barclays Capital is the source and owner of the Barclays Capital Index data contained in this material and all trademarks and copyrights related thereto. Any further dissemination or redistribution is strictly prohibited. Barclays Capital is not responsible for the formatting or configuration of this material or for any inaccuracy in Denver Investments’ presentation thereof.

Lipper Inc. is the source and owner of the Lipper Index data contained in this material and all trademarks and copyrights related thereto. Any further dissemination or redistribution is strictly prohibited. Lipper Inc. is not responsible for the formatting or configuration of this material or for any inaccuracy in Denver Investments’ presentation thereof.

MSCI Barra is the source and owner of the MSCI Index data contained in this material and all trademarks and copyrights related thereto. Any further dissemination or redistribution is strictly prohibited. MSCI Barra is not responsible for the formatting or configuration of this material or for any inaccuracy in Denver Investments’ presentation thereof.

Russell Investments is the source and owner of the Russell Index data contained in this material and all trademarks and copyrights related thereto. Any further dissemination or redistribution is strictly prohibited. Russell Investments is not responsible for the formatting or configuration of this material or for any inaccuracy in Denver Investments’ presentation thereof.

Standard & Poor’s is the source and owner of the S&P Index data contained in this material and all trademarks and copyrights related thereto. Any further dissemination or redistribution is strictly prohibited. Standard & Poor’s is not responsible for the formatting or configuration of this material or for any inaccuracy in Denver Investments’ presentation thereof.

Top 5/Bottom 5 Stock Performance Calculation Methodology

The Calculation methodology used to construct this chart took into account consistently the weighting of every holding in the Fund that contributed to the Fund’s performance during the Measurement Period, and the Chart reflects consistently the results of the Calculation. The Calculation determined the contribution of each Fund holding by calculating the weight (i.e., percentage of the Total Investments) of each holding multiplied by the rate of return for that holding during the first six months of 2015.

Definition of Terms

Beta: A measure of a fund’s sensitivity to market movements. The beta of the market is 1.00 by definition. A beta above 1 is more volatile than the overall market, while a beta below 1 is less volatile.

Consumer Price Index (CPI): Measures changes in the price level of a market basket of consumer goods and services purchased by households.

Credit Quality Rating: A rating of an individual bond as determined by a nationally recognized statistical rating organization (NRSRO) such as Standard & Poor’s or Moody’s. Credit quality ratings range from highest, “AAA “ to lowest, “D”. For more information regarding rating methodologies for Standard & Poor’s, visit www.standardandpoors.com and for Moody’s, visit www.moodys.com.

Duration: A generic description of the sensitivity of a bond’s price (as a percentage of initial price) to a change in yield.

EPS (Earnings per Share) Growth: Earnings per share is the portion of a company’s profit allocated to each outstanding share of common stock. EPS growth serves as an indicator of a company’s profitability.

Effective Maturity: A weighted average of the maturities of the bonds in a portfolio.

Emerging Markets: Westcore International Small-Cap Fund considers emerging market countries to be those countries that are neither U.S. nor developed countries.

Federal Reserve (the Fed): The central banking system of the United States.

Free Cash Flow to Total Enterprise Value (FCF/TEV): A valuation metric used to compare the amount of cash a firm generates to the total value of the resources used to generate that cash.

Gross Domestic Product (GDP): The market value of all officially recognized goods and services produced within a country in a given period of time.

| 2015 Semi-Annual Report

IMPORTANT DISCLOSURES (continued)	(UNAUDITED)

Market Capitalization: The market capitalization represents the total value of a company or stock. It is calculated by multiplying the number of shares outstanding by the current price of one share.

Modified Duration: A duration measure in which it is assumed that yield changes do not change the expected cash flows.

Number of Holdings: The Number of Holdings presented excludes short-term investments including money market mutual funds.

Operating Cash Flow to Price (OCF/P): A valuation metric used to compare the amount of cash a firm generates per share from operations to the price of the stock.

Portfolio Turnover Rate: A percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding short-term investments) for the year and dividing it by the monthly average of the market value of the portfolio securities during the year.

Price to Book Value (P/B) Ratio: The P/B ratio is used to compare a company’s book value to its current market price. This ratio compares the market’s valuation of a company to the value of that company as indicated on its financial statements. The higher the ratio, the higher the premium the market is willing to pay for the company above its hard assets.

Price to Cash (P/C) Flow Ratio: The P/C flow ratio is a measure of a firm’s stock price relative to its financial performance. For a fund, the P/C flow ratio is the weighted average of all stocks held in the fund. It represents the amount an investor is willing to pay for a dollar generated from a particular company’s operations.

Price to Earnings (P/E) Ratio: The P/E ratio is a stock’s per share price divided by its per share earnings over a 12-month period. For a fund, the P/E ratio is the weighted average of all stocks held in the fund. The higher the P/E ratio, the more the market is willing to pay for each dollar of annual earnings.

Quantitative Easing: A monetary policy that the Federal Reserve, and other central banks, pursue to increase the supply of money and thereby expand liquidity in the hopes of fostering stronger growth.

REIT: A REIT is a real estate investment trust. REITs are securities that sell like a stock on a major exchange. REITs invest directly in real estate, either through properties or mortgages.

Return on Equity (ROE): A measure of how well a company used reinvested earnings to generate additional earnings. It is used as a general indication of a company’s efficiency; in other words, how much profit is a company able to generate given the resources provided by its stockholders.

Risk On, Risk Off: A concept that describes market sentiment as either “risk on” or “risk off”. During a market sentiment of “risk on”, the market is optimistic and more willing to take on risk in exchange for possibly better returns. When market sentiment is “risk off”, the market is pessimistic and will favor investments with perceived lower risk.

SEC Yield: The SEC Yield is a standardized method of computing return on investment that the U.S. Securities and Exchange Commission (SEC) requires mutual funds to use when advertising their yields. Its objective is to allow a confusion-free comparison of the performance of different funds.

Weighted Average: An average that takes into account the proportional relevance of each component, rather than treating each component equally.

| p: 800.392.CORE (2673) | www.westcore.com

FINANCIAL STATEMENTS TABLE OF CONTENTS

STATEMENTS OF INVESTMENTS
Westcore Growth Fund	34
Westcore MIDCO Growth Fund	36
Westcore Select Fund	38
Westcore Small-Cap Growth Fund	39
Westcore Blue Chip Dividend Fund	41
Westcore Mid-Cap Value Dividend Fund	43
Westcore Small-Cap Value Dividend Fund	45
Westcore Micro-Cap Opportunity Fund	47
Westcore International Small-Cap Fund	50
Westcore Flexible Income Fund	52
Westcore Plus Bond Fund	55
Westcore Colorado Tax-Exempt Fund	61
Common Abbreviations	64
STATEMENTS OF ASSETS AND LIABILITIES	66
STATEMENTS OF OPERATIONS	68
STATEMENTS OF CHANGES IN NET ASSETS	70
FINANCIAL HIGHLIGHTS	74
NOTES TO FINANCIAL STATEMENTS	84

| p: 800.392.CORE (2673) | www.westcore.com

STATEMENTS OF INVESTMENTS

WESTCORE GROWTH FUND AS OF JUNE 30, 2015
(UNAUDITED)

	Shares	Market Value
COMMON STOCKS		99.13%
Consumer Discretionary		19.54%
Hotels Restaurants & Leisure		2.62%
Carnival Corp.	6,900	$340,791
Chipotle Mexican Grill Inc.**	840	508,192
		848,983

Household Durables		1.00%
Mohawk Industries Inc.**	1,700	324,530

Internet & Catalog Retail		6.01%
Amazon.com Inc.**	2,100	911,589
Priceline Group Inc.**	900	1,036,233
		1,947,822

Media		4.71%
CBS Corp. - Class B	7,100	394,050
Walt Disney Co.	9,910	1,131,127
		1,525,177

Specialty Retail		5.20%
Home Depot Inc.	10,685	1,187,424
O’Reilly Automotive Inc.**	2,200	497,156
		1,684,580

Total Consumer Discretionary (Cost $5,388,922)		6,331,092

Consumer Staples		5.21%
Beverages		1.90%
Monster Beverage Corp.**	4,600	616,492

Food & Staples Retailing		1.70%
CVS Caremark Corp.	5,230	548,522

Food Products		1.61%
Hain Celestial Group Inc.**	7,930	522,270

Total Consumer Staples (Cost $1,333,830)		1,687,284

Energy		4.44%
Oil Gas & Consumable Fuels		4.44%
Concho Resources Inc.**	5,900	671,774
EOG Resources Inc.	8,770	767,813
		1,439,587

Total Energy (Cost $1,490,056)		1,439,587

Financials		4.18%
Capital Markets		4.18%
BlackRock Inc.	2,140	740,397
Morgan Stanley	15,830	614,046
		1,354,443

Total Financials (Cost $1,242,689)		1,354,443

Health Care		19.03%
Biotechnology		8.03%
Celgene Corp.**	8,200	949,027
Gilead Sciences Inc.	14,110	1,651,999
		2,601,026

Health Care Providers & Services		2.59%
McKesson Corp.	3,740	840,789

Life Sciences Tools & Services		3.60%
Illumina Inc.**	5,340	1,166,042

Pharmaceuticals		4.81%
Allergan PLC	3,005	911,898
Endo International PLC (Ireland)**	8,125	647,156
		1,559,054

Total Health Care (Cost $4,222,716)		6,166,911

Industrials		8.74%
Aerospace & Defense		2.10%
TransDigm Group Inc.**	3,030	680,750

Industrial Conglomerates		1.99%
Carlisle Companies Inc.	6,435	644,272

Machinery		3.49%
Ingersoll-Rand PLC	7,800	525,876
Snap-on Inc.	3,800	605,150
		1,131,026

Road & Rail		1.16%
J.B. Hunt Transport Services Inc.	4,570	375,152

Total Industrials (Cost $2,624,739)		2,831,200

Information Technology		33.65%
Communications Equipment		1.88%
Palo Alto Networks Inc.**	3,485	608,830

Computers & Peripherals		9.45%
Apple Inc.	24,419	3,062,753

Electronic Equipment & Instruments		1.27%
Amphenol Corp. - Class A	7,085	410,717

Internet Software & Services		5.83%
Alibaba Group Holding Ltd. ADR (China)**	3,700	304,399
Facebook Inc. - Class A**	18,470	1,584,080
		1,888,479

IT Services		7.28%
Alliance Data Systems Corp.**	1,700	496,298
Cognizant Technology Solutions Corp. - Class A**	13,300	812,497
Visa Inc. - Class A	15,640	1,050,226
		2,359,021

Semiconductors & Semiconductor Equipment		4.42%
Lam Research Corp.	7,575	616,226
NXP Semiconductor N.V. (Netherlands)**	8,320	817,024
		1,433,250

Software		3.52%
Tableau Software Inc. - Class A**	3,765	434,104
The Ultimate Software Group Inc.**	4,300	706,662
		1,140,766

Total Information Technology (Cost $6,722,079)		10,903,816

Materials		4.34%
Chemicals		4.34%
Air Products & Chemicals Inc.	4,420	604,789
PPG Industries Inc.	7,000	803,040
		1,407,829

Total Materials (Cost $1,449,632)		1,407,829

Total Common Stocks (Cost $24,474,663)		32,122,162

| 2015 Semi-Annual Report

STATEMENTS OF INVESTMENTS

WESTCORE GROWTH FUND AS OF JUNE 30, 2015 (continued)
(UNAUDITED)

	Shares	Market Value
MONEY MARKET MUTUAL FUNDS		0.95%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	309,863	$309,863

Total Money Market Mutual Funds (Cost $309,863)		309,863

Total Investments (Cost $24,784,526)	100.08%	32,432,025

Liabilities in Excess of Other Assets	(0.08%)	(26,496)

Net Assets	100.00%	$32,405,529

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

**	Non-income producing security.

See Notes to Financial Statements.

| p: 800.392.CORE (2673) | www.westcore.com

STATEMENTS OF INVESTMENTS

WESTCORE MIDCO GROWTH FUND AS OF JUNE 30, 2015
(UNAUDITED)

	Shares	Market Value
COMMON STOCKS		95.26%
Consumer Discretionary		18.76%
Auto Components		1.92%
BorgWarner Inc.	33,434	$1,900,389

Automobiles		2.15%
Tesla Motors Inc.**	7,902	2,119,790

Hotels Restaurants & Leisure		2.06%
Melco Crown Entertainment Ltd. ADR (Hong Kong)	47,489	932,209
Wynn Resorts Ltd.	11,156	1,100,763
		2,032,972

Household Durables		1.64%
DR Horton Inc.	41,931	1,147,232
GoPro Inc.**	8,950	471,844
		1,619,076

Internet & Catalog Retail		3.43%
Netflix Inc.**	2,183	1,434,100
TripAdvisor Inc.**	15,100	1,315,814
Zulily Inc. - Class A**	48,670	634,657
		3,384,571

Leisure Equipment & Products		1.32%
Hasbro Inc.	17,450	1,305,085

Specialty Retail		3.83%
Restoration Hardware Holdings Inc.**	19,501	1,903,882
Tractor Supply Co.	20,920	1,881,545
		3,785,427

Textiles Apparel & Luxury Goods		2.41%
Kate Spade & Co.**	21,209	456,842
Under Armour Inc. - Class A**	23,102	1,927,631
		2,384,473

Total Consumer Discretionary (Cost $16,597,559)		18,531,783

Consumer Staples		3.87%
Food & Staples Retailing		1.29%
Pricesmart Inc.	13,995	1,276,904

Food Products		2.58%
Keurig Green Mountain Inc.	12,866	985,921
Mead Johnson Nutrition Co.	17,286	1,559,543
		2,545,464

Total Consumer Staples (Cost $3,668,238)		3,822,368

Energy		4.53%
Energy Equipment & Services		1.22%
Patterson-UTI Energy, Inc.	39,650	746,015
US Silica Holdings Inc.	15,694	460,776
		1,206,791

Oil Gas & Consumable Fuels		3.31%
Antero Resources Corp.**	24,920	855,753
Gulfport Energy Corp.**	15,030	604,958
Memorial Resource Development Corp.**	37,388	709,250
Pioneer Natural Resources Co.	7,951	1,102,724
		3,272,685

Total Energy (Cost $5,460,929)		4,479,476

Financials		8.41%
Capital Markets		4.37%
Affiliated Managers Group Inc.**	8,954	1,957,344
LPL Financial Holdings Inc.	23,246	1,080,707
SEI Investments Co.	26,042	1,276,839
		4,314,890

Commercial Banks		4.04%
Bank of the Ozarks Inc.	14,650	670,238
First Republic Bank	28,269	1,781,795
SVB Financial Group**	10,689	1,539,002
		3,991,035

Total Financials (Cost $6,032,589)		8,305,925

Health Care		13.93%
Biotechnology		4.91%
Alnylam Pharmaceuticals Inc.**	4,830	578,972
BioMarin Pharmaceutical Inc.**	14,100	1,928,598
Intrexon Corp.**	12,150	592,920
Medivation Inc.**	10,358	1,182,884
Receptos Inc.**	2,950	560,647
		4,844,021

Health Care Equipment & Supplies		3.52%
Align Technology Inc.**	18,666	1,170,545
Edwards Lifesciences Corp.**	11,617	1,654,609
Sirona Dental Systems Inc.**	6,515	654,236
		3,479,390

Health Care Providers & Services		3.15%
Acadia Healthcare Co. Inc.**	21,300	1,668,429
Team Health Holdings Inc.**	22,064	1,441,441
		3,109,870

Pharmaceuticals		2.35%
Catalent Inc.**	16,900	495,677
Endo Health Solutions Inc.**	22,950	1,827,968
		2,323,645

Total Health Care (Cost $10,779,137)		13,756,926

Industrials		11.67%
Airlines		1.79%
United Continental Holdings Inc.**	33,411	1,771,117

Building Products		0.90%
Lennox International Inc.	8,296	893,396

Commercial Services & Supplies		0.63%
Waste Connections Inc.	13,250	624,340

Electrical Equipment		0.76%
Sensata Technologies Holding N.V. (Netherlands)**	14,221	750,016

Machinery		3.35%
Proto Labs Inc.**	19,238	1,298,180
Terex Corp.	45,003	1,046,320
WABCO Holdings Inc.**	7,770	961,304
		3,305,804

Professional Services		1.44%
IHS Inc. - Class A**	11,027	1,418,403

Road & Rail		2.80%
J.B. Hunt Transport Services Inc.	14,250	1,169,783
Old Dominion Freight Line Inc.**	23,339	1,601,172
		2,770,955

Total Industrials (Cost $10,337,176)		11,534,031

Information Technology		27.99%
Communications Equipment		2.58%
Arista Networks Inc.**	14,719	1,203,131
Palo Alto Networks Inc.**	7,726	1,349,732
		2,552,863

| 2015 Semi-Annual Report

STATEMENTS OF INVESTMENTS

WESTCORE MIDCO GROWTH FUND AS OF JUNE 30, 2015 (continued)
(UNAUDITED)

	Shares	Market Value
Electronic Equipment, Instruments & Components		1.87%
Amphenol Corp. - Class A	31,796	$1,843,214

Internet Software & Services		5.42%
Akamai Technologies Inc.**	16,302	1,138,206
LinkedIn Corp. - Class A**	9,000	1,859,670
Pandora Media Inc.**	79,887	1,241,444
Zillow Inc. - Class A**	12,850	1,114,609
		5,353,929

IT Services		3.70%
Alliance Data Systems Corp.**	6,000	1,751,640
Fiserv Inc.**	22,993	1,904,510
		3,656,150

Semiconductors & Semiconductor Equipment		3.73%
Applied Materials Inc.	78,018	1,499,506
Cavium Inc.**	7,050	485,110
SunEdison Inc.**	56,900	1,701,879
		3,686,495

Software		10.69%
Electronic Arts Inc.**	15,650	1,040,725
FireEye Inc.**	22,215	1,086,536
Mobileye N.V. (Israel)**	25,218	1,340,841
ServiceNow Inc.**	24,618	1,829,363
Splunk Inc.**	26,269	1,828,848
Tableau Software Inc. - Class A**	17,192	1,982,238
Workday Inc. - Class A**	18,959	1,448,278
		10,556,829

Total Information Technology (Cost $22,797,881)		27,649,480

Materials		6.10%
Chemicals		5.04%
Eastman Chemical Co.	18,238	1,492,233
FMC Corp.	25,726	1,351,902
Methanex Corp. (Canada)	15,000	834,900
PolyOne Corp.	33,200	1,300,444
		4,979,479

Construction Materials		1.06%
Eagle Materials Inc.	13,746	1,049,232

Total Materials (Cost $5,979,929)		6,028,711

Total Common Stocks (Cost $81,653,438)		94,108,700

MONEY MARKET MUTUAL FUNDS		4.78%
Bank of New York Cash Reserve (7 Day Yield 0.050%)	3,401	3,401
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	4,715,053	4,715,053

Total Money Market Mutual Funds (Cost $4,718,454)		4,718,454

Total Investments (Cost $86,371,892)	100.04%	98,827,154

Liabilities in Excess of Other Assets	(0.04%)	(40,630)

Net Assets	100.00%	$98,786,524

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

**	Non-income producing security.

See Notes to Financial Statements.

| p: 800.392.CORE (2673) | www.westcore.com

STATEMENTS OF INVESTMENTS

WESTCORE SELECT FUND AS OF JUNE 30, 2015
(UNAUDITED)

	Shares	Market Value
COMMON STOCKS		95.86%
Consumer Discretionary		19.20%
Auto Components		3.54%
BorgWarner Inc.	50,507	$2,870,818

Automobiles		3.87%
Tesla Motors Inc.**	11,700	3,138,642

Hotels Restaurants & Leisure		3.92%
Melco Crown Entertainment Ltd. ADR (Hong Kong)	68,474	1,344,145
Wynn Resorts Ltd.	18,602	1,835,459
		3,179,604

Internet & Catalog Retail		1.99%
Netflix Inc.**	2,450	1,609,503

Specialty Retail		2.65%
Restoration Hardware Holdings Inc.**	22,000	2,147,860

Textiles Apparel & Luxury Goods		3.23%
Under Armour Inc. - Class A**	31,436	2,623,020

Total Consumer Discretionary (Cost $13,401,202)		15,569,447

Consumer Staples		2.71%
Food Products		2.71%
Mead Johnson Nutrition Co.	24,338	2,195,774

Total Consumer Staples (Cost $1,877,685)		2,195,774

Energy		4.01%
Oil Gas & Consumable Fuels		4.01%
Antero Resources Corp.**	43,590	1,496,881
Pioneer Natural Resources Co.	12,660	1,755,815
		3,252,696

Total Energy (Cost $3,771,536)		3,252,696

Financials		7.92%
Capital Markets		4.53%
Affiliated Managers Group Inc.**	16,807	3,674,010

Commercial Banks		3.39%
SVB Financial Group**	19,100	2,750,018

Total Financials (Cost $4,610,365)		6,424,028

Health Care		16.27%
Biotechnology		5.46%
BioMarin Pharmaceutical Inc.**	18,000	2,462,040
Medivation Inc.**	17,200	1,964,240
		4,426,280

Health Care Equipment & Supplies		5.26%
Align Technology Inc.**	29,758	1,866,124
Edwards Lifesciences Corp.**	16,840	2,398,521
		4,264,645

Health Care Providers & Services		5.55%
Acadia Healthcare Co. Inc**	24,300	1,903,419
Team Health Holdings Inc.**	39,833	2,602,290
		4,505,709

Total Health Care (Cost $10,741,449)		13,196,634

Industrials		13.67%
Airlines		3.54%
United Continental Holdings Inc.**	54,120	2,868,901

Machinery		4.34%
Proto Labs Inc.**	27,000	1,821,960
Terex Corp.	73,227	1,702,528
		3,524,488

Professional Services		2.81%
IHS Inc. - Class A**	17,707	2,277,651

Road & Rail		2.98%
Old Dominion Freight Line Inc.**	35,234	2,417,229

Total Industrials (Cost $11,303,262)		11,088,269

Information Technology		26.22%
Communications Equipment		2.31%
Arista Networks, Inc.**	22,950	1,875,933

Electronic Equipment
Instruments & Components		3.55%
Amphenol Corp. - Class A	49,684	2,880,182

Internet Software & Services		5.74%
LinkedIn Corp. - Class A**	13,045	2,695,489
Pandora Media Inc.**	125,780	1,954,621
		4,650,110

Semiconductors & Semiconductor Equipment		3.18%
Applied Materials Inc.	134,138	2,578,132

Software		11.44%
FireEye Inc.**	35,541	1,738,310
ServiceNow Inc.**	38,200	2,838,642
Splunk Inc.**	31,100	2,165,182
Tableau Software Inc. - Class A**	22,000	2,536,600
		9,278,734

Total Information Technology (Cost $18,620,138)		21,263,091

Materials		5.86%
Chemicals		5.86%
FMC Corp.	42,912	2,255,026
PolyOne Corp.	63,850	2,501,004
		4,756,030

Total Materials (Cost $5,649,502)		4,756,030

Total Common Stocks (Cost $69,975,139)		77,745,969

MONEY MARKET MUTUAL FUNDS		4.28%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	3,474,445	3,474,445

Total Money Market Mutual Funds (Cost $3,474,445)		3,474,445

Total Investments (Cost $73,449,584)	100.14%	81,220,414

Liabilities in Excess of Other Assets	(0.14%)	(116,280)

Net Assets	100.00%	$81,104,134

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

**	Non-income producing security.

See Notes to Financial Statements.

| 2015 Semi-Annual Report

STATEMENTS OF INVESTMENTS

WESTCORE SMALL-CAP GROWTH FUND AS OF JUNE 30, 2015
(UNAUDITED)

	Shares	Market Value
COMMON STOCKS		98.70%
Consumer Discretionary		15.35%
Diversified Consumer Services		0.97%
Grand Canyon Education Inc.**	1,664	$70,554

Hotels Restaurants & Leisure		4.03%
Del Frisco’s Restaurant Group Inc.**	4,105	76,476
Vail Resorts Inc.	1,279	139,667
Zoe’s Kitchen Inc.**	1,861	76,189
		292,332

Household Durables		2.57%
iRobot Corp.**	2,700	86,076
Ryland Group Inc.	2,158	100,066
		186,142

Internet & Catalog Retail		0.63%
Zulily Inc. - Class A**	3,524	45,953

Media		1.59%
IMAX Corp. (Canada)**	2,864	115,333

Specialty Retail		3.87%
Five Below Inc.**	3,099	122,503
Restoration Hardware Holdings Inc.**	1,625	158,649
		281,152

Textiles Apparel & Luxury Goods		1.69%
Kate Spade & Co.**	1,444	31,104
Vera Bradley Inc.**	3,620	40,798
Vince Holding Corp.**	4,231	50,687
		122,589

Total Consumer Discretionary (Cost $1,148,121)		1,114,055

Consumer Staples		2.92%
Food & Staples Retailing		2.92%
Natural Grocers by Vitamin Cottage Inc.**	3,382	83,265
PriceSmart Inc.	1,409	128,557
		211,822

Total Consumer Staples (Cost $208,742)		211,822

Energy		4.62%
Energy Equipment & Services		1.29%
Patterson-UTI Energy, Inc.	2,780	52,306
US Silica Holdings Inc.	1,416	41,574
		93,880

Oil Gas & Consumable Fuels		3.33%
Diamondback Energy Inc.**	721	54,349
PDC Energy Inc.**	1,188	63,724
Rice Energy Inc.**	2,841	59,178
Synergy Resources Corp.**	5,597	63,974
		241,225

Total Energy (Cost $368,928)		335,105

Financials		10.57%
Capital Markets		2.69%
Evercore Partners Inc. - Class A	2,554	137,814
Financial Engines, Inc.	1,345	57,135
		194,949

Commercial Banks		4.91%
Bank of the Ozarks Inc.	1,745	79,834
Eagle Bancorp Inc.**	3,173	139,485
Western Alliance Bancorp**	4,064	137,201
		356,520

Diversified Financial Services		1.36%
MarketAxess Holdings Inc.	1,066	98,893

Real Estate Investment Trusts (REITs)		0.96%
QTS Realty Trust Inc.	1,900	69,255

Thrift & Mortgage Finance		0.65%
LendingTree Inc.**	600	47,166

Total Financials (Cost $623,496)		766,783

Health Care		28.15%
Biotechnology		10.35%
AMAG Pharmaceuticals Inc.**	1,170	80,800
Clovis Oncology Inc.**	934	82,080
Insmed Inc.**	3,485	85,104
Intrexon Corp.**	1,193	58,218
Novavax Inc.**	7,235	80,598
OvaScience Inc.**	2,207	63,849
PTC Therapeutics Inc.**	1,195	57,515
Receptos Inc.**	360	68,418
Sage Therapeutics Inc.**	1,290	94,170
T2 Biosystems Inc.**	4,922	79,884
		750,636

Health Care Equipment & Supplies		6.42%
Align Technology Inc.**	1,188	74,499
AtriCure Inc.**	4,103	101,098
Cardiovascular Systems Inc.**	1,694	44,806
Neovasc Inc. (Canada)**	6,615	45,247
Novadaq Technologies Inc. (Canada)**	4,365	52,860
Oxford Immunotec Global PLC (Great Britain)**	4,035	55,885
Veracyte Inc.**	8,188	91,214
		465,609

Health Care Providers & Services		5.12%
Acadia Healthcare Co. Inc.**	1,900	148,827
HealthEquity Inc.**	2,335	74,837
Team Health Holdings Inc.**	2,268	148,168
		371,832

Health Care Technology		0.61%
Veeva Systems Inc. - Class A**	1,590	44,568

Life Sciences Tools & Services		1.39%
Albany Molecular Research Inc.**	4,985	100,797

Pharmaceuticals		4.26%
Akorn Inc.**	2,315	101,073
BioDelivery Sciences International Inc.**	4,285	34,109
Catalent Inc.**	1,500	43,995
Cempra Inc.**	745	25,598
Intra-Cellular Therapies, Inc.**	1,600	51,120
Tetraphase Pharmaceuticals Inc.**	1,123	53,275
		309,170

Total Health Care (Cost $1,701,329)		2,042,612

Industrials		9.23%
Air Freight & Logistics		0.97%
HUB Group Inc. - Class A**	1,742	70,272

Building Products		1.69%
Lennox International Inc.	497	53,522
NCI Building Systems Inc.**	4,606	69,412
		122,934

Commercial Services & Supplies		0.73%
Ritchie Bros Auctioneers Inc. (Canada)	1,900	53,048

Machinery		3.63%
Commercial Vehicle Group Inc.**	12,161	87,681
Proto Labs Inc.**	1,593	107,495
Terex Corp.	2,935	68,239
		263,415

| p: 800.392.CORE (2673) | www.westcore.com

STATEMENTS OF INVESTMENTS

WESTCORE SMALL-CAP GROWTH FUND AS OF JUNE 30, 2015 (continued)
(UNAUDITED)

	Shares	Market Value
Road & Rail		2.21%
Heartland Express Inc.	3,702	$74,892
Saia Inc.**	2,166	85,102
		159,994

Total Industrials (Cost $705,148)		669,663

Information Technology		25.14%
Communications Equipment		2.89%
Arista Networks Inc.**	1,075	87,870
Infinera Corp.**	5,803	121,747
		209,617

Internet Software & Services		5.93%
Bazaarvoice Inc.**	6,815	40,140
Demandware Inc.**	1,035	73,568
Pandora Media Inc.**	6,026	93,644
Shutterstock Inc.**	1,522	89,250
WebMD Health Corp.**	1,166	51,630
Zillow Inc. - Class A**	948	82,230
		430,462

IT Services		2.06%
Virtusa Corp.**	2,909	149,523

Semiconductors & Semiconductor Equipment		6.42%
Cavium Inc.**	1,751	120,486
Inphi Corp.**	6,333	144,773
Monolithic Power Systems Inc.	2,282	115,720
Nanometrics Inc.**	3,393	54,695
Xcerra Corp.**	3,965	30,015
		465,689

Software		7.84%
Globant SA (Luxembourg)**	1,939	59,004
Guidewire Software Inc.**	2,233	118,193
Proofpoint Inc.**	1,369	87,164
Take-Two Interactive Software Inc.**	2,930	80,780
Ultimate Software Group Inc.**	685	112,573
Varonis Systems Inc.**	1,460	32,251
Zendesk Inc.**	3,569	79,268
		569,233

Total Information Technology (Cost $1,595,917)		1,824,524

Materials		1.95%
Chemicals		1.95%
PolyOne Corp.	3,618	141,717

Total Materials (Cost $131,961)		141,717

Telecommunication Services		0.77%
Wireless Telecommunication Services		0.77%
RingCentral Inc. - Class A**	3,020	55,840

Total Telecommunication Services (Cost $58,142)		55,840

Total Common Stocks (Cost $6,541,784)		7,162,121

MONEY MARKET MUTUAL FUNDS		2.18%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	158,283	158,283

Total Money Market Mutual Funds (Cost $158,283)		158,283

Total Investments (Cost $6,700,067)	100.88%	7,320,404

Liabilities in Excess of Other Assets	(0.88%)	(64,125)

Net Assets	100.00%	$7,256,279

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

**	Non-income producing security.

See Notes to Financial Statements.

| 2015 Semi-Annual Report

STATEMENTS OF INVESTMENTS
WESTCORE BLUE CHIP DIVIDEND FUND AS OF JUNE 30, 2015
(UNAUDITED)

	Shares	Market Value
COMMON STOCKS		99.60%
Consumer Discretionary		13.75%
Hotels Restaurants & Leisure		7.00%
McDonald’s Corp.	16,760	$1,593,373
Sodexo (France)	16,492	1,566,130
		3,159,503

Leisure Equipment & Products		3.31%
Mattel Inc.	58,210	1,495,415

Multiline Retail		3.44%
Target Corp.	19,000	1,550,970

Total Consumer Discretionary (Cost $6,299,294)		6,205,888

Consumer Staples		16.85%
Food & Staples Retailing		3.11%
Wal-Mart Stores Inc.	19,790	1,403,705

Food Products		6.79%
General Mills Inc.	27,480	1,531,186
Nestle SA ADR (Switzerland)	21,220	1,531,235
		3,062,421

Household Products		3.55%
Kimberly-Clark Corp.	15,100	1,600,147

Tobacco		3.40%
British American Tobacco PLC ADR (United Kingdom)	14,180	1,534,985

Total Consumer Staples (Cost $6,899,416)		7,601,258

Energy		9.85%
Oil Gas & Consumable Fuels		9.85%
Occidental Petroleum Corp.	19,690	1,531,291
Royal Dutch Shell PLC ADR (Netherlands)	24,320	1,394,752
Total SA ADR (France)	30,870	1,517,878
		4,443,921

Total Energy (Cost $4,210,764)		4,443,921

Financials		6.75%
Commercial Banks		3.33%
US Bancorp	34,640	1,503,376

Insurance		3.42%
Allianz SE (Germany)	9,900	1,541,872

Total Financials (Cost $2,978,155)		3,045,248

Health Care		17.00%
Health Care Equipment & Supplies		3.33%
Baxter International Inc.	21,480	1,502,096

Pharmaceuticals		13.67%
AbbVie Inc.	22,990	1,544,698
Novartis AG ADR (Switzerland)	16,190	1,592,125
Pfizer Inc.	45,502	1,525,682
Roche Holding AG ADR (Switzerland)	42,960	1,506,607
		6,169,112

Total Health Care (Cost $5,281,633)		7,671,208

Industrials		6.10%
Aerospace & Defense		6.10%
Cobham PLC (United Kingdom)	314,900	1,301,289
Raytheon Co.	15,190	1,453,379
		2,754,668

Total Industrials (Cost $2,282,574)		2,754,668

Information Technology		16.56%
Communications Equipment		3.18%
QUALCOMM Inc.	22,900	1,434,227

IT Services		3.38%
Computershare Ltd. (Australia)	168,800	1,525,083

Semiconductors & Semiconductor Equipment		3.38%
Xilinx Inc.	34,500	1,523,520

Software		6.62%
Microsoft Corp.	33,920	1,497,568
The Sage Group PLC (United Kingdom)	185,100	1,490,547
		2,988,115

Total Information Technology (Cost $6,938,336)		7,470,945

Materials		3.45%
Chemicals		3.45%
Koninklijke DSM NV (Netherlands)	26,819	1,554,758

Total Materials (Cost $1,829,223)		1,554,758

Telecommunication Services		3.35%
Diversified Telecommunication Services		3.35%
BT Group PLC (United Kingdom)	213,800	1,512,371

Total Telecommunication Services (Cost $1,505,169)		1,512,371

Utilities		5.94%
Electric Utilities		3.18%
Edison International	25,800	1,433,964

Multi-Utilities		2.76%
Canadian Utilities Ltd. - Class A (Canada)	43,360	1,248,726

Total Utilities (Cost $3,049,968)		2,682,690

Total Common Stocks (Cost $41,274,532)		44,942,955

MONEY MARKET MUTUAL FUNDS		0.26%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	119,281	119,281

Total Money Market Mutual Funds (Cost $119,281)		119,281

Total Investments (Cost $41,393,813)	99.86%	45,062,236

Other Assets in Excess of Liabilities	0.14%	61,587

Net Assets	100.00%	$45,123,823

| p: 800.392.CORE (2673) | www.westcore.com

STATEMENTS OF INVESTMENTS
WESTCORE BLUE CHIP DIVIDEND FUND AS OF JUNE 30, 2015 (continued)
(UNAUDITED)

Westcore Blue Chip Dividend Fund Country Breakdown as of June 30, 2015 (Unaudited)
Country	Market Value	%
United States	$24,243,878	53.72%
United Kingdom	5,839,192	12.93%
Switzerland	4,629,967	10.27%
France	3,084,008	6.84%
Netherlands	2,949,510	6.54%
Germany	1,541,872	3.42%
Australia	1,525,083	3.38%
Canada	1,248,726	2.76%
Total Investments	45,062,236	99.86%
Other Assets in Excess of Liabilities	61,587	0.14%
Net Assets	$45,123,823	100.00%
Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.
See Notes to Financial Statements.

| 2015 Semi-Annual Report

STATEMENTS OF INVESTMENTS
WESTCORE MID-CAP VALUE DIVIDEND FUND AS OF JUNE 30, 2015
(UNAUDITED)

	Shares	Market Value
COMMON STOCKS		98.80%
Basic Materials		8.53%
Chemicals		2.69%
Compass Minerals International Inc	8,645	$710,100
Eastman Chemical Co	9,135	747,426
		1,457,526

Forestry & Paper		5.84%
Avery Dennison Corp	9,725	592,641
International Paper Co	19,745	939,665
Rock-Tenn Co - Class A	27,100	1,631,420
		3,163,726

Total Basic Materials (Cost $3,645,547)		4,621,252

Capital Goods		5.73%
Aerospace / Defense Suppliers		1.41%
CAE Inc (Canada)	64,145	765,250

Engineering & Construction		1.10%
EMCOR Group Inc	12,475	595,931

Industrial Products		1.98%
Parker Hannifin Corp	4,325	503,127
Regal Beloit Corp	7,855	570,195
		1,073,322

Transportation Equipment & Parts		1.24%
Oshkosh Corp	15,815	670,239

Total Capital Goods (Cost $3,302,271)		3,104,742

Commercial Services		1.77%
Business Products & Services		1.77%
Xerox Corp	90,056	958,196

Total Commercial Services (Cost $840,521)		958,196

Consumer Cyclicals		11.30%
Consumer Durables		1.90%
Whirlpool Corp	5,940	1,027,917

Department Stores		1.44%
Nordstrom Inc	10,510	782,995

Motor Vehicle Parts		3.59%
Delphi Automotive PLC (United Kingdom)	8,350	710,502
Goodyear Tire & Rubber Co	41,055	1,237,808
		1,948,310

Publishing & Media		2.66%
Cinemark Holdings Inc	12,970	521,005
Scripps Networks Interactive Inc - Class A	14,045	918,121
		1,439,126

Specialty Retail		1.71%
GameStop Corp - Class A	21,610	928,366

Total Consumer Cyclicals (Cost $5,301,726)		6,126,714

Consumer Staples		5.17%
Beverages: Non-Alcoholic		0.98%
Dr Pepper Snapple Group Inc	7,270	529,983

Food & Agricultural Products		4.19%
Ingredion Inc	14,240	1,136,494
Tyson Foods Inc - Class A	26,670	1,136,942
		2,273,436

Total Consumer Staples (Cost $1,725,071)		2,803,419

Energy		1.85%
Exploration & Production		1.85%
Cimarex Energy Co	4,910	541,622
Range Resources Corp	9,330	460,716
		1,002,338

Total Energy (Cost $1,137,548)		1,002,338

Interest Rate Sensitive		22.40%
Life & Health Insurance		4.26%
CNO Financial Group Inc	49,510	908,508
UNUM Group	39,245	1,403,009
		2,311,517

Other Banks		4.05%
BOK Financial Corp	11,985	833,916
FirstMerit Corp	30,845	642,502
PacWest Bancorp	15,420	721,039
		2,197,457

Property Casualty Insurance		6.91%
American Financial Group Inc/OH	10,710	696,578
Endurance Specialty Holdings Ltd (Bermuda)	9,035	593,600
Validus Holdings Ltd (Bermuda)	28,095	1,235,899
WR Berkley Corp	23,475	1,219,057
		3,745,134

Regional Banks		5.63%
Fifth Third Bancorp	54,320	1,130,942
M&T Bank Corp	6,580	822,039
Zions Bancorporation	34,575	1,097,238
		3,050,219

Securities & Asset Management		1.55%
The NASDAQ OMX Group Inc	17,190	839,044

Total Interest Rate Sensitive (Cost $10,327,493)		12,143,371

Medical / Healthcare		12.05%
Healthcare Services		9.42%
AmerisourceBergen Corp	16,355	1,739,191
Cardinal Health Inc	11,985	1,002,545
Omnicare Inc	5,991	564,652
Patterson Cos Inc	11,495	559,232
Universal Health Services Inc - Class B	8,711	1,237,833
		5,103,453

Medical Products & Supplies		1.21%
West Pharmaceutical Services Inc	11,295	656,014

Pharmaceuticals		1.42%
Grifols SA ADR (Spain)	24,850	769,604

Total Medical / Healthcare (Cost $3,984,553)		6,529,071

REITs		9.60%
Diversified And Specialty REITs		2.04%
Weyerhaeuser Co	35,065	1,104,548

Health Care REIT’s		2.06%
Ventas Inc	18,000	1,117,620

Multi-Family		1.48%
American Campus Communities Inc	21,315	803,362

Office		2.50%
Alexandria Real Estate Equities Inc	7,465	652,889
Corporate Office Properties Trust	29,765	700,668
		1,353,557

Retail		1.52%
Taubman Centers Inc	11,885	826,007

Total REITs (Cost $5,140,367)		5,205,094

| p: 800.392.CORE (2673) | www.westcore.com

STATEMENTS OF INVESTMENTS
WESTCORE MID-CAP VALUE DIVIDEND FUND AS OF JUNE 30, 2015 (continued)
(UNAUDITED)

	Shares	Market Value
Technology		10.08%
Cable/Satellite/Telcosvcs		1.01%
TELUS Corp (Canada)	15,910	$547,940

Computer Software		2.27%
CA Inc.	23,180	678,942
National Instruments Corp	18,760	552,670
		1,231,612

Peripherals		1.69%
Western Digital Corp	11,690	916,730

Semiconductors		1.71%
Xilinx Inc	20,925	924,048

Telecomm Equipment & Solutions		3.40%
NetApp Inc	27,995	883,522
Plantronics Inc	16,995	956,989
		1,840,511

Total Technology (Cost $5,385,201)		5,460,841

Transportation		1.65%
Trucking, Shipping, Air Freight		1.65%
Con-way Inc	23,375	896,899

Total Transportation (Cost $972,557)		896,899

Utilities		8.67%
Integrated Gas and Electric		3.96%
PG&E Corp	20,725	1,017,597
Xcel Energy Inc	35,065	1,128,392
		2,145,989

Regulated Electric		2.51%
Edison International	24,455	1,359,209

Water Utilities		2.20%
American Water Works Co Inc	24,505	1,191,678

Total Utilities (Cost $4,320,023)		4,696,876

Total Common Stocks (Cost $46,082,878)		53,548,813

MONEY MARKET MUTUAL FUNDS		2.13%
Bank of New York Cash Reserve (7 Day Yield 0.050%)	3,107	3,107
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	1,153,637	1,153,637

Total Money Market Mutual Funds (Cost $1,156,744)		1,156,744

Total Investments (Cost $47,239,622)	100.93%	54,705,557

Liabilities in Excess of Other Assets	(0.93%)	(505,482)

Net Assets	100.00%	$54,200,075
Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.
See Notes to Financial Statements.

| 2015 Semi-Annual Report

STATEMENTS OF INVESTMENTS

WESTCORE SMALL-CAP VALUE DIVIDEND FUND AS OF JUNE 30, 2015 (UNAUDITED)

	Shares	Market Value
COMMON STOCKS		97.92%
Basic Materials		3.87%
Chemicals		1.99%
Compass Minerals International Inc.	69,310	$5,693,124

Forestry & Paper		1.88%
KapStone Paper and Packaging Corp	232,295	5,370,660

Total Basic Materials (Cost $11,934,909)		11,063,784

Capital Goods		6.81%
Aerospace / Defense Suppliers		3.43%
Cubic Corp	130,593	6,213,615
Curtiss-Wright Corp	49,776	3,605,773
		9,819,388

Electrical Equipment		1.27%
Watts Water Technologies Inc - Class A	69,690	3,613,427

Industrial Products		2.11%
Hyster-Yale Materials Handling Inc	44,910	3,111,365
Regal Beloit Corp	40,265	2,922,836
		6,034,201

Total Capital Goods (Cost $18,184,732)		19,467,016

Commercial Services		4.92%
Business Products & Services		2.84%
ABM Industries Inc	96,235	3,163,245
G&K Services Inc - Class A	71,900	4,971,166
		8,134,411

IT Services		2.08%
ManTech International Corp - Class A	107,300	3,111,700
MAXIMUS Inc	43,140	2,835,592
		5,947,292

Total Commercial Services (Cost $11,283,346)		14,081,703

Consumer Cyclicals		14.79%
Clothing & Accessories		5.81%
Abercrombie & Fitch Co - Class A	273,225	5,877,070
The Buckle Inc	124,335	5,690,813
Caleres Inc	159,290	5,062,236
		16,630,119

Consumer Durables		2.09%
Steelcase Inc - Class A	316,365	5,982,462

General Merchandise		2.23%
Big Lots Inc	141,500	6,366,085

Hard Goods Retail		0.96%
Rent-A-Center Inc	97,041	2,751,112

Motor Vehicle Parts		0.95%
Standard Motor Products Inc.	77,030	2,705,293

Publishing & Media		1.49%
AMC Entertainment Holdings Inc - Class A	138,935	4,262,526

Recreation & Leisure		1.26%
Thor Industries Inc	64,160	3,610,925

Total Consumer Cyclicals (Cost $37,173,698)		37,246,286

Consumer Staples		6.94%
Food & Agricultural Products		3.48%
Dean Foods Co	616,135	9,962,903

Grocery & Convenience		1.67%
Casey’s General Stores Inc	49,775	4,765,459

Tobacco		1.79%
Schweitzer-Mauduit International Inc.	128,315	5,117,202

Total Consumer Staples (Cost $15,475,116)		19,845,564

Energy		2.56%
Oil Services		2.56%
Bristow Group Inc	84,070	4,480,931
RPC Inc	205,800	2,846,214
		7,327,145

Total Energy (Cost $7,400,812)		7,327,145

Interest Rate Sensitive		27.18%
Other Banks		11.58%
Bank of the Ozarks Inc	33,818	1,547,174
Community Bank System Inc	62,390	2,356,470
First Midwest Bancorp Inc	168,135	3,189,521
FirstMerit Corp	236,720	4,930,878
Hancock Holding Co	94,025	3,000,338
United Community Banks Inc	205,305	4,284,715
Valley National Bancorp	609,500	6,283,945
Westamerica Bancorp	83,625	4,235,606
Wintrust Financial Corp	61,722	3,294,720
		33,123,367

Property Casualty Insurance		4.90%
Argo Group International Holdings Ltd (Bermuda)	91,500	5,096,550
Endurance Specialty Holdings Ltd (Bermuda)	67,475	4,433,107
The Hanover Insurance Group Inc	60,585	4,485,108
		14,014,765

Regional Banks		1.79%
First Horizon National Corp	327,425	5,130,750

Securities & Asset Management		2.59%
Greenhill & Co Inc	179,200	7,406,336

Specialty Finance		1.60%
Cash America International Inc	174,775	4,577,357

Thrifts		4.72%
IBERIABANK Corp	81,855	5,584,967
Northwest Bancshares Inc.	232,295	2,978,022
Webster Financial Corp	124,995	4,943,552
		13,506,541

Total Interest Rate Sensitive (Cost $64,004,271)		77,759,116

Medical / Healthcare		5.00%
Medical Products & Supplies		2.12%
West Pharmaceutical Services Inc	104,202	6,052,052

Medical Technology		1.26%
Bio-Techne Corp	36,725	3,616,311

Pharmaceuticals		1.62%
Phibro Animal Health Corp - Class A	118,824	4,627,006
Total Medical / Healthcare (Cost $8,390,915)		14,295,369

REITs		10.66%
Diversified And Specialty Reits		1.80%
The GEO Group Inc	150,879	5,154,027

| p: 800.392.CORE (2673) | www.westcore.com

STATEMENTS OF INVESTMENTS

WESTCORE SMALL-CAP VALUE DIVIDEND FUND AS OF JUNE 30, 2015 (continued) (UNAUDITED)

	Shares	Market Value
Diversified And Specialty REITs		2.35%
CyrusOne, Inc	139,375	$4,104,594
DuPont Fabros Technology Inc	89,335	2,630,916
		6,735,510

Office		5.05%
Corporate Office Properties Trust	150,440	3,541,358
Education Realty Trust Inc	137,521	4,312,658
Gramercy Property Trust Inc	101,765	2,378,248
Mack-Cali Realty Corp	227,870	4,199,644
		14,431,908

Retail		1.46%
CBL & Associates Properties Inc	257,735	4,175,307

Total REITs (Cost $32,748,480)		30,496,752

Technology		7.28%
Computer Software		4.51%
Mentor Graphics Corp	148,225	3,917,587
National Instruments Corp	95,130	2,802,530
NICE Systems Ltd ADR (Israel)	97,345	6,190,168
		12,910,285

Telecomm Equipment & Solutions		2.77%
j2 Global Inc	65,264	4,434,036
Plantronics Inc	62,058	3,494,486
		7,928,522

Total Technology (Cost $14,534,547)		20,838,807

Transportation		1.77%
Trucking, Shipping, Air Freight		1.77%
Con-way Inc	132,075	5,067,718

Total Transportation (Cost $5,612,709)		5,067,718

Utilities		6.14%
Regulated Electric		2.55%
El Paso Electric Co	128,315	4,447,398
Portland General Electric Co	86,280	2,861,045
		7,308,443

Regulated Gas		3.59%
Laclede Group Inc/The	115,705	6,023,602
WGL Holdings Inc	78,180	4,244,392
		10,267,994

Total Utilities (Cost $15,703,301)		17,576,437

Total Common Stocks (Cost $245,127,632)		280,127,933

MONEY MARKET MUTUAL FUNDS		1.23%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	3,509,130	3,509,130

Total Money Market Mutual Funds (Cost $3,509,130)		3,509,130

Total Investments (Cost $248,636,762)	99.15%	283,637,063

Other Assets in Excess of Liabilities	0.85%	2,433,477

Net Assets	100.00%	$286,070,540

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.

| 2015 Semi-Annual Report

STATEMENTS OF INVESTMENTS

WESTCORE MICRO-CAP OPPORTUNITY FUND AS OF JUNE 30, 2015
(UNAUDITED)

	Shares	Market Value
COMMON STOCKS		98.20%
Basic Materials		4.80%
Chemicals		0.62%
KMG Chemicals Inc	7,223	$183,753

Forestry & Paper		0.81%
Neenah Paper Inc	1,731	102,060
Xerium Technologies Inc**	7,603	138,374
		240,434

Non-Ferrous Metals		1.16%
Insteel Industries Inc	7,624	142,569
Nevsun Resources Ltd (Canada)	53,219	200,636
		343,205

Other Materials (Rubber & Plastic)		0.31%
US Concrete Inc**	2,387	90,443

Precious Metals		1.02%
Fortuna Silver Mines Inc (Canada)**	22,122	80,967
Richmont Mines Inc (Canada)**	45,660	144,742
Silver Standard Resources Inc (Canada)**	11,903	74,751
		300,460

Steel		0.88%
Handy & Harman Ltd**	5,255	182,086
Mesabi Trust	5,669	77,098
		259,184

Total Basic Materials (Cost $1,135,268)		1,417,479

Capital Goods		2.58%
Engineering & Construction		0.86%
Argan Inc	6,253	252,183

Industrial Products		0.56%
Lydall Inc**	5,599	165,506

Machinery		1.16%
Douglas Dynamics Inc	11,274	242,166
Kadant Inc	2,145	101,244
		343,410

Total Capital Goods (Cost $543,040)		761,099

Commercial Services		6.82%
Business Products & Services		4.03%
Asta Funding Inc**	20,009	167,676
CBIZ Inc**	8,277	79,790
CDI Corp	8,991	116,883
Monster Worldwide Inc**	12,368	80,887
Omnicell Inc**	3,292	124,141
PRGX Global Inc**	20,915	91,817
Quad Graphics Inc	8,032	148,672
RPX Corp**	15,158	256,170
VSE Corp	2,311	123,662
		1,189,698

Distributors & Wholesalers		0.60%
Central Garden & Pet Co - Class A**	15,463	176,433

IT Services		2.19%
Higher One Holdings Inc**	50,893	152,170
ManTech International Corp/VA - Class A	7,461	216,369
Net 1 UEPS Technologies Inc (South Africa)**	15,258	278,916
		647,455

Total Commercial Services (Cost $1,696,415)		2,013,586

Consumer Cyclical		7.14%
Apparel & Footwear Mfg		0.71%
Unifi Inc**	6,235	208,873

Clothing & Accessories		1.36%
Citi Trends Inc**	9,323	225,617
Perry Ellis International Inc**	7,402	175,945
		401,562

Consumer Durables		1.48%
Bassett Furniture Industries Inc	5,314	150,971
Skullcandy Inc**	15,820	121,339
ZAGG Inc**	20,785	164,617
		436,927

Hard Goods Retail		0.45%
Haverty Furniture Co Inc	6,099	131,861

Publishing & Media		0.77%
Entravision Communications Corp - Class A	27,492	226,259

Recreation & Leisure		2.37%
RCI Hopitality Holdings Inc.**	15,548	185,021
Reading International Inc - Class A**	13,135	181,920
Smith & Wesson Holding Corp**	8,811	146,174
Viad Corp	2,748	74,498
Winnebago Industries Inc	4,779	112,737
		700,350

Total Consumer Cyclical (Cost $1,797,411)		2,105,832

Consumer Staples		5.68%
Consumer Products		0.31%
Natural Health Trends Corp	2,242	92,953

Food & Agricultural Products		0.73%
John B Sanfilippo & Son Inc	1,445	74,995
Omega Protein Corp**	10,272	141,240
		216,235

Grocery & Convenience		0.55%
Ingles Markets Inc - Class A	3,389	161,893

Restaurants		2.18%
Denny’s Corp**	23,066	267,796
Red Robin Gourmet Burgers Inc**	1,991	170,868
Ruth’s Hospitality Group Inc	12,705	204,804
		643,468

Specialty Retail		1.91%
1-800-Flowers.com Inc - Class A**	21,200	221,752
Build-A-Bear Workshop Inc**	4,437	70,948
CSS Industries Inc	3,977	120,304
Overstock.com Inc**	6,618	149,170
		562,174

Total Consumer Staples (Cost $1,141,634)		1,676,723

Energy		4.70%
Alternative Energy		0.87%
Clean Energy Fuels Corp**	20,468	115,030
Pacific Ethanol Inc**	13,841	142,839
		257,869

Coal		0.76%
Hallador Energy Co	14,328	119,496
Westmoreland Coal Co**	5,007	104,045
		223,541

| p: 800.392.CORE (2673) | www.westcore.com

STATEMENTS OF INVESTMENTS

WESTCORE MICRO-CAP OPPORTUNITY FUND AS OF JUNE 30, 2015 (continued)
(UNAUDITED)

	Shares	Market Value
Exploration & Production		1.37%
Callon Petroleum Co**	10,185	$84,739
Panhandle Oil and Gas Inc - Class A	4,447	92,008
Ring Energy Inc**	6,184	69,199
TransGlobe Energy Corp	39,631	158,128
		404,074

Oil Services		0.77%
Layne Christensen Co**	11,725	104,939
Matrix Service Co**	6,618	120,977
		225,916

Refining & Marketing		0.93%
REX American Resources Corp.**	4,303	273,843

Total Energy (Cost $1,197,260)		1,385,243

Interest Rate Sensitive		24.45%
Life & Health Insurance		0.61%
National Western Life Insurance Co - Class A	752	180,096

Other Banks		10.38%
American National Bankshares Inc	6,472	154,098
BankFinancial Corp	14,900	175,522
Banner Corp	4,759	228,099
Cape Bancorp Inc	21,467	203,078
Central Pacific Financial Corp	7,981	189,549
Enterprise Financial Services Corp	8,901	202,676
First Bancorp/Southern Pines NC	11,501	191,837
First Busey Corp	28,069	184,413
First Community Bancshares Inc	15,196	276,871
First Financial Corp/IN	6,951	248,568
First Merchants Corp	9,347	230,871
Flagstar Bancorp Inc**	15,098	279,011
Macatawa Bank Corp.	35,665	189,024
Mercantile Bank Corp	4,858	104,010
MidSouth Bancorp Inc	6,799	103,753
Peoples Bancorp Inc/OH	4,407	102,859
		3,064,239

Property Casualty Insurance		2.24%
EMC Insurance Group Inc	4,563	114,395
Federated National Holding Co - Class C	4,259	103,068
HCI Group Inc	2,592	114,592
United Fire Group Inc	2,951	96,675
Universal Insurance Holdings Inc	9,566	231,497
		660,227

Regional Banks		0.56%
Sterling Bancorp/DE	11,332	166,580

Securities & Asset Management		3.81%
Capital Southwest Corp	4,588	229,079
Cowen Group Inc**	39,711	254,150
Diamond Hill Investment Group Inc.	1,154	230,408
INTL. FCStone Inc**	2,246	74,657
MCG Capital Corp**	54,045	246,445
Pzena Investment Management Inc - Class A	8,006	88,466
		1,123,205

Specialty Finance		0.55%
Federal Agricultural Mortgage Corp - Class C	5,545	161,138

Thrifts		6.30%
Arbor Realty Trust Inc	34,900	235,924
ESSA Bancorp Inc	20,209	259,888
First Defiance Financial Corp	6,796	255,054
Great Southern Bancorp Inc	4,045	170,456
New York Mortgage Trust Inc	23,770	177,800
Provident Financial Holdings Inc	13,223	221,353
United Community Financial Corp/OH	34,000	181,900
Waterstone Financial Inc	19,440	256,608
Westfield Financial Inc	13,594	99,372
		1,858,355

Total Interest Rate Sensitive (Cost $6,165,178)		7,213,840

Medical / Healthcare		22.98%
Healthcare Services		5.09%
Addus HomeCare Corp**	5,088	141,752
Albany Molecular Research Inc**	7,671	155,108
Capital Senior Living Corp**	4,873	119,389
Ensign Group Inc	4,187	213,788
InfuSystems Holdings Inc**	58,585	186,886
LHC Group Inc**	7,672	293,454
RadNet Inc.**	19,658	131,512
Triple-S Management Corp - Class B (Puerto Rico)**	5,331	136,793
Universal American Corp**	12,102	122,472
		1,501,154

Medical Products & Supplies		3.22%
Anika Therapeutics Inc**	4,516	149,163
Atrion Corp	679	266,379
CryoLife Inc	14,212	160,311
Kewaunee Scientific Corp	7,720	126,917
Novadaq Technologies Inc (Canada)**	11,321	137,097
Synergetics USA Inc**	23,741	111,583
		951,450

Medical Technology		2.57%
Affymetrix Inc**	17,281	188,709
Cynosure Inc - Class A**	4,145	159,914
Merge Healthcare Inc**	35,798	171,830
RTI Surgical Inc**	36,822	237,870
		758,323

Pharmaceuticals		12.10%
Advaxis, Inc**	3,612	73,432
Agenus Inc**	9,167	79,111
BioCryst Pharmaceuticals Inc**	7,586	113,259
BioSpecifics Technologies Corp**	5,009	258,464
Cytokinetics Inc**	15,478	104,012
Emergent Biosolutions Inc**	8,058	265,511
Exelixis Inc.**	27,470	103,287
Fortress Biotech Inc**	49,391	165,954
Geron Corp**	35,399	151,508
Harvard Bioscience Inc**	31,233	178,028
IGI Laboratories Inc**	18,109	114,087
Inovio Pharmaceuticals Inc**	11,646	95,031
Northwest Biotherapeutics Inc**	9,209	91,445
Nymox Pharmaceutical Corp (Canada)**	44,369	59,011
Orexigen Therapeutics Inc**	29,414	145,599
Pozen Inc**	19,914	205,313
Progenics Pharmaceuticals Inc**	25,599	190,969
Sangamo BioSciences Inc**	14,807	164,210
SciClone Pharmaceuticals Inc**	31,463	308,967
Sorrento Theraputics**	4,947	87,166
Spectrum Pharmaceuticals Inc**	38,468	263,121
Synergy Pharmaceuticals Inc**	9,428	78,252

| 2015 Semi-Annual Report

STATEMENTS OF INVESTMENTS

WESTCORE MICRO-CAP OPPORTUNITY FUND AS OF JUNE 30, 2015 (continued)
(UNAUDITED)

	Shares	Market Value
TG Therapeutics Inc.**	5,823	$96,604
TrovaGene Inc**	8,005	81,251
ZIOPHARM Oncology Inc**	8,146	97,752
		3,571,344

Total Medical / Healthcare (Cost $5,591,473)		6,782,271

REITs		3.07%
Diversified & Specialty Reits		1.41%
Cedar Realty Trust Inc	29,582	189,325
Getty Realty Corp	13,912	227,600
		416,925

Healthcare		0.45%
Universal Health Realty Income Trust	2,821	131,064

Office		0.43%
First Potomac Realty Trust	12,346	127,164

Retail		0.78%
Agree Realty Corp	7,855	229,130

Total REITs (Cost $1,006,531)		904,283

Technology		14.34%
Cable/Satellite/Telcosvcs		2.24%
FairPoint Communications Inc**	4,649	84,705
General Communication Inc - Class A**	10,222	173,876
IDT Corp - Class B	7,076	127,934
Inteliquent	8,006	147,311
Spok Holdings Inc	7,588	127,782
		661,608

Computer Software		5.78%
Dice Holdings Inc**	24,155	214,738
DTS Inc**	6,975	212,668
EnerNOC Inc**	8,690	84,293
ePlus Inc**	1,818	139,350
Evolving Systems Inc	13,733	123,047
IntraLinks Holdings Inc**	17,028	202,803
Lionbridge Technologies Inc**	19,658	121,290
Mind CTI Ltd (Israel)	44,528	115,773
REIS Inc	7,901	175,244
TeleCommunication Systems Inc - Class A**	21,930	72,588
VASCO Data Security International Inc.**	8,051	243,060
		1,704,854

Electronic Equipment		1.96%
Allied Motion Technologies Inc	2,664	59,833
Bel Fuse Inc - Class B	6,321	129,707
CalAmp Corp**	5,102	93,163
Checkpoint Systems Inc	10,823	110,178
LRAD Corp**	14,863	29,577
Methode Electronics Inc	5,651	155,120
		577,578

Networking		1.66%
Ituran Location and Control Ltd (Israel)	9,309	231,235
ShoreTel Inc**	17,438	118,230
Silicom Ltd (Israel)	3,853	141,983
		491,448

PC’s and Servers		0.50%
Quantum Corp**	87,253	146,585

Peripherals		0.35%
Planar Systems Inc**	23,489	102,412

Semiconductor Cap Equipment		1.42%
Cascade Microtech Inc**	12,925	196,783
Cohu Inc	16,871	223,204
		419,987

Semiconductors		0.43%
Pericom Semiconductor Corp	9,732	127,976

Total Technology (Cost $3,794,379)		4,232,448

Transportation		1.07%
Trucking, Shipping, Air Freight		1.07%
Global Ship Lease Inc - Class A (United Kingdom)	22,312	129,187
PAM Transportation Services Inc.**	3,224	187,153
		316,340

Total Transportation (Cost $292,984)		316,340

Utilities		0.57%
Gas Utilities		0.57%
Chesapeake Utilities Corp	3,141	169,143

Total Utilities (Cost $108,093)		169,143

Total Common Stocks (Cost $24,469,666)		28,978,287

MONEY MARKET MUTUAL FUNDS		1.12%
Bank of New York Cash Reserve (7 Day Yield 0.050%)	1,684	1,684
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	329,589	329,589

Total Money Market Mutual Funds (Cost $331,273)		331,273

Total Investments (Cost $24,800,939)	99.32%	29,309,560

Other Assets in Excess of Liabilities	0.68%	200,936

Net Assets	100.00%	$29,510,496

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

**	Non-income producing security.

See Notes to Financial Statements.

| p: 800.392.CORE (2673) | www.westcore.com

STATEMENTS OF INVESTMENTS

WESTCORE INTERNATIONAL SMALL-CAP FUND AS OF JUNE 30, 2015 (UNAUDITED)

	Shares	Market Value
COMMON STOCKS		98.40%
Consumer Discretionary		33.59%
Diversified Consumer Services		1.96%
Slater & Gordon Ltd. (Australia)	1,928,176	$5,296,157
Hotels Restaurants & Leisure		8.61%
ARCLAND SERVICE Co. Ltd. (Japan)	142,770	6,101,133
Domino’s Pizza Group PLC (United Kingdom)	385,100	4,701,536
MTY Food Group Inc. (Canada)	227,862	6,042,265
REXLot Holdings Ltd. (Hong Kong)(1)	120,437,758	6,370,272
		23,215,206

Household Durables		1.74%
Haier Electronics Group Co. Ltd. (Hong Kong)	1,737,635	4,685,072

Internet & Catalog Retail		2.76%
Webjet Ltd. (Australia)	3,230,823	7,453,299

Media		11.95%
CTS Eventim AG (Germany)	96,645	3,523,792
ITE Group PLC (United Kingdom)	2,596,964	6,977,620
Pico Far East Holdings Ltd. (Hong Kong)	21,007,465	6,721,044
REA Group Ltd. (Australia)	135,300	4,093,161

Rightmove PLC (United Kingdom)	211,458	10,887,943
		32,203,560

Multiline Retail		2.94%
Woolworths Holdings Ltd. (South Africa)	978,162	7,927,566

Textiles Apparel & Luxury Goods		3.63%
Burberry Group PLC (United Kingdom)	267,852	6,611,749
Xtep International Holdings Ltd. (China)	8,636,172	3,164,106
		9,775,855

Total Consumer Discretionary (Cost $87,426,241)		90,556,715
Consumer Staples		2.73%
Food & Staples Retailing		2.73%
Tsuruha Holdings Inc. (Japan)	94,636	7,369,213

Total Consumer Staples (Cost $3,641,282)		7,369,213

Energy		1.44%
Energy Equipment & Services		1.44%
TGS Nopec Geophysical Co. ASA (Norway)	165,790	3,871,736

Total Energy (Cost $3,964,438)		3,871,736

Financials		16.88%
Capital Markets		6.45%
Azimut Holding S.p.A. (Italy)	355,906	10,411,562
CETIP SA - Mercados Organizados (Brazil)	636,969	6,986,151
		17,397,713

Diversified Financial Services		2.24%
OzForex Group Ltd. (Australia)	3,527,700	6,042,390

Insurance		3.87%
Admiral Group PLC (United Kingdom)	478,233	10,422,245

Real Estate Management & Development		2.51%
Japan Property Management Center Co. Ltd. (Japan)	480,576	6,769,727

Thrifts & Mortgage Finance		1.81%
Home Capital Group Inc. (Canada)	140,452	4,866,904

Total Financials (Cost $35,796,070)		45,498,979

Health Care		4.07%
Pharmaceuticals		4.07%
China Medical System Holdings Ltd. (China)	4,507,294	6,314,765
Sino Biopharmaceutical Ltd. (Hong Kong)	4,020,985	4,668,597
		10,983,362

Total Health Care (Cost $5,216,088)		10,983,362

Industrials		19.77%
Building Products		2.11%
Caesarstone Sdot-Yam Ltd. (Israel)	83,000	5,688,820

Commercial Services & Supplies		8.56%
Credit Corp. Group Ltd. (Australia)	1,723,892	16,186,942
Mears Group PLC (United Kingdom)	903,276	5,971,588
Prestige International Inc. (Japan)	118,384	908,302
		23,066,832

Construction & Engineering		2.66%
Decmil Group Ltd. (Australia)	8,001,423	7,161,259

Machinery		1.34%
Rotork PLC (United Kingdom)	986,890	3,606,814

Professional Services		1.41%
Nihon M&A Center Inc. (Japan)	92,487	3,816,312

Trading Companies & Distributors		3.68%
Diploma PLC (United Kingdom)	782,594	9,935,578

Total Industrials (Cost $43,396,581)		53,275,615

Information Technology		19.92%
Electronic Equipment Instruments & Components		4.42%
PAX Global Technology Ltd. (Hong Kong)**	8,299,529	11,906,104

Internet Software & Services		3.56%
Kakaku.com Inc. (Japan)	337,330	4,884,167
SMS Co. Ltd. (Japan)	356,482	4,709,984
		9,594,151

IT Services		5.33%
CANCOM SE (Germany)	316,311	11,388,495
KGInicis Co. Ltd. (South Korea)	145,274	2,975,939
		14,364,434

Software		6.61%
Magic Software Enterprises Ltd. (Israel)	1,702,073	11,335,806
Totvs S.A. (Brazil)	518,366	6,500,624
		17,836,430

| 2015 Semi-Annual Report

STATEMENTS OF INVESTMENTS

WESTCORE INTERNATIONAL SMALL-CAP FUND AS OF JUNE 30, 2015 (continued) (UNAUDITED)

	Shares	Market Value
Total Information Technology (Cost $48,448,589)		$53,701,119

Total Common Stocks (Cost $227,889,289)		265,256,739

MONEY MARKET MUTUAL FUNDS		1.40%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	3,787,607	3,787,607

Total Money Market Mutual Funds (Cost $3,787,607)		3,787,607

Total Investments (Cost $231,676,896)	99.80%	269,044,346

Other Assets in Excess of Liabilities	0.20%	548,580

Net Assets	100.00%	$269,592,926

Westcore International Small-Cap Fund Country Breakdown as of June 30, 2015 (Unaudited)

Country	Market Value	%
United Kingdom	$59,115,073	21.94%
Australia	46,233,208	17.14%
Hong Kong	34,351,089	12.74%
Japan	34,558,838	12.81%
Israel	17,024,626	6.31%
Germany	14,912,287	5.54%
Brazil	13,486,775	5.00%
Canada	10,909,169	4.05%
Italy	10,411,562	3.86%
South Africa	7,927,566	2.94%
China	9,478,871	3.52%
Norway	3,871,736	1.44%
United States	3,787,607	1.40%
South Korea	2,975,939	1.10%
Total Investments	269,044,346	99.80%
Other Assets in Excess of Liabilities	548,580	0.20%
Net Assets	$269,592,926	100.00%

Please note the country breakdown is based on the company headquarters.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

**	Non-income producing security.
(1)	This security has been valued in good faith by management under the direction of the Board of Trustees. As of June 30, 2015 these securities represented 2.36% of the Fund’s net assets.

See Notes to Financial Statements.

Outstanding Forward Foreign Currency Contracts

Contract Description	Contracted Amount	Purchase/Sale Contract	Expiration Date	Value On Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
AUD	45,189,212	Sale	07/15/2005	$34,859,636	$34,712,122	$147,514
BRL	40,956,417	Sale	07/15/2005	12,892,350	12,793,772	98,578
CAD	13,246,608	Sale	07/15/2005	10,776,083	10,594,310	181,773
HKD	294,745,273	Sale	07/15/2005	38,037,047	38,021,035	16,012
ILS	10,782,819	Purchase	07/15/2005	2,824,071	2,858,365	34,294
JPY	5,806,831,559	Purchase	07/15/2005	47,328,526	47,501,795	173,269
KRW	3,312,247,200	Sale	07/15/2005	2,992,661	2,963,994	28,667
						$680,107

CHF	11,457,300	Purchase	07/15/2005	$12,451,422	$12,293,490	$(157,932)
DKK	34,225,379	Purchase	07/15/2005	5,208,572	5,126,717	(81,855)
EUR	34,037,678	Purchase	07/15/2005	38,588,107	37,991,020	(597,087)
GBP	762,287	Purchase	07/15/2005	1,210,704	1,197,051	(13,653)
NOK	4,546,215	Purchase	07/15/2005	581,439	578,740	(2,699)
NZD	3,711,074	Purchase	07/15/2005	2,538,115	2,497,550	(40,565)
SEK	90,492,202	Purchase	07/15/2005	11,133,994	10,934,825	(199,169)
SGD	8,078,926	Purchase	07/15/2005	6,038,973	5,991,703	(47,270)
ZAR	96,035,945	Sale	07/15/2005	7,774,452	7,782,127	(7,675)
						$(1,147,905)

| p: 800.392.CORE (2673) | www.westcore.com

STATEMENTS OF INVESTMENTS

WESTCORE FLEXIBLE INCOME FUND AS OF JUNE 30, 2015
(UNAUDITED)

	Shares	Market Value
PREFERRED STOCKS		2.76%
Financial Institutions		2.76%
Banking		2.03%
ING Group NV (Netherlands), 6.125%	29,000	$737,180
Royal Bank of Scotland Group PLC (Great Britain), 6.400%	24,000	597,840
		1,335,020

Real Estate Investment Trusts (REITs)		0.73%
Hersha Hospitality Trust, Series B, 8.000%	18,600	479,787

Total Financial Institutions (Cost $1,796,460)		1,814,807

Total Preferred Stocks (Cost $1,796,460)		1,814,807

EXCHANGE TRADED FUNDS		2.80%
iShares iBoxx $ High Yield Corporate Bond ETF	12,000	1,065,600
SPDR Barclays High Yield Bond ETF	20,000	768,600
		1,834,200

Total Exchange Traded Funds (Cost $1,873,549)		1,834,200

	Principal Amount	Market Value
CORPORATE BONDS		88.36%
Financial Institutions		7.84%
Banking		1.14%
Emigrant Capital Trust II - 144A:
2.698%, 4/14/2034(1)(2)	$500,000	$316,875
Washington Mutual Bank:
5.550%, 6/16/2010**(3)	2,000,000	435,000
		751,875

Finance Companies		2.46%
Aviation Capital Group Corp. - 144A:
6.750%, 4/6/2021(2)	575,000	656,916
Provident Funding Associates LP / PFG Finance Corp. - 144A:
6.750%, 6/15/2021(2)	1,000,000	960,000
		1,616,916

Insurance		1.80%
Zurich Reinsurance Inc.:
7.125%, 10/15/2023	1,000,000	1,181,536

Real Estate Investment Trusts (REITs)		2.44%
Omega Healthcare Investors Inc.:
5.875%, 3/15/2024	1,500,000	1,599,375

Total Financial Institutions (Cost $6,251,862)		5,149,702

Industrial		78.32%
Basic Industry		7.36%
Compass Minerals International Inc. - 144A:
4.875%, 7/15/2024(2)	1,400,000	1,386,000
FMG Resources August 2006 Pty Ltd. - 144A (Australia):
8.250%, 11/1/2019(2)	1,500,000	1,271,250
Newmont Mining Corp.:
3.500%, 3/15/2022	500,000	477,341
Potlatch Corp.:
7.500%, 11/1/2019	1,500,000	1,700,625
		4,835,216

Capital Goods		11.22%
Ball Corp.:
5.250%, 7/1/2025	1,200,000	1,192,500
Crown Americas LLC / Crown Americas Capital Corp. III:
6.250%, 2/1/2021	1,575,000	1,649,813
Huntington Ingalls Industries Inc.:
7.125%, 3/15/2021	1,250,000	1,331,250
Masco Corp.:
5.950%, 3/15/2022	1,000,000	1,127,500
US Concrete Inc.:
8.500%, 12/1/2018	1,000,000	1,060,000
Vulcan Materials Co.:
4.500%, 4/1/2025	1,000,000	1,002,500
		7,363,563

Communications		10.99%
AMC Networks Inc.:
4.750%, 12/15/2022	975,000	978,656
DISH DBS Corp.:
5.875%, 7/15/2022	1,250,000	1,228,125
Frontier Communications Corp.:
8.500%, 4/15/2020	1,750,000	1,834,000
Netflix Inc.:
5.375%, 2/1/2021	650,000	677,625
Outfront Media Capital LLC / Outfront Media Capital Corp.:
5.250%, 2/15/2022	1,250,000	1,268,750
Virgin Media/Secured Finance PLC (United Kingdom):
5.250%, 1/15/2021	1,160,000	1,225,250
		7,212,406

Consumer Cyclical		14.09%
Activision Blizzard Inc. - 144A:
6.125%, 9/15/2023(2)	625,000	671,875
General Motors Co.:
4.875%, 10/2/2023	575,000	608,304
General Motors Financial Co. Inc:
4.250%, 5/15/2023	425,000	430,215
Goodyear Tire & Rubber Co.:
8.750%, 8/15/2020	1,644,000	1,972,800
Hanesbrands Inc.:
6.375%, 12/15/2020	1,250,000	1,312,500
Limited Brands Inc.:
7.000%, 5/1/2020	1,250,000	1,421,875
Meritor Inc.:
6.250%, 2/15/2024	1,000,000	992,500
Royal Caribbean Cruises Ltd. (Liberia):
5.250%, 11/15/2022	875,000	909,394
7.500%, 10/15/2027	800,000	932,000
		9,251,463

Consumer Non-Cyclical		6.17%
Constellation Brands Inc.:
6.000%, 5/1/2022	925,000	1,010,766
Jarden Corp.:
6.125%, 11/15/2022	1,250,000	1,300,000
Tesco PLC - 144A (Great Britain):
6.150%, 11/15/2037(2)	425,000	413,054
The WhiteWave Foods Co.:
5.375%, 10/1/2022	1,250,000	1,325,000
Winn-Dixie Stores Inc.:
Series Escrow Units, 4/1/2008**(3)(4)(5)	2,150,000	0
		4,048,820

Energy — Independent		11.50%
Concho Resources, Inc.:
5.500%, 4/1/2023	1,575,000	1,582,875
Denbury Resources Inc.:
6.375%, 8/15/2021	1,500,000	1,447,500
Diamondback Energy, Inc.:
7.625%, 10/1/2021	1,000,000	1,075,000
Range Resources Corp.:
5.000%, 8/15/2022	1,000,000	985,000
Range Resources Corp. - 144A:
4.875%, 5/15/2025(2)	1,000,000	975,150
Whiting Petroleum Corp.:
5.750%, 3/15/2021	1,500,000	1,483,500
		7,549,025

Energy — Midstream		9.72%
AmeriGas Finance LLC / AmeriGas Finance Corp.:
6.750%, 5/20/2020	1,500,000	1,586,250
Boardwalk Pipelines LP:
3.375%, 2/1/2023	1,250,000	1,133,916
MarkWest Energy Partners LP / MarkWest Energy Finance Corp.:
4.875%, 6/1/2025	1,850,000	1,813,000

| 2015 Semi-Annual Report

STATEMENTS OF INVESTMENTS

WESTCORE FLEXIBLE INCOME FUND AS OF JUNE 30, 2015 (continued)
(UNAUDITED)

	Principal Amount	Market Value
Sabine Pass LNG LP:
7.500%, 11/30/2016	$1,750,000	$1,850,643
		6,383,809

Energy — Oil Field Services		1.53%
Gulfmark Offshore Inc.:
6.375%, 3/15/2022	1,340,000	1,008,350

Energy — Refining		2.33%
Tesoro Corp.:
5.375%, 10/1/2022	1,500,000	1,530,000

Technology		3.38%
Amkor Technology Inc.:
6.625%, 6/1/2021	1,000,000	1,018,750
Iron Mountain Inc.:
8.375%, 8/15/2021	248,000	256,680
6.000%, 8/15/2023	900,000	946,125
		2,221,555

Transportation		0.03%
Continental Airlines Inc.:
Pass-Through Certificates, Series 1999-1B, Class B, 6.795%, 8/2/2018	19,772	20,909

Total Industrial (Cost $51,330,438)		51,425,116

Utility		2.20%
Electric		2.20%
Calpine Corp Escrow:
8.750%, 7/15/2013**(3)(4)(5)	200,000	0
NRG Energy Inc.:
7.875%, 5/15/2021	1,350,000	1,444,500
		1,444,500

Total Utility (Cost $1,476,576)		1,444,500

Total Corporate Bonds (Cost $59,058,876)		58,019,318

MORTGAGE BACKED SECURITY		3.63%
Commercial Mortgage-Backed Securities		2.59%
Commercial Mortgage-Backed Securities		2.59%
Tuckahoe Credit Lease Trust - 144A:
9.310%, 10/20/2025(2)(4)	1,603,946	1,700,182
Total Commercial Mortgage-Backed Securities (Cost $1,445,038)		1,700,182

Residential Mortgage-Backed Securities		1.04%
Residential Mortgage-Backed Securities		1.04%
Citigroup Mortgage Loan Trust Inc.:
Series 2003-UST1, Class A1, 5.500%, 12/25/2018(1)	681,506	686,160

Total Residential Mortgage-Backed Securities (Cost $684,540)		686,160

Total Mortgage Backed Security (Cost $2,129,578)		2,386,342

	Shares	Market Value
MONEY MARKET MUTUAL FUNDS		1.20%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	788,166	$788,166

Total Money Market Mutual Funds (Cost $788,166)		788,166

Total Investments (Cost $65,646,629)	98.75%	64,842,833

Other Assets in Excess of Liabilities	1.25%	822,263

Net Assets	100.00%	$65,665,096

**     Non-income producing security.

See Notes to Financial Statements.

| p: 800.392.CORE (2673) | www.westcore.com

STATEMENTS OF INVESTMENTS

WESTCORE FLEXIBLE INCOME FUND AS OF JUNE 30, 2015 (continued)
(UNAUDITED)

(1)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(2)
This security is restricted. The following table provides additional information regarding each security. Included in this list are certain securities exempt from registration under Rule 144A of the Securities Act of 1933, which may be resold in transactions, normally to qualified institutional buyers.

Issuer Description	Coupon	Maturity Date	Acquisition Date(s)	Cost	Market Value	Market Value as Percentage of Net Assets
Activision Blizzard Inc. - 144A	6.125%	09/15/2023	12/1/2014	$678,240	$671,875	1.02%^
Aviation Capital Group Corp. - 144A	6.750%	04/06/2021	12/7/11	555,809	656,916	1.00%^
Compass Minerals International Inc. - 144A	4.875%	07/15/2024	10/23/2014	1,386,719	1,386,000	2.11%^
Emigrant Capital Trust II - 144A	2.698%	04/14/2034	8/11/04	498,200	316,875	0.48%
FMG Resources August 2006 Pty Ltd. - 144A	8.250%	11/01/2019	10/18/2013 - 5/30/2014	1,614,146	1,271,250	1.94%^
Provident Funding Associates LP / PFG Finance Corp. - 144A	6.750%	06/15/2021	11/5/2014 - 1/27/2015	986,994	960,000	1.46%^
Range Resources Corp. - 144A	4.875%	05/15/2025	5/14/2015 - 5/21/2015	1,000,741	975,150	1.49%^
Tesco PLC - 144A	6.150%	11/15/2037	10/7/2014 - 10/16/2014	452,186	413,054	0.63%^
Tuckahoe Credit Lease Trust - 144A	9.310%	10/20/2025	6/26/14	1,445,038	1,700,182	2.59%
				$8,618,073	$8,351,302	12.72%

^	144A securities with a liquid trading market as determined by the Adviser under the supervision of the Board of Trustees. Such securities represent 9.65% of the Fund’s net assets as of June 30, 2015.
(3)	Income is not being accrued on this security due to the issuer’s default or expected default on interest payments.
(4)	This security has been valued in good faith by or under the direction of the Board of Trustees. As of June 30, 2015 these securities represented 2.59% of the Fund’s net assets.
(5)
Security in default on interest payments. The issuer defaulted on the maturity payment, pending the outcome of bankruptcy filing. Security deemed to be liquid under procedures approved by the Fund’s Board of Trustees.

| 2015 Semi-Annual Report

STATEMENTS OF INVESTMENTS
WESTCORE PLUS BOND FUND AS OF JUNE 30, 2015
(UNAUDITED)

	Shares	Market Value
PREFERRED STOCK		0.90%
Financial Institutions		0.85%
Banking		0.85%
First Tennessee Bank - 144A, 3.750%, 2/10/2015(1)(2)	1,500	$1,082,109
ING Group NV (Netherlands), 6.125%	161,818	4,113,414
Royal Bank of Scotland Group PLC (United Kingdom):
6.400%	100,000	2,491,000
6.350%	100,000	2,486,000
6.600%	100,000	2,494,000
		12,666,523

Total Financial Institutions (Cost $13,046,268)		12,666,523

Utility		0.05%
Electric Utility		0.05%
Southern California Edison, 5.349%(1)	7,638	772,870

Total Utility (Cost $763,800)		772,870

Total Preferred Stock (Cost $13,810,068)		13,439,393

	Principal Amount	Market Value
CORPORATE BONDS		45.53%
Financial Institutions		15.19%
Banking		8.13%
American Express Credit Corp.:
2.800%, 9/19/2016	$13,800,000	$14,089,841
Bank of America Corp.:
5.000%, 5/13/2021	5,950,000	6,533,510
BB&T Corp.:
6.850%, 4/30/2019	4,150,000	4,856,160
Citigroup Inc.:
5.375%, 8/9/2020	5,475,000	6,122,649
City National Corp.:
5.250%, 9/15/2020	16,475,000	18,667,411
Emigrant Capital Trust II - 144A:
2.698%, 4/14/2034(1)(2)	850,000	538,687
First Tennessee Bank NA:
2.950%, 12/1/2019	10,975,000	10,971,971
JPMorgan Chase & Co.:
4.400%, 7/22/2020	7,150,000	7,701,630
PNC Funding Corp.:
4.250%, 9/15/2015	6,845,000	6,897,111
4.375%, 8/11/2020	7,525,000	8,190,052
Toronto-Dominion Bank/The (Canada):
2.250%, 11/5/2019	5,000,000	5,021,275
UBS AG/Stamford CT:
2.375%, 8/14/2019	12,075,000	12,053,156
Union Bank of California:
5.950%, 5/11/2016	3,100,000	3,228,495
Wachovia Corp.:
5.625%, 10/15/2016	14,250,000	15,068,107
Washington Mutual Bank / Debt not acquired by JPMorgan:
2.969%, 6/16/2010**(3)	5,000,000	1,087,500
		121,027,555

Brokerage/Asset Managers/Exchanges		0.40%
FMR Corp. - 144A:
7.490%, 6/15/2019(2)	5,000,000	5,957,580

Finance Companies		1.58%
General Electric Capital Corp.:
2.300%, 4/27/2017	13,950,000	14,224,174
Series A, 7.125%, 12/15/2099(1)	2,000,000	2,310,000
Provident Funding Associates LP / PFG Finance Corp. - 144A:
6.750%, 6/15/2021(2)	7,325,000	7,032,000
		23,566,174

Insurance		2.02%
Berkshire Hathaway Finance Corp.:
1.600%, 5/15/2017	5,325,000	5,381,924
Massachusetts Mutual Life Insurance Co.:
8.875%, 6/1/2039(2)	4,700,000	7,037,244
PartnerRe Finance B LLC:
5.500%, 6/1/2020	9,700,000	10,825,773
Validus Holdings Ltd. (Bermuda):
8.875%, 1/26/2040	5,175,000	6,617,588
Zurich Reinsurance Inc.:
7.125%, 10/15/2023	200,000	236,307
		30,098,836

Real Estate Investment Trusts (REITs)		3.06%
Omega Healthcare Investors Inc.:
5.875%, 3/15/2024	10,450,000	11,142,312
Simon Property Group LP:
7.375%, 6/15/2018	2,868,000	3,318,543
4.375%, 3/1/2021	1,925,000	2,085,015
Ventas Realty LP / Ventas Capital Corp.:
4.750%, 6/1/2021	10,500,000	11,380,457
Washington REIT:
4.950%, 10/1/2020	13,825,000	14,915,613
3.950%, 10/15/2022	2,025,000	1,996,516
Weingarten Realty Investors:
6.640%, 7/15/2026	545,000	628,267
		45,466,723

Total Financial Institutions (Cost $225,278,475)		226,116,868

Industrial		25.85%
Basic Industry		3.31%
BHP Billiton Finance USA Ltd. (Australia):
6.500%, 4/1/2019	5,025,000	5,815,041
Dow Chemical Co./The:
8.550%, 5/15/2019	9,475,000	11,554,336
Newmont Mining Corp.:
3.500%, 3/15/2022	4,325,000	4,129,004
Potlatch Corp.:
7.500%, 11/1/2019	15,521,000	17,596,934
West Fraser Timber Co. Ltd. - 144A (Canada):
4.350%, 10/15/2024(2)	10,675,000	10,164,030
		49,259,345

Cable & Media		0.22%
Time Warner Inc.:
9.150%, 2/1/2023	2,410,000	3,184,793

Capital Goods		0.92%
Exelis Inc.:
5.550%, 10/1/2021	8,912,000	9,808,779
Masco Corp.:
4.450%, 4/1/2025	3,875,000	3,894,375
		13,703,154

Communications		3.13%
AMC Networks Inc.:
4.750%, 12/15/2022	5,462,000	5,482,483
America Movil SAB de CV (Mexico):
5.000%, 10/16/2019	6,975,000	7,686,380
American Tower Corp.:
5.900%, 11/1/2021	3,575,000	4,028,213
AT&T Inc.:
2.375%, 11/27/2018	7,300,000	7,365,386
3.000%, 6/30/2022	2,300,000	2,222,095
Series WI, 5.350%, 9/1/2040	3,450,000	3,397,301
Cox Communications, Inc.:
9.375%, 1/15/2019(2)	2,500,000	3,052,585
Verizon Communications Inc.:
3.000%, 11/1/2021	1,925,000	1,899,684
5.150%, 9/15/2023	10,475,000	11,496,376
		46,630,503

| p: 800.392.CORE (2673) | www.westcore.com

STATEMENTS OF INVESTMENTS
WESTCORE PLUS BOND FUND AS OF JUNE 30, 2015 (continued)
(UNAUDITED)

	Principal Amount	Market Value
Consumer Cyclical		3.48%
Amazon.com, Inc.:
3.800%, 12/5/2024	$7,425,000	$7,456,267
Costco Wholesale Corp.:
1.700%, 12/15/2019	13,975,000	13,823,162
General Motors Co.:
4.875%, 10/2/2023	4,200,000	4,443,268
General Motors Financial Co. Inc:
4.250%, 5/15/2023	3,200,000	3,239,264
Royal Caribbean Cruises Ltd.:
5.250%, 11/15/2022	4,200,000	4,365,089
7.500%, 10/15/2027	3,850,000	4,485,250
Wal-Mart Stores Inc.:
7.550%, 2/15/2030	9,900,000	14,024,558
		51,836,858

Consumer Non-Cyclical		5.36%
Anheuser-Busch InBev Worldwide Inc.:
7.750%, 1/15/2019	11,550,000	13,707,240
Coca-Cola Co./The:
1.500%, 11/15/2015	6,000,000	6,018,354
Mead Johnson Nutrition Co.:
4.900%, 11/1/2019	12,966,000	14,081,867
PepsiCo Inc.:
2.500%, 5/10/2016	15,000,000	15,236,205
Sysco Corp.:
3.000%, 10/2/2021	10,475,000	10,579,750
Tesco PLC - 144A (United Kingdom):
6.150%, 11/15/2037(2)	11,425,000	11,103,854
The WhiteWave Foods Co.:
5.375%, 10/1/2022	7,375,000	7,817,500
WM Wrigley Jr. Co.:
4.650%, 7/15/2015	1,125,000	1,126,215
		79,670,985

Energy		7.87%
Independent
Anadarko Finance Co.:
Series B, 7.500%, 5/1/2031	11,100,000	13,902,284
Apache Corp.:
3.250%, 4/15/2022	6,075,000	5,976,542
Burlington Resources Inc.:
6.875%, 2/15/2026	1,000,000	1,239,126
Concho Resources Inc.:
5.500%, 4/1/2023	7,050,000	7,085,250
Devon Energy Corp.:
3.250%, 5/15/2022	9,750,000	9,640,118
Range Resources Corp.:
5.750%, 6/1/2021	7,200,000	7,434,000
4.875%, 5/15/2025(2)	15,125,000	14,749,144
Southwestern Energy Co.:
7.500%, 2/1/2018	5,520,000	6,160,226
Whiting Petroleum Corp.:
5.750%, 3/15/2021	7,000,000	6,923,000
		73,109,690

Midstream
Boardwalk Pipelines LP:
3.375%, 2/1/2023	7,925,000	7,189,029
MarkWest Energy Partners LP / MarkWest Energy Finance Corp.:
4.875%, 6/1/2025	15,400,000	15,092,000
Sabine Pass LNG LP:
7.500%, 11/30/2016	6,625,000	7,006,004
Tennessee Gas Pipeline Co.:
7.000%, 3/15/2027	75,000	88,331
7.000%, 10/15/2028	9,775,000	11,512,643
8.375%, 6/15/2032	2,600,000	3,125,645
		44,013,652

Technology		0.41%
Iron Mountain Inc.:
6.000%, 8/15/2023	5,825,000	6,123,531

Transportation		1.15%
American Airlines 2013-2 Class A Pass Through Trust:
4.950%, 1/15/2023	9,501,834	10,095,699
Burlington Northern Santa Fe Corp.:
6.150%, 5/1/2037	4,325,000	5,339,727
CSX Transportation Inc.:
9.750%, 6/15/2020	1,250,000	1,633,071
		17,068,497

Total Industrial (Cost $378,988,219)		384,601,008

Utility		4.49%
Electric		4.09%
Commonwealth Edison Co.:
Series 104, 5.950%, 8/15/2016	7,375,000	7,778,737
Duke Energy Carolinas LLC:
Series C, 7.000%, 11/15/2018	4,285,000	5,040,878
3.900%, 6/15/2021	4,275,000	4,560,031
Nevada Power Co.:
Series M, 5.950%, 3/15/2016	3,287,000	3,407,459
Series R, 6.750%, 7/1/2037	2,850,000	3,742,862
NextEra Energy Capital Holdings Inc:
2.600%, 9/1/2015	3,200,000	3,209,158
Oncor Electric Delivery Co. LLC:
7.000%, 9/1/2022	13,178,000	16,218,402
San Diego Gas & Electric Co.:
6.000%, 6/1/2026	3,550,000	4,406,988
Tenaska Alabama II Partners LP - 144A:
6.125%, 3/30/2023(2)	175,005	187,697
Tenaska Virginia Partners LP - 144A:
6.119%, 3/30/2024(2)	161,622	178,246
Westar Energy Inc.:
8.625%, 12/1/2018	9,950,000	12,115,160
		60,845,618

Other Utility		0.40%
Consumers Energy Co.:
Series B, 6.875%, 3/1/2018	1,564,000	1,767,773
Public Service Co. of Oklahoma:
6.150%, 8/1/2016	3,075,000	3,236,527
WPD Holdings Inc - 144A (United Kingdom):
7.250%, 12/15/2017(2)	875,000	955,360
		5,959,660

Total Utility (Cost $60,442,491)		66,805,278

Total Corporate Bonds (Cost $664,709,185)		677,523,154

MUNICIPAL BONDS		5.83%
California		2.27%
City of San Francisco CA Public Utilities Commission Water Revenue, 6.000%, 11/1/2040	11,750,000	14,165,917
University of California, 6.270%, 5/15/2031	9,150,000	10,170,317
San Diego County Regional Airport Authority, 6.628%, 7/1/2040	8,430,000	9,592,329
		33,928,563

District Of Columbia		0.77%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, 7.462%, 10/1/2046	8,600,000	11,368,856

Texas		0.23%
The University of Texas System, 6.276%, 8/15/2041	3,026,000	3,402,737

| 2015 Semi-Annual Report

STATEMENTS OF INVESTMENTS
WESTCORE PLUS BOND FUND AS OF JUNE 30, 2015 (continued)
(UNAUDITED)

	Principal Amount	Market Value
Washington		2.56%
State of Washington:
Series FUEL SALES TAX REVENUE, 5.090%, 8/1/2033	$5,900,000	$6,696,618
Series AD VALOREM PROPERTY TAX, 5.481%, 8/1/2039	8,400,000	10,131,912
Washington State Convention Center Public Facilities District, Series HOTEL OCCUPANCY TAX, 6.790%, 7/1/2040	7,475,000	9,282,679
Port of Seattle WA, 7.000%, 5/1/2036	10,520,000	11,977,020
		38,088,229

Total Municipal Bonds (Cost $87,471,536)		86,788,385

ASSET-BACKED SECURITIES, COMMERCIAL MORTGAGE-BACKED SECURITIES, RESIDENTIAL MORTGAGE-BACKED SECURITIES & AGENCY MORTGAGE-BACKED SECURITIES		32.55%
Asset Backed Securities		3.48%
Harley-Davidson Motorcycle Trust 2015-1:
Series 2015-1, Class A3, 1.410%, 6/15/2020	15,000,000	15,016,763
Honda Auto Receivables 2012-2 Owner Trust:
Series 2012-2, Class A4, 0.910%, 6/15/2015	3,495,321	3,495,750
Honda Auto Receivables 2015-2 Owner Trust:
Series 2015-2, Class A3, 1.040%, 2/21/2018	8,590,000	8,589,059
Toyota Auto Receivables Owner Trust:
Series 2012-A, Class A4, 0.990%, 8/15/2017	3,909,824	3,914,103
Chase Issuance Trust:
Series 2015-A2, Class A2, 1.590%, 2/18/2020	12,225,000	12,292,274
Series 2015-A5, Class A5, 1.350%, 4/15/2020	2,300,000	2,296,108
Aircraft Lease Securitisation Ltd. - 144A:
4/26/12, Series 2007-1A, Class G3, 0.445%, 5/10/2032(1)(2)	2,307,879	2,293,455
Centerpoint Energy Transition Bond Co. III LLC:
Series 2008-A, Class A1, 4.192%, 2/1/2017	1,197,955	1,221,867
Marriott Vacation Club Owner Trust - 144A:
11/5/10, Series 2010-1A, Class A, 3.540%, 10/20/2032(2)	2,537,138	2,616,078

Total Asset Backed Securities (Cost $51,445,723)		51,735,457

Commercial Mortgage-Backed Securities		2.44%
Crown Castle Towers LLC - 144A:
5.495%, 1/15/2017(2)	4,500,000	4,663,984
6.113%, 1/15/2020(2)	8,975,000	10,232,483
4.883%, 8/15/2020(2)	5,900,000	6,414,687
GTP Acquisition Partners I LLC:
3.482%, 6/16/2025(2)	10,800,000	10,647,180
Tuckahoe Credit Lease Trust - 144A:
9.310%, 10/20/2025(2)(4)	4,098,973	4,344,911

Total Commercial Mortgage-Backed Securities (Cost $33,893,293)		36,303,245

Mortgage-Backed Securities Passthrough		23.48%
Fannie Mae Pool:
Pool #932361, 4.000%, 1/1/2025	4,455,372	4,697,935
Pool #AC8938, 4.500%, 1/1/2025	6,578,663	7,048,465
Pool #AD4268, 4.500%, 3/1/2025	3,941,622	4,231,178
Pool #AL2840, 2.500%, 11/1/2027	12,190,744	12,415,152
Pool #AB4853, 3.000%, 4/1/2032	18,221,558	18,553,290
Pool #MA1201, 3.500%, 10/1/2032	17,377,407	18,150,826
Pool #725705, 5.000%, 8/1/2034	387,087	429,442
Pool #735288, 5.000%, 3/1/2035	2,095,597	2,321,247
Pool #255706, 5.500%, 5/1/2035	2,041,885	2,301,381
Pool #735897, 5.500%, 10/1/2035	1,551,134	1,745,866
Pool #850582, 5.500%, 1/1/2036	600,839	676,232
Pool #745275, 5.000%, 2/1/2036	2,214,958	2,450,586
Pool #845471, 5.000%, 5/1/2036	199,137	200,887
Pool #888016, 5.500%, 5/1/2036	2,621,079	2,951,245
Pool #190377, 5.000%, 11/1/2036	2,106,460	2,330,282
Pool #256526, 6.000%, 12/1/2036	1,917,062	2,111,967
Pool #888405, 5.000%, 12/1/2036	424,931	470,179
Pool #907772, 6.000%, 12/1/2036	351,756	366,637
Pool #910881, 5.000%, 2/1/2037	2,091,253	2,269,427
Pool #889108, 6.000%, 2/1/2038	1,837,019	2,092,983
Pool #889579, 6.000%, 5/1/2038	2,681,401	3,051,643
Pool #995373, Series 2009-, 4.500%, 2/1/2039	12,805,222	13,882,003
Pool #995838, 5.500%, 5/1/2039	2,177,867	2,443,845
Pool #AE0395, 4.500%, 10/1/2040	9,646,712	10,446,667
Pool #AE0949, 4.000%, 2/1/2041	4,914,685	5,235,804
Pool #AL3287, Series 2013-, 4.500%, 9/1/2041	5,849,159	6,342,270
Pool #AL0933, Series 2011-, 5.000%, 10/1/2041	2,598,026	2,877,630
Pool #AL5315, Series 2014-, 4.000%, 6/1/2042	4,087,048	4,354,438
Pool #AL2625, 3.500%, 10/1/2042	12,483,848	12,886,801
Pool # MA1273, 3.500%, 12/1/2042	12,371,968	12,770,328
Pool #AL4010, Series 2013-, 3.500%, 7/1/2043	19,434,442	20,067,135
Pool #MA1700, Series 2013-, 4.500%, 12/1/2043	6,129,199	6,631,224
Pool #MA1917, Series 2014-, 4.500%, 6/1/2044	1,427,088	1,545,719
Pool #MA2005, Series 2014-, 4.500%, 8/1/2044	1,794,608	1,943,934
Pool #AX2530, Series 2014-, 4.000%, 11/1/2044	7,708,902	8,188,480
Pool #MA2091, Series 2014-, 4.000%, 11/1/2044	11,100,161	11,528,734
Pool #MA2145, Series 2014-, 4.000%, 1/1/2045	20,276,403	21,499,428

| p: 800.392.CORE (2673) | www.westcore.com

STATEMENTS OF INVESTMENTS
WESTCORE PLUS BOND FUND AS OF JUNE 30, 2015 (continued)
(UNAUDITED)

	Principal Amount	Market Value
Pool #AY3374, Series 2015-, 3.500%, 4/1/2045	$16,540,078	$17,078,010
Freddie Mac Gold Pool:
Gold Pool #G08061, 5.500%, 6/1/2035	194,161	218,144
Gold Pool #G08079, 5.000%, 9/1/2035	2,345,649	2,593,532
Gold Pool #G01960, 5.000%, 12/1/2035	739,922	817,837
Gold Pool #A41748, 5.000%, 1/1/2036	952,679	1,051,521
Gold Pool #A42128, 5.500%, 1/1/2036	767,513	859,745
Gold Pool #G02064, 5.000%, 2/1/2036	1,182,959	1,307,040
Gold Pool #G05200, 5.000%, 5/1/2036	3,652,014	4,036,450
Gold Pool #G02252, 5.500%, 7/1/2036	2,250,027	2,519,560
Gold Pool #G02386, 6.000%, 11/1/2036	1,527,181	1,737,330
Gold Pool #G03189, 6.500%, 9/1/2037	2,766,112	3,169,134
Pool #A86876, 5.000%, 6/1/2039	2,338,687	2,571,893
Gold Pool #A91161, 4.500%, 2/1/2040	4,403,977	4,765,966
Pool #A92533, 4.500%, 6/1/2040	5,039,004	5,455,823
Pool #A93505, 4.500%, 8/1/2040	6,369,940	6,893,371
Pool #A97047, 4.500%, 2/1/2041	5,160,629	5,585,098
Pool #A97620, 4.500%, 3/1/2041	9,111,928	9,858,477
Gold Pool #Q05168, 4.000%, 12/1/2041	16,811,388	17,806,576
Gold Pool #Q05601, 4.000%, 1/10/2042	9,857,131	10,444,349
Gold Pool #C03789, 4.000%, 3/1/2042	8,481,936	8,982,070
Gold Pool #G08607, Series 2014-, 4.500%, 9/1/2044	3,948,413	4,268,394
Ginnie Mae II pool:
Pool #G24496, 5.000%, 7/20/2039	1,804,578	2,010,460
GNMA:
Pool #550656, 5.000%, 9/15/2035	327,158	363,924
		347,905,994

Freddie Mac Non Gold Pool:
Pool #781958, 2.378%, 9/1/2034(1)	175,290	186,108
Pool #1G1317, 6.048%, 11/1/2036(1)	1,203,041	1,282,305
		1,468,413

Total Mortgage-Backed Securities Passthrough (Cost $344,222,444)		349,374,407

Residential Mortgage-Backed Securities		3.15%
American Home Mortgage Investment Trust 2004-4:
Series 2004-4, Class 6A1, 6.000%, 2/25/2045(1)	4,820,732	5,040,393
Banc of America Funding Trust:
Class 2A4, 5.500%, 8/25/2035	430,723	428,874
Series 2005-4, Class 1A4, 5.500%, 8/25/2035	228,302	229,310
Banc of America Mortgage Securities Inc.:
Series 2003-G, Class 2A1, 2.609%, 8/25/2033(1)	3,645,548	3,667,279
Series 2005-8, Class A14, 5.500%, 9/25/2035	390,493	109,269
Banc of America Mortgage Trust:
Series 2003-E, Class 3A1, 2.694%, 6/25/2033(1)	3,021,704	3,022,611
Bear Stearns Co Asset Backed Securities Trust 2003-AC4:
Series 2003-AC4, Class A, 5.500%, 9/25/2033(5)	4,378,665	4,545,191
CHL Mortgage Pass-Through Trust 2004-HYB2:
Series 2004-HYB2, Class 5A, 2.457%, 7/20/2034(1)	4,831,447	4,742,764
CWABS Asset-Backed Certificates Trust 2005-1:
Series 2005-1, Class AF6, 5.030%, 7/25/2035(1)	2,063,512	2,106,868
GSR Mortgage Loan Trust 2005-3F:
Series 2005-3F, Class 2A3, 6.000%, 3/25/2035(1)	2,247,116	2,327,539
JP Morgan Mortgage Trust 2013-2 - 144A:
6/10/13, Series 2013-2, Class A2, 3.500%, 12/25/2030(2)	4,805,961	4,841,972
MASTR Alternative Loan Trust 2005-3:
Series 2005-3, Class 3A1, 6.500%, 4/25/2035(1)	5,074,247	5,339,579
PHHMC Series 2007-2 Trust:
Series 2007-2, Class A2, 5.788%, 5/18/2037(1)	4,188,740	4,384,607
Renaissance Home Equity Loan Trust 2005-2:
Series 2005-2, Class AF6, 4.781%, 8/25/2035(1)	5,921,895	6,092,525

Total Residential Mortgage-Backed Securities (Cost $46,801,297)		46,878,781

Total Asset-Backed Securities, Commercial Mortgage-Backed Securities, Residential Mortgage-Backed Securities & Agency Mortgage-Backed Securities (Cost $476,362,757)		484,291,890

U.S. GOVERNMENT & AGENCY OBLIGATIONS		1.42%
Federal National Mortgage Association:
8.200%, 3/10/2016	55,000	58,006
2.625%, 9/6/2024	21,000,000	21,001,449
		21,059,455

Total U.S. Government & Agency Obligations (Cost $20,876,554)		21,059,455

U.S. TREASURY BONDS & NOTES		12.59%
United States Treasury Note/Bond:
1.250%, 10/31/2015	8,050,000	8,080,815
2.625%, 4/30/2016	52,520,000	53,525,285
1.000%, 8/31/2016	32,020,000	32,240,138
0.625%, 9/30/2017	3,125,000	3,115,722
2.750%, 11/15/2023	12,500,000	12,980,475
5.000%, 5/15/2037	2,750,000	3,673,398
4.375%, 2/15/2038	6,025,000	7,382,981
4.375%, 11/15/2039	15,000,000	18,372,660
4.750%, 2/15/2041	18,350,000	23,804,831
3.125%, 11/15/2041	3,500,000	3,507,658
2.750%, 8/15/2042	22,200,000	20,585,305
		187,269,268

Total U.S. Treasury Bonds & Notes (Cost $180,784,664)		187,269,268

| 2015 Semi-Annual Report

STATEMENTS OF INVESTMENTS
WESTCORE PLUS BOND FUND AS OF JUNE 30, 2015 (continued)
(UNAUDITED)

	Shares	Market Value
MONEY MARKET MUTUAL FUNDS		0.71%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	10,590,931	$10,590,931

Total Money Market Mutual Funds (Cost $10,590,931)		10,590,931

Total Investments (Cost $1,454,605,695)	99.53%	1,480,962,476

Other Assets in Excess of Liabilities	0.47%	6,992,045

Net Assets	100.00%	$1,487,954,521
**     Non-income producing security.
See Notes to Financial Statements.

| p: 800.392.CORE (2673) | www.westcore.com

STATEMENTS OF INVESTMENTS
WESTCORE PLUS BOND FUND AS OF JUNE 30, 2015 (continued)
(UNAUDITED)

(1)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(2)
This security is restricted. The following table provides additional information regarding each security. Included in this list are certain securities exempt from registration under Rule 144A of the Securities Act of 1933, which may be resold in transactions, normally to qualified institutional buyers.

Issuer Description	Coupon	Maturity Date	Acquisition Date(s)	Cost	Market Value	Market Value as Percentage of Net Assets
Aircraft Lease Securitisation Ltd. - 144A	0.445%	05/10/2032	4/26/12	$2,194,879	$2,293,455	0.15%^
Cox Communications, Inc.	9.375%	01/15/2019	5/29/15	3,081,196	3,052,585	0.21%^
Crown Castle Towers LLC - 144A	5.495%	01/15/2017	7/29/10	4,500,000	4,663,984	0.31%^
Crown Castle Towers LLC - 144A	6.113%	01/15/2020	1/8/10	8,975,000	10,232,483	0.69%^
Crown Castle Towers LLC - 144A	4.883%	08/15/2020	1/8/10	5,900,000	6,414,687	0.43%^
Emigrant Capital Trust II - 144A	2.698%	04/14/2034	8/11/04	846,939	538,687	0.04%
FMR Corp. - 144A	7.490%	06/15/2019	3/6/07	5,361,670	5,957,580	0.40%^
First Tennessee Bank - 144A	3.750%	02/10/2015	3/16/05	1,500,000	1,082,109	0.07%
GTP Acquisition Partners I LLC - 144A	3.482%	06/16/2025	5/27/15	10,825,418	10,647,180	0.72%^
JP Morgan Mortgage Trust 2013-2 - 144A	3.500%	12/25/2030	6/10/13	4,851,484	4,841,972	0.33%^
Marriott Vacation Club Owner Trust - 144A	3.540%	10/20/2032	11/5/10	2,536,882	2,616,078	0.18%^
Massachusetts Mutual Life Insurance Co.- 144A	8.875%	06/01/2039	3/24/15	7,775,384	7,037,244	0.47%^
Provident Funding Associates LP / PFG Finance Corp. - 144A	6.750%	06/15/2021	11/4/2014 - 11/12/2014	7,354,742	7,032,000	0.47%^
Range Resources Corp. - 144A	4.875%	05/15/2025	5/18/15	15,132,785	14,749,144	0.99%^
Tenaska Virginia Partners LP - 144A	6.119%	03/30/2024	4/29/2004 - 6/26/2014	161,565	178,246	0.01%^
Tenaska Alabama II Partners LP - 144A	6.125%	03/30/2023	10/9/2003 - 9/4/2009	176,176	187,697	0.01%^
Tesco PLC - 144A	6.150%	11/15/2037	10/7/2014 - 10/16/2014	12,156,401	11,103,855	0.75%^
Tuckahoe Credit Lease Trust - 144A	9.310%	10/20/2025	12/11/09	3,692,875	4,344,911	0.29%
WPD Holdings Inc - 144A	7.250%	12/15/2017	10/15/2003 - 6/30/2006	867,908	955,360	0.06%^
West Fraser Timber Co. Ltd. - 144A	4.350%	10/15/2024	10/7/14	10,675,000	10,164,030	0.68%^
				$108,566,304	$108,093,287	7.26%

^	144A securities with a liquid trading market as determined by the Adviser under the supervision of the Board of Trustees. Such securities represent 6.86% of the Fund’s net assets as of June 30, 2015.
(3)	Income is not being accrued on this security due to the issuer’s default or expected default on interest payments.
(4)	This security has been valued in good faith by or under the direction of the Board of Trustees. As of June 30, 2015 these securities represented 0.29% of the Fund’s net assets.
(5)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at June 30, 2015.

| 2015 Semi-Annual Report

STATEMENTS OF INVESTMENTS

WESTCORE COLORADO TAX-EXEMPT FUND AS OF JUNE 30, 2015
(UNAUDITED)

	Principal Amount	Market Value
MUNICIPAL BONDS		93.64%
CERTIFICATE PARTICIPATION		25.76%
Education		5.55%
Douglas County School District No Re-1 Douglas & Elbert Counties:
5.000%, 1/15/2025(1)	$1,000,000	$1,119,730
5.000%, 1/15/2029(1)	705,000	784,277
El Paso County School District No. 49 Falcon, 5.000%, 12/15/2028(1)	2,160,000	2,498,602
Larimer Weld & Boulder County School District R-2J Thompson, 5.000%, 12/1/2022	500,000	585,095
Pueblo County School District No 70:
2.000%, 1/15/2017	200,000	202,866
1.500%, 1/15/2018	175,000	174,482
1.875%, 1/15/2019	180,000	178,812
2.100%, 1/15/2020	215,000	213,437
2.375%, 1/15/2021(1)	270,000	265,934
State of Colorado:
5.000%, 11/1/2018,
NATL-RE(1)(2)(3)	700,000	710,815
5.000%, 3/15/2019	1,200,000	1,353,024
4.500%, 11/1/2022	550,000	618,442
5.000%, 3/15/2024(1)	1,000,000	1,142,660
		9,848,176

General		19.18%
Auraria Higher Education Center, 4.000%, 4/1/2029(1)(3)	2,500,000	2,776,550
City & County of Denver CO:
5.000%, 12/1/2024	990,000	1,180,664
5.250%, 12/1/2024(1)	625,000	706,681
City of Aurora CO:
5.000%, 12/1/2023	700,000	831,292
5.000%, 12/1/2024	850,000	1,017,612
5.000%, 12/1/2026(1)	1,000,000	1,137,120
5.000%, 12/1/2030(1)	875,000	983,911
City of Longmont CO, 5.000%, 12/1/2028(1)	1,500,000	1,689,270
City of Pueble CO, 5.500%, 8/15/2018, AGM(3)	500,000	561,320
City of Westminster CO, 4.000%, 12/1/2024(1)	1,215,000	1,303,695
Colorado Higher Education:
5.000%, 11/1/2022	1,000,000	1,184,600
5.250%, 11/1/2023(1)(2)	1,280,000	1,451,315
5.000%, 11/1/2024	1,000,000	1,207,580
5.000%, 11/1/2025	1,000,000	1,205,910
County of Boulder CO:
5.000%, 12/1/2024(1)	320,000	364,352
5.000%, 12/1/2025(1)	500,000	567,395
County of Eagle CO, 5.250%, 12/1/2023(1)	500,000	564,275
County of Pueblo CO, 5.000%, 9/15/2019(3)	750,000	851,985
El Paso County School District No. 49 Falcon:
5.000%,
12/15/2028(1)(2)(3)	800,000	879,032
5.125%,
12/15/2028(1)(2)(3)	2,000,000	2,130,300
Rangeview Library District:
5.000%,
12/15/2022(1)(3)	1,815,000	2,050,786
5.000%,
12/15/2029(1)(3)	1,675,000	1,900,271
Regional Transportation District:
5.000%, 6/1/2020	1,200,000	1,381,836
5.000%, 12/1/2022,
AMBAC(1)(2)	1,000,000	1,087,980
5.000%, 6/1/2026(1)	1,500,000	1,723,290
Town of Erie CO, 5.000%, 11/1/2027(1)	1,735,000	1,999,969
Town of Parker Co., 5.000%, 11/1/2030(1)	1,150,000	1,286,724
		34,025,715

Transportation		1.03%
Regional Transportation District, 5.000%, 6/1/2018	1,650,000	1,825,329

Total Certificate Participation (Cost $45,001,209)		45,699,220

GENERAL OBLIGATION LTD		0.87%
General Obligation		0.87%
Eaton Area Park & Recreation District, 5.500%, 12/1/2030(1)	470,000	497,471
Fossil Ridge Metropolitan District No 3, 5.000%, 12/1/2044(1)	1,000,000	1,034,360
		1,531,831

Total General Obligation Ltd (Cost $1,543,759)		1,531,831

GENERAL OBLIGATION UNLTD		27.80%

Development		1.69%
Beacon Point Metropolitan District, 5.000%, 12/1/2030(1)	1,000,000	1,120,550
Central Platte Valley Metropolitan District:
5.500%, 12/1/2029(1)	750,000	853,673
5.000%, 12/1/2043(1)	1,000,000	1,024,770
		2,998,993

Facilities		2.00%
Clear Creek Metropolitan Recreation District, 2.500%, 12/1/2017	1,430,000	1,456,812
Tallyns Reach Metropolitan District No 3, 4.000%, 12/1/2021	1,930,000	2,093,124
		3,549,936

General Obligation		4.58%
Anthem West Metropolitan District, 5.000%, 12/1/2035(1)(3)	1,165,000	1,276,817
City & County of Denver CO, 5.000%, 8/1/2025(1)	750,000	837,555
Commonwealth of Puerto Rico:
5.500%, 7/1/2016(3)	500,000	507,605
5.500%, 7/1/2017(3)	1,090,000	1,127,441
5.500%, 7/1/2018(3)	480,000	502,277
5.500%, 7/1/2019(3)	645,000	680,559
5.250%, 7/1/2020(3)	1,005,000	1,054,587
5.250%, 7/1/2024(1)(3)	705,000	721,779
5.375%, 7/1/2025(1)(3)	260,000	269,927
South Suburban Park & Recreation District, 5.000%, 12/15/2019(3)	1,000,000	1,145,670
		8,124,216

School District		19.53%
Adams 12 Five Star Schools, zero coupon, 12/15/2024(1)(2)(3)	2,385,000	1,600,907
Arapahoe County School District No 5 Cherry Creek, 5.000%, 12/15/2024	3,120,000	3,825,307
Arapahoe County School District No 6 Littleton, 4.000%, 12/1/2027(1)	840,000	906,217
Arapahoe County School District No. 1 Englewood:
5.000%, 12/1/2028(1)	975,000	1,138,459
5.000%, 12/1/2029(1)	2,440,000	2,841,136
Denver City & County School District No 1:
5.000%, 12/1/2026(1)	2,000,000	2,396,220
5.000%, 12/1/2029(1)(2)	445,000	506,726
5.000%, 12/1/2029(1)	1,240,000	1,449,597
Denver City & County School District No. 1, 5.500%, 12/1/2022, FGIC(3)	500,000	614,825
Douglas County School District No Re-1 Douglas & Elbert Counties, zero coupon, 12/15/2022	1,660,000	1,390,997
Durango School District No 9-R:
4.500%, 11/1/2023(1)	1,000,000	1,143,220
5.000%, 11/1/2024(1)	1,000,000	1,175,930
Eagle County School District No RE50J, 5.000%, 12/1/2026, AGM(1)(2)(3)	2,500,000	2,652,325
El Paso County School District No 12 Cheyenne Mountain:
5.000%, 9/15/2030(1)	1,260,000	1,473,205
5.000%, 9/15/2031(1)	1,000,000	1,163,950

| p: 800.392.CORE (2673) | www.westcore.com

STATEMENTS OF INVESTMENTS

WESTCORE COLORADO TAX-EXEMPT FUND AS OF JUNE 30, 2015 (continued)
(UNAUDITED)

	Principal Amount	Market Value
Garfield County School District No Re002 Garfield:
5.000%, 12/1/2024, AGM(1)(2)(3)	$800,000	$848,744
4.750%, 12/1/2025, AGM(1)(2)(3)	1,000,000	1,057,440
5.000%, 12/1/2027, AGM(1)(2)(3)	250,000	265,232
Garfield Pitkin & Eagle Counties School District No Re-1 Roaring Fork, 5.000%, 12/15/2023(1)	1,500,000	1,777,665
Ignacio School District 11JT, 5.000%, 12/1/2029(1)	1,000,000	1,161,170
Jefferson County School District R-1, 5.250%, 12/15/2025, AGM(1)(2)(3)	500,000	533,470
Moffat County School District No Re001 Craig, 5.250%, 12/1/2026, AGM(1)(2)(3)	1,030,000	1,136,255
Morgan County School District No 3 Fort Morgan:
5.000%, 12/1/2028(1)	1,210,000	1,383,502
5.000%, 12/1/2030(1)	635,000	718,344
Routt-Rio Blanco Counties School District Re-3 South Routt/CO:
1.500%, 12/1/2016	630,000	638,706
1.500%, 12/1/2017	255,000	257,619
San Miguel County School District R-1 Telluride, 5.000%, 12/1/2029(1)	500,000	585,860
		34,643,029

Total General Obligation Unltd (Cost $48,633,579)		49,316,174

REVENUE BONDS		37.04%
Airport		1.54%
City & County of Denver CO Airport System Revenue:
5.000%, 11/15/2018, XLCA(1)(3)	1,000,000	1,016,080
5.250%, 11/15/2028(1)	1,000,000	1,138,110
5.250%, 11/15/2028(1)	500,000	579,000
		2,733,190

Education		4.66%
Colorado Educational & Cultural Facilities Authority:
5.000%, 12/15/2015	140,000	141,985
5.000%, 10/1/2019	115,000	123,844
5.000%, 12/15/2021, MORAL OBLG(1)	180,000	181,904
4.000%, 4/1/2022	250,000	257,735
5.125%, 9/15/2025, XLCA(1)(3)	500,000	502,400
4.125%, 7/1/2026(1)	630,000	624,777
4.625%, 12/15/2028, MORAL OBLG(1)	250,000	251,093
5.000%, 8/15/2030(1)	750,000	818,715
5.000%, 11/1/2030(1)	500,000	553,050
5.000%, 11/15/2031(1)	1,000,000	1,114,560
5.000%, 12/1/2031(1)	1,500,000	1,698,180
5.000%, 10/1/2032(1)	1,340,000	1,455,481
5.625%, 1/15/2044(1)	505,000	536,401
		8,260,125

Facilities		0.66%
City & County of Denver CO Golf Revenue:
4.600%, 9/1/2015	185,000	185,487
5.000%, 9/1/2018(1)	350,000	358,060
5.000%, 9/1/2019(1)	500,000	510,940
City of Aurora CO, 4.375%, 12/1/2015	125,000	125,148
		1,179,635

General		6.89%
City & County of Denver CO, 5.250%, 9/1/2018(3)	1,500,000	1,688,865
City of Commerce City CO:
5.000%, 8/1/2026(1)(3)	350,000	403,714
5.000%, 8/1/2028(1)(3)	600,000	680,886
5.000%, 8/1/2028(1)(3)	375,000	433,054
5.000%, 8/1/2032(1)(3)	1,000,000	1,119,810
County of Boulder CO, 5.000%, 12/15/2025(1)	1,000,000	1,126,290
Denver Convention Center Hotel Authority:
4.750%, 12/1/2035(1)(3)	300,000	302,595
5.000%, 12/1/2035(1)(3)	1,060,000	1,083,034
Grand Junction State Leasing Authority:
5.000%, 6/15/2020,
NATL-RE(1)(3)	390,000	405,335
5.000%, 6/15/2023,
NATL-RE(1)(3)	390,000	405,335
Puerto Rico Municipal Finance Agency (Puerto Rico), 5.000%, 8/1/2017(1)(3)	105,000	105,167
Regional Transportation District, 5.000%, 11/1/2027, AMBAC(1)(2)(3)	575,000	608,747
Town of Castle Rock CO:
6.000%, 6/1/2023, AGM(1)(3)	500,000	567,950
5.000%, 6/1/2029(1)	1,630,000	1,833,391
Town of Superior CO:
4.750%, 6/1/2017(1)	325,000	336,791
5.000%, 6/1/2026(1)	1,085,000	1,125,904
		12,226,868

Higher Education		1.93%
Auraria Higher Education Center, 6.000%, 5/1/2024(1)	499,000	584,574
Colorado Educational & Cultural Facilities Authority:
4.000%, 3/1/2024(1)	500,000	544,295
4.000%, 3/1/2025(1)	500,000	539,985
Colorado State Board of Governors University - Enterprise Revenue Bonds:
5.000%, 12/1/2020, XLCA(1)(2)(3)	500,000	509,595
5.250%, 3/1/2024(1)(2)(3)	75,000	80,713
University of Colorado, 5.000%, 6/1/2029(1)	1,000,000	1,173,030
		3,432,192

Medical		12.71%
Aspen Valley Hospital District:
5.000%, 10/15/2021(1)	600,000	626,484
5.000%, 10/15/2030(1)	1,650,000	1,832,275
City of Aurora CO, 5.000%, 12/1/2022, AGM(1)(3)	1,000,000	1,102,340
Colorado Health Facilities Authority:
5.250%, 6/1/2018(1)	750,000	778,357
5.000%, 12/1/2019	300,000	339,504
5.000%, 1/15/2020(1)	240,000	240,612
5.000%, 9/1/2020(1)	450,000	453,361
5.125%, 11/15/2020(1)(2)	345,000	367,156
5.000%, 12/1/2021	875,000	1,011,509
5.000%, 2/1/2022	200,000	224,700
5.000%, 1/1/2023(1)	1,000,000	1,125,820
5.000%, 2/1/2023(1)	500,000	563,495
5.000%, 2/1/2023	520,000	587,694
5.250%, 6/1/2023(1)	400,000	413,800
5.000%, 12/1/2024(1)	1,000,000	1,145,430
5.000%, 9/1/2025(1)	450,000	483,732
5.250%, 12/1/2025(1)(2)	500,000	509,995
5.000%, 5/15/2027(1)	250,000	265,260
5.250%, 11/15/2027(1)(4)	1,000,000	1,054,250
5.000%, 9/1/2029(1)	1,000,000	1,099,370
5.000%, 10/1/2032(1)	500,000	547,215
Denver Health & Hospital Authority:
5.000%, 12/1/2017(1)	1,500,000	1,583,145
5.000%, 12/1/2018(1)	550,000	579,376
5.000%, 12/1/2020(1)	1,500,000	1,577,535
University of Colorado Hospital Authority:
5.000%, 11/15/2023(1)	450,000	525,501
5.000%, 11/15/2027(1)	1,000,000	1,138,930
5.000%, 11/15/2036(1)	2,170,000	2,364,758
		22,541,604

| 2015 Semi-Annual Report

STATEMENTS OF INVESTMENTS
WESTCORE COLORADO TAX-EXEMPT FUND AS OF JUNE 30, 2015 (continued)
(UNAUDITED)

	Principal Amount	Market Value
Nursing Homes		2.56%
Colorado Health Facilities Authority:
5.000%, 1/1/2017	$1,105,000	$1,143,244
5.250%, 6/1/2020(1)	500,000	517,755
5.000%, 6/1/2022	750,000	844,373
5.000%, 9/15/2022(1)	850,000	908,930
5.250%, 7/1/2024(1)	1,000,000	1,119,440
		4,533,742

Transportation		0.57%
Northwest Parkway Public Highway Authority, 5.800%, 6/15/2025, AGM(1)(2)(3)	960,000	1,008,864

Utilities		0.78%
City of Colorado Springs CO Utilities System Revenue, 5.000%, 11/15/2027(1)	1,000,000	1,163,330
Eagle River Water & Sanitation District, 5.000%, 12/1/2027(1)	200,000	228,510
		1,391,840

Water		4.74%
City & County of Broomfield Co.:
4.000%, 12/1/2018	1,400,000	1,512,280
5.000%, 12/1/2023(1)	1,285,000	1,491,423
City of Brighton CO Water Activity Revenue, 5.000%, 12/1/2029(1)(3)	1,515,000	1,714,495
City of Fort Collins CO Wastewater Utility Revenue, 5.000%, 12/1/2027(1)	465,000	522,911
Colorado Water Resources & Power Development Authority, 4.250%, 11/15/2025, NATL-RE(1)(3)	1,420,000	1,436,756
Denver City & County Board of Water Commissioners, 5.000%, 12/15/2029, AGM(1)(3)	1,575,000	1,724,168
		8,402,033

Total Revenue Bonds (Cost $64,263,113)		65,710,093

TAX ALLOCATION		2.17%
Development		2.17%
Denver Urban Renewal Authority:
5.000%, 12/1/2024(1)	500,000	577,410
5.000%, 12/1/2025(1)	1,000,000	1,148,310
Plaza Metropolitan District No 1:
4.000%, 12/1/2016	1,000,000	1,028,360
5.000%, 12/1/2022	1,000,000	1,088,880
		3,842,960

Total Tax Allocation (Cost $3,795,806)		3,842,960

Total Municipal Bonds (Cost $163,237,466)		166,100,278

MONEY MARKET MUTUAL FUNDS		6.05%
Fidelity Institutional Money Market Tax Exempt - Class I (7 Day Yield 0.010%)	$10,724,010	10,724,010

Total Money Market Mutual Funds (Cost $10,724,010)		10,724,010

Total Investments (Cost $173,961,476)	99.69%	176,824,288

Other Assets in Excess of Liabilities	0.31%	564,189

Net Assets	100.00%	$177,388,477

Investment classifications presented herein are based on the categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different form another. Investment classifications are unaudited. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

(1)	This security has a call feature.
(2)	This security is prerefunded in advance of the next call date.
(3)	This security is insured.
(4)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

See Notes to Financial Statements.

| p: 800.392.CORE (2673) | www.westcore.com

STATEMENTS OF INVESTMENTS

COMMON ABBREVIATIONS

ADR	American Depositary Receipt.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
AGM	Assured Guaranty Municipal.
AMBAC	Ambac Financial Group Incorporated.
ASA	Allmennaksjeselskap is the Norwegian term for public limited company.
FGIC	Financial Guaranty Insurance Company.
FHLMC	Federal Home Loan Mortgage Corporation.
FNMA	Federal National Mortgage Association.
LLC	Limited Liability Company.
LP	Limited Partnership.
Ltd.	Limited.
MORAL OBLG
Charter School Moral Obligation Program. Moral Obligation bonds are revenue-backed, state issued municipal bonds, whose principal and interest is backed by the moral, but not legal, obligation of a state government.

NATL- RE	Third party insurer for municipal debt securities.
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	Public Limited Company.
REIT(s)	Real Estate Investment Trust.
SA	Generally designates corporations in various countries, mostly those employing the civil law. This translates literally in all languages mentioned as anonymous company.
SE	SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.
S.p.A.	Società Per Azioni is an Italian shared company.
XLCA	XL Capital Assurance Inc. delivers credit enhancement for the obligations of debt such as municipal bonds.

CURRENCY ABBREVIATIONS

AUD	Australian Dollar
BRL	Brazilian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro Currency
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand

| 2015 Semi-Annual Report

INTENTIONALLY LEFT BLANK

STATEMENTS OF ASSETS AND LIABILITIES

WESTCORE FUNDS AS OF JUNE 30, 2015 (UNAUDITED)

	Westcore Growth Fund	Westcore MIDCO Growth Fund	Westcore Select Fund	Westcore Small-Cap Growth Fund	Westcore Blue Chip Dividend Fund	Westcore Mid-Cap Value Dividend Fund
Assets
Investments at value (cost - see below)	$32,432,025	$98,827,154	$81,220,414	$7,320,404	$45,062,236	$54,705,557
Unrealized gain on forward foreign currency contracts	0	0	0	0	0	0
Receivable for investment securities sold	0	384,263	0	0	0	694,292
Dividends and interest receivable	8,702	35,307	28,582	2,745	105,231	99,006
Receivable for fund shares subscribed	7,781	150,281	7,105	4,543	5,057	110,118
Investment for trustee deferred compensation plan	33,291	57,626	36,317	0	15,972	13,399
Prepaid and other assets	16,363	17,509	9,456	13,794	13,269	8,252
Total Assets	32,498,162	99,472,140	81,301,874	7,341,486	45,201,765	55,630,624
Liabilities
Payable for investment securities purchased	0	505,893	0	44,902	0	1,123,211
Unrealized loss on forward foreign currency contracts	0	0	0	0	0	0
Payable for fund shares redeemed	10,053	16,594	58,558	9,822	537	225,543
Payable for investment advisory fee	15,525	51,671	44,212	7,545	18,423	35,302
Payable for administration fee	5,440	13,055	10,436	3,213	6,466	7,847
Payable for shareholder servicing reimbursements	2,825	5,141	8,706	55	2,162	7,013
Payable for trustee deferred compensation plan	33,291	57,626	36,317	0	15,972	13,399
Payable for transfer agent fee	2,515	7,122	7,845	1,268	12,110	1,744
Payable for audit fee	12,346	12,907	11,417	6,716	12,655	11,159
Payable for printing fee	4,220	5,361	9,604	395	5,793	2,830
Payable for trustee fee	2,162	3,316	3,442	56	2,001	1,672
Payable for custody fee	2,801	4,889	3,316	11,145	935	441
Payable for chief compliance officer fee	345	274	376	4	222	97
Other payables	1,110	1,767	3,511	86	666	291
Total Liabilities	92,633	685,616	197,740	85,207	77,942	1,430,549
Net Assets	$32,405,529	$98,786,524	$81,104,134	$7,256,279	$45,123,823	$54,200,075
Net Assets Consist of:
Paid-in capital	$15,583,646	$79,868,567	$152,732,051	$6,338,976	$37,315,026	$41,290,538
Accumulated net investment income/(loss)	(75,212)	(511,980)	(354,275)	(18,131)	(722)	264,869
Accumulated net realized gain/(loss) on investments, forward foreign currency contracts and foreign currency transactions	9,249,596	6,974,675	(79,044,472)	315,097	4,142,767	5,178,733
Net unrealized appreciation on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	7,647,499	12,455,262	7,770,830	620,337	3,666,752	7,465,935
Net Assets	$32,405,529	$98,786,524	$81,104,134	$7,256,279	$45,123,823	$54,200,075
Net Assets:
Retail Class	$27,383,914	$77,337,934	$81,104,134	$599,246	$41,112,342	$54,200,075
Institutional Class	5,021,615	21,448,590	N/A	6,657,033	4,011,481	N/A
Shares of Beneficial Interest Outstanding:
Retail Class	2,029,399	13,452,630	3,099,805	53,876	4,025,701	2,000,199
Institutional Class	367,033	3,651,373	N/A	594,348	395,182	N/A
Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding):
Retail Class	13.49	5.75	26.16	11.12	10.21	27.10
Institutional Class	13.68	5.87	N/A	11.20	10.15	N/A
Cost of Investments	$24,784,526	$86,371,892	$73,449,584	$6,700,067	$41,393,813	$47,239,622

See Notes to Financial Statements.

| 2015 Semi-Annual Report

STATEMENTS OF ASSETS AND LIABILITIES

WESTCORE FUNDS AS OF JUNE 30, 2015 (UNAUDITED)

	Westcore Small-Cap Value Dividend Fund	Westcore Micro-Cap Opportunity Fund	Westcore International Small-Cap Fund	Westcore Flexible Income Fund	Westcore Plus Bond Fund	Westcore Colorado Tax-Exempt Fund
Assets
Investments at value (cost - see below)	$283,637,063	$29,309,560	$269,044,346	$64,842,833	$1,480,962,476	$176,824,288
Unrealized gain on forward foreign currency contracts	0	0	680,107	0	0	0
Receivable for investment securities sold	1,748,913	2,920,557	953,464	0	0	0
Dividends and interest receivable	565,546	24,530	758,182	823,404	11,497,595	1,110,921
Receivable for fund shares subscribed	841,628	37,654	155,135	97,866	640,237	252,885
Investment for trustee deferred compensation plan	62,711	1,863	29,405	31,004	304,522	24,379
Prepaid and other assets	19,494	13,027	15,339	16,484	41,496	3,769
Total Assets	286,875,355	32,307,191	271,635,978	65,811,591	1,493,446,326	178,216,242
Liabilities
Payable for investment securities purchased	0	2,428,128	0	0	3,533,930	426,651
Unrealized loss on forward foreign currency contracts	0	0	1,147,905	0	0	0
Payable for fund shares redeemed	401,261	326,197	428,670	51,137	831,779	260,054
Payable for investment advisory fee	220,907	12,676	250,092	2,318	260,578	42,129
Payable for administration fee	34,573	7,989	33,863	10,620	178,295	27,456
Payable for shareholder servicing reimbursements	13,560	3,809	34,735	5,199	161,186	20,109
Payable for trustee deferred compensation plan	62,711	1,863	29,405	31,004	304,522	24,379
Payable for transfer agent fee	5,520	850	7,554	2,766	18,669	1,917
Payable for audit fee	14,881	10,435	15,951	25,607	28,603	14,332
Payable for printing fee	18,857	3,304	34,909	4,392	71,491	4,543
Payable for trustee fee	10,033	896	14,780	2,112	45,764	4,070
Payable for custody fee	8,141	509	32,880	1,216	20,438	992
Payable for chief compliance officer fee	793	26	1,912	149	2,942	90
Other payables	13,578	13	10,396	9,975	33,608	1,043
Total Liabilities	804,815	2,796,695	2,043,052	146,495	5,491,805	827,765
Net Assets	$286,070,540	$29,510,496	$269,592,926	$65,665,096	$1,487,954,521	$177,388,477
Net Assets Consist of:
Paid-in capital	$223,422,551	$23,252,207	$248,561,500	$106,891,710	$1,454,633,326	$174,600,069
Accumulated net investment income/(loss)	1,930,386	(6,658)	(1,921,422)	(27,083)	(2,110,370)	(21,971)
Accumulated net realized gain/(loss) on investments, forward foreign currency contracts and foreign currency transactions	25,717,302	1,756,326	(13,900,756)	(40,395,735)	9,074,785	(52,433)
Net unrealized appreciation/(depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	35,000,301	4,508,621	36,853,604	(803,796)	26,356,780	2,862,812
Net Assets	$286,070,540	$29,510,496	$269,592,926	$65,665,096	$1,487,954,521	$177,388,477
Net Assets:
Retail Class	$110,931,974	$29,510,496	$269,592,926	$52,923,341	$1,344,972,328	$177,388,477
Institutional Class	175,138,566	N/A	N/A	12,741,755	142,982,193	N/A
Shares of Beneficial Interest Outstanding:
Retail Class	8,526,846	1,617,600	15,580,401	6,053,281	124,988,033	15,427,450
Institutional Class	13,427,780	N/A	N/A	1,477,228	13,441,843	N/A
Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding):
Retail Class	13.01	18.24	17.30	8.74	10.76	11.50
Institutional Class	13.04	N/A	N/A	8.63	10.64	N/A
Cost of Investments	$248,636,762	$24,800,939	$231,676,896	$65,646,629	$1,454,605,696	$173,961,476

See Notes to Financial Statements.

| p: 800.392.CORE (2673) | www.westcore.com

STATEMENTS OF OPERATIONS

WESTCORE FUNDS FOR THE SIX MONTHS ENDED JUNE 30, 2015 (UNAUDITED)

	Westcore Growth Fund	Westcore MIDCO Growth Fund	Westcore Select Fund	Westcore Small-Cap Growth Fund	Westcore Blue Chip Dividend Fund	Westcore Mid-Cap Value Dividend Fund
Investment Income
Dividends, net of foreign taxes*	$162,666	$229,266	$149,689	$11,778	$1,014,585	$606,806
Interest	0	0	0	0	0	0
Total Income	162,666	229,266	149,689	11,778	1,014,585	606,806

Expenses
Investment advisory fee	114,559	318,373	280,142	39,228	160,218	213,569
Administrative fee	23,915	66,447	58,475	5,323	33,441	38,631
Shareholder servicing reimbursement - Retail Class	20,639	32,536	57,968	339	14,398	44,293
Transfer agent fees	10,551	23,345	28,164	6,801	38,397	8,212
Independent pricing service fees	2,715	3,214	2,054	3,859	1,697	2,364
Legal fees	948	1,627	1,491	32	843	944
Printing fees	3,854	5,244	9,165	478	5,564	2,947
Registration fees	15,391	15,922	9,040	17,432	10,197	9,084
Audit and tax preparation fees	8,304	8,654	7,408	8,184	8,563	7,323
Custodian fees	3,804	6,348	5,048	11,299	2,818	1,882
Insurance	689	1,441	1,361	0	770	831
Trustee fees and expenses	2,563	5,366	5,133	359	2,948	2,980
Chief compliance officer fee	806	1,626	1,568	128	902	896
Other	3,196	3,702	2,337	4,807	3,598	3,403
Total expenses before waivers	211,934	493,845	469,354	98,269	284,354	337,359
Expenses waived by:
Investment advisor
Retail Class	(5,317)	0	0	(10,528)	(39,051)	0
Institutional Class	(9,335)	(8,594)	0	(57,654)	(5,167)	0
Net Expenses	197,282	485,251	469,354	30,087	240,136	337,359
Net Investment Income/(Loss)	(34,616)	(255,985)	(319,665)	(18,309)	774,449	269,447

Realized and Unrealized Gain/(Loss)
Net realized gain on investments	5,016,334	6,311,294	4,242,025	333,963	4,259,791	4,998,188
Net realized loss on forward foreign currency contracts and foreign currency transactions	0	0	0	0	(143,690)	0
Net change in unrealized appreciation/(depreciation) on investments	(2,816,753)	645,006	(896,393)	171,009	(5,541,332)	(4,716,459)
Net change in unrealized depreciation on forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	0	0	0	0	(176,679)	0
Net Realized And Unrealized Gain/(Loss)	2,199,581	6,956,300	3,345,632	504,972	(1,601,910)	281,729
Net Increase/(Decrease) in Net Assets Resulting from Operations	$2,164,965	$6,700,315	$3,025,967	$486,663	$(827,461)	$551,176

*Foreign tax withholdings	$0	$1,127	$0	$66	$45,168	$3,647

See Notes to Financial Statements.

| 2015 Semi-Annual Report

STATEMENTS OF OPERATIONS

WESTCORE FUNDS FOR THE SIX MONTHS ENDED JUNE 30, 2015 (UNAUDITED)

	Westcore Small-Cap Value Dividend Fund	Westcore Micro-Cap Opportunity Fund	Westcore International Small-Cap Fund	Westcore Flexible Income Fund	Westcore Plus Bond Fund	Westcore Colorado Tax-Exempt Fund
Investment Income
Dividends, net of foreign taxes*	$3,702,245	$211,956	$4,353,966	$122,183	$622,294	$273
Interest	0	0	0	1,725,068	24,648,378	2,859,808
Total Income	3,702,245	211,956	4,353,966	1,847,251	25,270,672	2,860,081

Expenses
Investment advisory fee	1,505,597	175,828	1,721,824	147,989	2,629,089	338,722
Administrative fee	204,276	23,862	194,665	44,613	1,019,060	114,872
Shareholder servicing reimbursement - Retail Class	98,270	28,664	224,601	35,937	1,032,172	122,857
Transfer agent fees	22,296	7,641	26,256	11,950	68,758	9,602
Independent pricing service fees	3,640	7,411	4,693	4,931	18,738	12,866
Legal fees	5,164	625	6,221	10,491	24,976	2,708
Printing fees	18,557	3,576	30,532	4,387	73,725	5,139
Registration fees	17,885	9,426	12,564	14,956	24,078	2,380
Audit and tax preparation fees	9,583	6,783	10,164	20,975	17,831	9,747
Custodian fees	14,786	8,480	51,148	2,450	44,007	4,355
Insurance	4,828	513	5,778	1,017	22,194	2,184
Trustee fees and expenses	16,505	1,805	17,936	3,496	79,928	8,283
Chief compliance officer fee	5,005	537	5,625	1,060	24,087	2,487
Other	6,284	3,755	10,148	6,705	20,921	3,776
Total expenses before waivers	1,932,676	278,906	2,322,155	310,957	5,099,564	639,978
Expenses waived by:
Investment advisor
Retail Class	(48,857)	(50,330)	(169,876)	(22,823)	(969,466)	(89,555)
Institutional Class	(77,239)	0	0	(10,920)	(92,123)	0
Net Expenses	1,806,580	228,576	2,152,279	277,214	4,037,975	550,423
Net Investment Income/(Loss)	1,895,665	(16,620)	2,201,687	1,570,037	21,232,697	2,309,658

Realized and Unrealized Gain/(Loss)
Net realized gain on investments	18,700,106	2,259,906	663,324	498,222	5,111,852	32,723
Net realized loss on forward foreign currency contracts and foreign currency transactions	0	0	(16,744,991)	0	0	0
Net change in unrealized appreciation/(depreciation) on investments	(30,937,076)	(1,440,451)	16,867,080	(877,479)	(24,930,205)	(2,101,901)
Net change in unrealized appreciation on forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	0	0	7,624,464	0	0	0
Net Realized And Unrealized Gain/(Loss)	(12,236,970)	819,455	8,409,877	(379,257)	(19,818,353)	(2,069,178)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(10,341,305)	$802,835	$10,611,564	$1,190,780	$1,414,344	$240,480

*Foreign tax withholdings	$6,700	$6,261	$362,376	$0	$0	$0

See Notes to Financial Statements.

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STATEMENTS OF CHANGES IN NET ASSETS

	Westcore Growth Fund		Westcore MIDCO Growth Fund		Westcore Select Fund
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase/(Decrease) in Net Assets from:

Operations:
Net investment loss	$(34,616)	$(105,579)	$(255,985)	$(582,786)	$(319,665)	$(694,394)
Net realized gain	5,016,334	12,814,584	6,311,294	18,237,820	4,242,025	23,213,005
Change in unrealized net appreciation/(depreciation)	(2,816,753)	(9,968,152)	645,006	(13,582,242)	(896,393)	(18,255,250)
Net increase/(decrease) in net assets resulting from operations	2,164,965	2,740,853	6,700,315	4,072,792	3,025,967	4,263,361

Distributions to Shareholders (Note 2):
From net realized capital gains
Retail Class	0	(8,579,448)	0	(15,832,066)	0	0
Institutional Class	0	(1,873,085)	0	(4,074,954)	N/A	N/A
Decrease in net assets from distributions to shareholders	0	(10,452,533)	0	(19,907,020)	0	0

Beneficial Interest Transactions (Note 3):
Shares sold
Retail Class	740,419	4,002,106	2,619,929	13,240,387	1,714,216	10,127,474
Institutional Class	501,854	6,529,789	1,243,430	8,671,616	N/A	N/A
Shares issued in reinvestment of distributions
Retail Class	0	8,487,829	0	15,510,199	0	0
Institutional Class	0	1,864,597	0	4,072,828	N/A	N/A
Cost of shares redeemed
Retail Class	(9,133,157)	(41,979,969)	(5,280,015)	(24,631,922)	(14,383,167)	(34,701,608)
Institutional Class	(2,792,200)	(9,137,052)	(1,481,935)	(4,283,213)	N/A	N/A
Net increase/(decrease) resulting from beneficial interest transactions	(10,683,084)	(30,232,700)	(2,898,591)	12,579,895	(12,668,951)	(24,574,134)
Redemption Fees	0	0	0	0	0	0
Net Increase/(Decrease) in Net Assets	(8,518,119)	(37,944,380)	3,801,724	(3,254,333)	(9,642,984)	(20,310,773)

Net Assets:
Beginning of year	40,923,648	78,868,028	94,984,800	98,239,133	90,747,118	111,057,891
End of period*	$32,405,529	$40,923,648	$98,786,524	$94,984,800	$81,104,134	$90,747,118
*Accumulated net investment income/(loss) of:	$(75,212)	$(40,596)	$(511,980)	$(255,995)	$(354,275)	$(34,610)

See Notes to Financial Statements.

| 2015 Semi-Annual Report

STATEMENTS OF CHANGES IN NET ASSETS

	Westcore Small-Cap Growth Fund		Westcore Blue Chip Dividend Fund		Westcore Mid-Cap Value Dividend Fund
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase/(Decrease) in Net Assets from:

Operations:
Net investment income/(loss)	$(18,309)	$(21,896)	$774,449	$961,504	$269,447	$526,257
Net realized gain/(loss)	333,963	(8,459)	4,116,101	2,137,156	4,998,188	6,424,375
Change in unrealized net appreciation/(depreciation)	171,009	418,588	(5,718,011)	(572,960)	(4,716,459)	(258,525)
Net increase/(decrease) in net assets resulting from operations	486,663	388,233	(827,461)	2,525,700	551,176	6,692,107

Distributions to Shareholders (Note 2):
From net investment income
Retail Class	0	0	(680,185)	(888,635)	0	(599,998)
Institutional Class	0	0	(71,465)	(102,309)	N/A	N/A
From net realized capital gains
Retail Class	0	0	0	(2,628,991)	0	(4,184,831)
Institutional Class	0	0	0	(263,363)	N/A	N/A
Decrease in net assets from distributions to shareholders	0	0	(751,650)	(3,883,298)	0	(4,784,829)

Beneficial Interest Transactions (Note 3):
Shares sold
Retail Class	15,130	630,630	187,283	1,400,998	3,561,633	6,182,266
Institutional Class	954,912	5,863,749	281,708	1,422,613	N/A	N/A
Shares issued in reinvestment of distributions
Retail Class	0	0	583,464	2,990,104	0	4,688,429
Institutional Class	0	0	71,465	365,672	N/A	N/A
Cost of shares redeemed
Retail Class	(48,171)	(109,499)	(4,649,131)	(10,477,395)	(8,314,771)	(7,657,831)
Institutional Class	(2,813,959)	(495,739)	(949,792)	(2,967,430)	N/A	N/A
Net increase/(decrease) resulting from beneficial interest transactions	(1,892,088)	5,889,141	(4,475,003)	(7,265,438)	(4,753,138)	3,212,864
Redemption Fees	0	745	0	0	0	0
Net Increase/(Decrease) in Net Assets	(1,405,425)	6,278,119	(6,054,114)	(8,623,036)	(4,201,962)	5,120,142

Net Assets:
Beginning of year	8,661,704	2,383,585	51,177,937	59,800,973	58,402,037	53,281,895
End of period*	$7,256,279	$8,661,704	$45,123,823	$51,177,937	$54,200,075	$58,402,037
*Accumulated net investment income/(loss) of:	$(18,131)	$178	$(722)	$(23,521)	$264,869	$(4,578)

See Notes to Financial Statements.

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STATEMENTS OF CHANGES IN NET ASSETS

	Westcore Small-Cap Value Dividend Fund		Westcore Micro-Cap Opportunity Fund		Westcore International Small-Cap Fund
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase/(Decrease) in Net Assets from:

Operations:
Net investment income/(loss)	$1,895,665	$3,698,458	$(16,620)	$(16,817)	$2,201,687	$7,141,599
Net realized gain/(loss)	18,700,106	37,134,437	2,259,906	(474,118)	(16,081,667)	8,604,070
Change in unrealized net appreciation/(depreciation)	(30,937,076)	(19,540,550)	(1,440,451)	1,438,393	24,491,544	(99,543,129)
Net increase/(decrease) in net assets resulting from operations	(10,341,305)	21,292,345	802,835	947,458	10,611,564	(83,797,460)

Distributions to Shareholders (Note 2):
From net investment income
Retail Class	0	(1,447,079)	0	0	0	(115,857)
Institutional Class	0	(2,202,864)	N/A	N/A	N/A	N/A
From net realized capital gains
Retail Class	0	(16,162,790)	0	(339,905)	0	(9,681,932)
Institutional Class	0	(21,128,919)	N/A	N/A	N/A	N/A
Decrease in net assets from distributions to shareholders	0	(40,941,652)	0	(339,905)	0	(9,797,789)

Beneficial Interest Transactions (Note 3):
Shares sold
Retail Class	8,030,967	19,601,937	8,782,257	23,935,851	21,538,932	79,700,379
Institutional Class	21,609,925	105,643,720	N/A	N/A	N/A	N/A
Shares issued in reinvestment of distributions
Retail Class	0	14,543,877	0	339,756	0	9,481,216
Institutional Class	0	22,322,084	N/A	N/A	N/A	N/A
Cost of shares redeemed
Retail Class	(34,119,361)	(53,595,637)	(17,280,937)	(8,464,145)	(57,214,795)	(181,718,169)
Institutional Class	(30,721,203)	(74,450,357)	N/A	N/A	N/A	N/A
Net increase/(decrease) resulting from beneficial interest transactions	(35,199,672)	34,065,624	(8,498,680)	15,811,462	(35,675,863)	(92,536,574)
Redemption Fees	0	0	272	256	0	0
Net Increase/(Decrease) in Net Assets	(45,540,977)	14,416,317	(7,695,573)	16,419,271	(25,064,299)	(186,131,823)

Net Assets:
Beginning of year	331,611,517	317,195,200	37,206,069	20,786,798	294,657,225	480,789,048
End of period*	$286,070,540	$331,611,517	$29,510,496	$37,206,069	$269,592,926	$294,657,225
*Accumulated net investment income/(loss) of:	$1,930,386	$34,721	$(6,658)	$9,962	$(1,921,422)	$(4,123,109)

See Notes to Financial Statements.

| 2015 Semi-Annual Report

STATEMENTS OF CHANGES IN NET ASSETS

	Westcore Flexible Income Fund		Westcore Plus Bond Fund		Westcore Colorado Tax-Exempt Fund
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase/(Decrease) in Net Assets from:

Operations:
Net investment income	$1,570,037	$3,495,192	$21,232,697	$45,449,685	$2,309,658	$3,847,739
Net realized gain	498,222	1,524,732	5,111,852	15,212,631	32,723	437,241
Change in unrealized net appreciation/(depreciation)	(877,479)	(1,746,070)	(24,930,205)	23,944,141	(2,101,901)	4,851,508
Net increase/(decrease) in net assets resulting from operations	1,190,780	3,273,854	1,414,344	84,606,457	240,480	9,136,488

Distributions to Shareholders (Note 2):
From net investment income
Retail Class	(1,489,914)	(3,279,551)	(21,533,890)	(41,087,079)	(2,304,548)	(3,847,919)
Institutional Class	(155,655)	(262,317)	(2,415,892)	(6,383,180)	N/A	N/A
From net realized capital gains
Retail Class	0	0	0	(7,952,389)	0	0
Institutional Class	0	0	0	(907,894)	N/A	N/A
Decrease in net assets from distributions to shareholders	(1,645,569)	(3,541,868)	(23,949,782)	(56,330,542)	(2,304,548)	(3,847,919)

Beneficial Interest Transactions (Note 3):
Shares sold
Retail Class	5,073,997	8,860,071	179,531,361	339,549,158	31,147,701	46,912,694
Institutional Class	9,025,793	2,466,848	47,248,925	37,650,445	N/A	N/A
Shares issued in reinvestment of distributions
Retail Class	1,407,053	3,083,271	20,940,998	47,639,061	2,106,302	3,492,862
Institutional Class	155,655	262,168	2,327,136	7,107,791	N/A	N/A
Cost of shares redeemed
Retail Class	(12,976,870)	(13,588,990)	(189,949,175)	(267,482,334)	(12,773,271)	(15,205,552)
Institutional Class	(1,435,290)	(2,066,890)	(56,432,857)	(124,679,365)	N/A	N/A
Net increase/(decrease) resulting from beneficial interest transactions	1,250,338	(983,522)	3,666,388	39,784,756	20,480,732	35,200,004
Redemption Fees	29	5,712	0	0	0	0
Net Increase/(Decrease) in Net Assets	795,578	(1,245,824)	(18,869,050)	68,060,671	18,416,664	40,488,573

Net Assets:
Beginning of year	64,869,518	66,115,342	1,506,823,571	1,438,762,900	158,971,813	118,483,240
End of period*	$65,665,096	$64,869,518	$1,487,954,521	$1,506,823,571	$177,388,477	$158,971,813
*Accumulated net investment income/(loss) of:	$(27,083)	$48,449	$(2,110,370)	$606,715	$(21,971)	$(27,081)

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the period indicated.

	Income from Investment Operations						Distributions

Year or Period Ended	Net Asset Value Beginning of the Period	Net Investment Income/(Loss)		Net Realized And Unrealized Gain/(Loss) on Investments	Total Income/(Loss) from Investment Operations	Dividends from Net Investment Income	Dividends From Net Realized Gain on Investments	Tax Return of Capital		Total Distributions
WESTCORE GROWTH FUND
Retail Class
06/30/15 (Unaudited)	$12.72	$(0.01	)(a)	$0.78	$0.77	$(0.00)	$(0.00)	$(0.00)		$(0.00)
12/31/14	15.98	(0.03	)(a)	1.04	1.01	(0.00)	(4.27)	(0.00)		(4.27)
12/31/13	14.07	(0.03	)(a)	4.62	4.59	(0.00)	(2.68)	(0.00)		(2.68)
12/31/12	12.46	0.05	(a)	1.83	1.88	(0.05)	(0.22)	(0.00)		(0.27)
12/31/11	12.54	(0.03	)(a)	(0.05)	(0.08)	(0.00)	(0.00)	(0.00	)(d)	(0.00)
12/31/10	10.88	(0.01)		1.67	1.66	(0.00)	(0.00)	(0.00	)(d)	(0.00)
Institutional Class
06/30/15 (Unaudited)	12.88	(0.00	)(a)(d)	0.80	0.80	(0.00)	(0.00)	(0.00)		(0.00)
12/31/14	16.10	0.00	(a)(d)	1.05	1.05	(0.00)	(4.27)	(0.00)		(4.27)
12/31/13	14.14	0.01	(a)	4.63	4.64	(0.00)	(2.68)	(0.00)		(2.68)
12/31/12	12.50	0.04	(a)	1.88	1.92	(0.06)	(0.22)	(0.00)		(0.28)
12/31/11	12.56	0.00	(a)(d)	(0.06)	(0.06)	(0.00)	(0.00)	(0.00	)(d)	(0.00)
12/31/10	10.88	0.01		1.67	1.68	(0.00)	(0.00)	(0.00	)(d)	(0.00)
WESTCORE MIDCO GROWTH FUND
Retail Class
06/30/15 (Unaudited)	5.37	(0.02	)(a)	0.40	0.38	(0.00)	(0.00)	(0.00)		(0.00)
12/31/14	6.65	(0.04	)(a)	0.32	0.28	(0.00)	(1.56)	(0.00)		(1.56)
12/31/13	6.11	(0.05	)(a)	2.75	2.70	(0.00)	(2.16)	(0.00)		(2.16)
12/31/12	5.90	(0.01	)(a)	0.28	0.27	(0.00)	(0.06)	(0.00)		(0.06)
12/31/11	6.77	(0.02	)(a)	(0.47)	(0.49)	(0.00)	(0.38)	(0.00	)(d)	(0.38)
12/31/10	5.20	(0.01)		1.58	1.57	(0.00)	(0.00)	(0.00	)(d)	(0.00)
Institutional Class
06/30/15 (Unaudited)	5.48	(0.01	)(a)	0.40	0.39	(0.00)	(0.00)	(0.00)		(0.00)
12/31/14	6.74	(0.03	)(a)	0.33	0.30	(0.00)	(1.56)	(0.00)		(1.56)
12/31/13	6.16	(0.04	)(a)	2.78	2.74	(0.00)	(2.16)	(0.00)		(2.16)
12/31/12	5.93	0.00	(a)(d)	0.29	0.29	(0.00)	(0.06)	(0.00)		(0.06)
12/31/11	6.80	(0.01	)(a)	(0.48)	(0.49)	(0.00)	(0.38)	(0.00	)(d)	(0.38)
12/31/10	5.22	(0.00	)(d)	1.58	1.58	(0.00)	(0.00)	(0.00	)(d)	(0.00)

(a)	Calculated using the average shares method.
(b)	Total return and portfolio turnover are not annualized for periods less than one full year.
(c)	Annualized.
(d)	Less than $0.005 and $(0.005) per share.

| 2015 Semi-Annual Report

								Ratios/Supplemental Data

Paid-in Capital from Redemption Fees		Net Asset Value End of Period	Total Return		Net Assets, End of Period (in Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Without Fee Waivers		Ratio of Net Investment Income/(Loss) to Average Net Assets		Ratio of Net Investment Income/(Loss) to Average Net Assets Without Fee Waivers		Portfolio Turnover Rate

$0.00		$13.49	6.05	%(b)	$27,384	1.15	%(c)	1.19	%(c)	(0.23	%)(c)	(0.27	%)(c)	44	%(b)
0.00		12.72	6.79%		33,954	1.11%		1.11%		(0.21%)		(0.21%)		144%
0.00		15.98	32.93%		69,632	1.09%		1.09%		(0.17%)		(0.17%)		182%
0.00	(d)	14.07	15.13%		66,514	1.11%		1.11%		0.36%		0.36%		167%
0.00	(d)	12.46	(0.64%)		59,311	1.11%		1.11%		(0.22%)		(0.22%)		130%
0.00	(d)	12.54	15.26%		108,694	1.08%		1.08%		(0.07%)		(0.07%)		99%

0.00		13.68	6.21	%(b)	5,022	0.95	%(c)	1.30	%(c)	(0.03	%)(c)	(0.38	%)(c)	44	%(b)
0.00		12.88	6.98%		6,970	0.91%		1.05%		0.00%		(0.14%)		144%
0.00		16.10	33.13%		9,236	0.89%		1.14%		0.06%		(0.20%)		182%
0.00	(d)	14.14	15.37%		4,564	0.92%		1.32%		0.31%		(0.09%)		167%
0.00	(d)	12.50	(0.48%)		8,637	0.95%		1.70%		0.02%		(0.73%)		130%
0.00	(d)	12.56	15.44%		3,271	0.94%		2.13%		0.08%		(1.11%)		99%

0.00		5.75	7.08	%(b)	77,338	1.02	%(c)	1.02	%(c)	(0.55	%)(c)	(0.55	%)(c)	30	%(b)
0.00		5.37	4.56%		74,747	1.03%		1.03%		(0.61%)		(0.61%)		88%
0.00		6.65	44.67%		83,008	1.05%		1.05%		(0.67%)		(0.67%)		117%
0.00	(d)	6.11	4.64%		74,221	1.05%		1.05%		(0.12%)		(0.12%)		114%
0.00	(d)	5.90	(7.20%)		96,762	1.06%		1.06%		(0.25%)		(0.25%)		113%
0.00	(d)	6.77	30.19%		104,119	1.05%		1.05%		(0.19%)		(0.19%)		98%

0.00		5.87	7.12	%(b)	21,449	0.89	%(c)	0.97	%(c)	(0.42	%)(c)	(0.50	%)(c)	30	%(b)
0.00		5.48	4.79%		20,238	0.89%		0.98%		(0.46%)		(0.55%)		88%
0.00		6.74	44.94%		15,231	0.88%		0.95%		(0.53%)		(0.60%)		117%
0.00	(d)	6.16	4.96%		33,482	0.87%		0.93%		0.06%		0.01%		114%
0.00	(d)	5.93	(7.17%)		38,396	0.92%		0.97%		(0.11%)		(0.16%)		113%
0.00	(d)	6.80	30.27%		42,072	0.93%		0.98%		(0.07%)		(0.12%)		98%

See Notes to Financial Statements.

| p: 800.392.CORE (2673) | www.westcore.com

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the period indicated.

	Income from Investment Operations						Distridutions

Year or Period Ended	Net Asset Value Deginning of the Period	Net Investment Income/(Loss)		Net Realized And Unrealized Gain/(Loss) on Investments	Total Income/(Loss) from Investment Operations	Dividends from Net Investment Income	Dividends From Net Realized Gain on Investments	Tax Return of Capital		Total Distridutions
WESTCORE SELECT FUND
Retail Class
06/30/15 (Unaudited)	$25.31	$(0.10	)(a)	$0.95	$0.85	$(0.00)	$(0.00)	$(0.00)		$(0.00)
12/31/14	24.21	(0.17	)(a)	1.27	1.10	(0.00)	(0.00)	(0.00)		(0.00)
12/31/13	16.60	(0.14	)(a)	7.75	7.61	(0.00)	(0.00)	(0.00)		(0.00)
12/31/12	18.71	(0.09	)(a)	(2.02)	(2.11)	(0.00)	(0.00)	(0.00)		(0.00)
12/31/11	21.07	(0.08	)(a)	(2.17)	(2.25)	(0.00)	(0.12)	(0.00	)(d)	(0.12)
12/31/10	16.14	(0.01)		4.93	4.92	(0.00)	(0.00)	(0.00	)(d)	(0.00)
WESTCORE SMALL-CAP GROWTH FUND
Retail Class
06/30/15 (Unaudited)	10.52	(0.05	)(a)	0.65	0.60	(0.00)	(0.00)	(0.00)		(0.00)
12/31/14	10.13	(0.10	)(a)	0.49	0.39	(0.00)	(0.00)	(0.00)		(0.00)
12/31/13 (e)	10.00	(0.00	)(a)(d)	0.13	0.13	(0.00)	(0.00)	(0.00)		(0.00)
Institutional Class
06/30/15 (Unaudited)	10.56	(0.02	)(a)	0.66	0.64	(0.00)	(0.00)	(0.00)		(0.00)
12/31/14	10.13	(0.04	)(a)	0.47	0.43	(0.00)	(0.00)	(0.00)		(0.00)
12/31/13 (e)	10.00	(0.00	)(a)(d)	0.13	0.13	(0.00)	(0.00)	(0.00)		(0.00)
WESTCORE BLUE CHIP DIVIDEND FUND
Retail Class
06/30/15 (Unaudited)	10.57	0.16	(a)	(0.36)	(0.20)	(0.16)	(0.00)	(0.00)		(0.16)
12/31/14	10.91	0.19	(a)	0.28	0.47	(0.19)	(0.62)	(0.00)		(0.81)
12/31/13 (h)	12.00	0.18	(a)	2.68	2.86	(0.21)	(3.74)	(0.00)		(3.95)
12/31/12	11.49	0.14	(a)	1.40	1.54	(0.16)	(0.87)	(0.00)		(1.03)
12/31/11	11.12	0.13	(a)	0.43	0.56	(0.16)	(0.05)	(0.00)		(0.21)
12/31/10	10.76	0.07		0.36	0.43	(0.07)	(0.00)	(0.00)		(0.07)
Institutional Class
06/30/15 (Unaudited)	10.51	0.17	(a)	(0.36)	(0.19)	(0.17)	(0.00)	(0.00)		(0.17)
12/31/14	10.85	0.21	(a)	0.28	0.49	(0.21)	(0.62)	(0.00)		(0.83)
12/31/13 (h)	11.96	0.20	(a)	2.67	2.87	(0.24)	(3.74)	(0.00)		(3.98)
12/31/12	11.46	0.17	(a)	1.39	1.56	(0.19)	(0.87)	(0.00)		(1.06)
12/31/11	11.10	0.13	(a)	0.46	0.59	(0.19)	(0.05)	(0.00)		(0.24)
12/31/10	10.76	0.09		0.35	0.44	(0.10)	(0.00)	(0.00)		(0.10)

(a)	Calculated using the average shares method.
(b)	Total return and portfolio turnover are not annualized for periods less than one full year.
(c)	Annualized.
(d)	Less than $0.005 and $(0.005) per share.
(e)	Commenced operations on December 20, 2013.
(f)	Ratios before fee waivers for startup periods may not be representative of long term operating results.

| 2015 Semi-Annual Report

								Ratios/Supplemental Data

Paid-in Capital from Redemption Fees		Net Asset Value End of Period	Total Return		Net Assets, End of Period (in Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Without Fee Waivers		Ratio of Net Investment Income/(Loss) to Average Net Assets		Ratio of Net Investment Income/(Loss) to Average Net Assets Without Fee Waivers		Portfolio Turnover Rate

$0.00		$26.16	3.36	%(b)	$81,104	1.09	%(c)	1.09	%(c)	(0.74	%)(c)	(0.74	%)(c)	28	%(b)
0.00		25.31	4.54%		90,747	1.09%		1.09%		(0.68%)		(0.68%)		115%
0.00		24.21	45.84%		111,058	1.08%		1.08%		(0.70%)		(0.70%)		106%
0.00	(d)	16.60	(11.28%)		178,503	1.06%		1.06%		(0.50%)		(0.50%)		167%
0.01		18.71	(10.61%)		681,200	1.05%		1.05%		(0.39%)		(0.39%)		155%
0.01		21.07	30.55%		392,174	1.07%		1.07%		(0.11%)		(0.11%)		143%

0.00		11.12	5.70	%(b)	599	1.30	%(c)	4.91	%(c)	(0.99	%)(c)	(4.60	%)(c)	33	%(b)
0.00	(d)	10.52	3.85%		599	1.30%		5.18	%(f)	(1.01%)		(4.89	%)(f)	89%
0.00		10.13	1.30	%(b)	69	1.30	%(c)	12.91	%(c)(f)	(0.98	%)(c)	(12.60	%)(c)(f)	0	%(b)

0.00		11.20	6.06	%(b)	6,657	0.72	%(c)(g)	2.31	%(c)	(0.42	%)(c)	(2.01	%)(c)	33	%(b)
0.00	(d)	10.56	4.24%		8,063	0.76	%(g)	3.61	%(f)	(0.44%)		(3.29	%)(f)	89%
0.00		10.13	1.30	%(b)	2,314	1.06	%(c)	12.52	%(c)(f)	(0.75	%)(c)	(12.22	%)(c)(f)	0	%(b)

0.00		10.21	(1.90	%)(b)	41,112	0.99	%(c)	1.16	%(c)	3.13	%(c)	2.96	%(c)	26	%(b)
0.00		10.57	4.43%		46,432	0.99%		1.14%		1.67%		1.52%		18%
0.00		10.91	24.53%		53,780	1.10	%(i)	1.14%		1.31%		1.27%		91%
0.00	(d)	12.00	13.39%		55,215	1.15%		1.17%		1.13%		1.11%		9%
0.02		11.49	5.19%		61,295	1.15%		1.30%		1.12%		0.97%		37%
0.00	(d)	11.12	3.99%		14,610	1.15%		1.28%		0.65%		0.52%		39%

0.00		10.15	(1.86	%)(b)	4,011	0.82	%(c)	1.05	%(c)	3.28	%(c)	3.05	%(c)	26	%(b)
0.00		10.51	4.66%		4,746	0.82%		1.01%		1.88%		1.69%		18%
0.00		10.85	24.72%		6,021	0.92%		0.98%		1.49%		1.43%		91%
0.00	(d)	11.96	13.66%		6,612	0.92%		1.06%		1.35%		1.21%		9%
0.01		11.46	5.34%		7,809	1.00%		1.17%		1.11%		0.94%		37%
0.00	(d)	11.10	4.05%		20,667	1.05%		1.11%		0.76%		0.70%		39%

(g)
Net expense ratio is significantly less than expected rate in prospectus of 1.15% due to the higher asset levels in the institutional class compared to the retail class. If the retail class assets increase relative to the institutional class assets it is expected that the net expense ratio will be closer to the 1.15% expected rate.

(h)	Prior to April 30, 2013 known as the Westcore Blue Chip Fund.
(i)	Contractual expense limitation change from 1.15% to 0.99% effective September 1, 2013.

See Notes to Financial Statements.

| p: 800.392.CORE (2673) | www.westcore.com

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the period indicated.

	Income from Investment Operations						Distributions

Year or Period Ended	Net Asset Value Beginning of the Period	Net Investment Income/(Loss)		Net Realized And Unrealized Gain/(Loss) on Investments	Total Income/(Loss) from Investment Operations	Dividends from Net Investment Income	Dividends From Net Realized Gain on Investments	Tax Return of Capital	Total Distributions
WESTCORE MID-CAP VALUE DIVIDEND FUND
Retail Class
06/30/15 (Unaudited)	$26.87	$0.13	(b)	$0.10	$0.23	$(0.00)	$(0.00)	$(0.00)	$(0.00)
12/31/14	26.01	0.26	(b)	2.98	3.24	(0.30)	(2.08)	(0.00)	(2.38)
12/31/13 (a)	20.11	0.23	(b)	5.91	6.14	(0.24)	(0.00)	(0.00)	(0.24)
12/31/12	18.10	0.19	(b)	2.05	2.24	(0.23)	(0.00)	(0.00)	(0.23)
12/31/11	18.26	0.15	(b)	(0.15)	0.00	(0.16)	(0.00)	(0.00)	(0.16)
12/31/10	15.27	0.08		3.00	3.08	(0.09)	(0.00)	(0.00)	(0.09)
WESTCORE SMALL-CAP VALUE DIVIDEND FUND
Retail Class
06/30/15 (Unaudited)	13.45	0.07	(b)	(0.51)	(0.44)	(0.00)	(0.00)	(0.00)	(0.00)
12/31/14	14.38	0.14	(b)	0.75	0.89	(0.15)	(1.67)	(0.00)	(1.82)
12/31/13 (f)	12.65	0.11	(b)	4.45	4.56	(0.13)	(2.70)	(0.00)	(2.83)
12/31/12	11.82	0.11	(b)	1.03	1.14	(0.13)	(0.18)	(0.00)	(0.31)
12/31/11	11.97	0.09	(b)	(0.13)	(0.04)	(0.11)	(0.00)	(0.00)	(0.11)
12/31/10	9.51	0.11		2.46	2.57	(0.11)	(0.00)	(0.00)	(0.11)
Institutional Class
06/30/15 (Unaudited)	13.47	0.09	(b)	(0.52)	(0.43)	(0.00)	(0.00)	(0.00)	(0.00)
12/31/14	14.40	0.17	(b)	0.74	0.91	(0.17)	(1.67)	(0.00)	(1.84)
12/31/13 (f)	12.64	0.14	(b)	4.46	4.60	(0.14)	(2.70)	(0.00)	(2.84)
12/31/12	11.80	0.13	(b)	1.02	1.15	(0.13)	(0.18)	(0.00)	(0.31)
12/31/11	11.97	0.11	(b)	(0.15)	(0.04)	(0.13)	(0.00)	(0.00)	(0.13)
12/31/10	9.51	0.11		2.47	2.58	(0.12)	(0.00)	(0.00)	(0.12)
WESTCORE MICRO-CAP OPPORTUNITY FUND
Retail Class
06/30/15 (Unaudited)	17.96	(0.01	)(b)	0.29	0.28	(0.00)	(0.00)	(0.00)	(0.00)
12/31/14	17.69	(0.01	)(b)	0.44	0.43	(0.00)	(0.16)	(0.00)	(0.16)
12/31/13	12.35	(0.00	)(b)(e)	5.70	5.70	(0.01)	(0.35)	(0.00)	(0.36)
12/31/12	11.15	0.11	(b)	1.62	1.73	(0.14)	(0.39)	(0.00)	(0.53)
12/31/11	11.56	(0.02	)(b)	(0.40)	(0.42)	(0.00)	(0.00)	(0.00)	(0.00)
12/31/10	8.66	(0.03)		2.93	2.90	(0.00)	(0.00)	(0.00)	(0.00)

(a)	Prior to April 30, 2013 known as the Westcore Mid-Cap Value Fund.
(b)	Calculated using the average shares method.
(c)	Total return and portfolio turnover are not annualized for periods less than one full year.
(d)	Annualized.
(e)	Less than $0.005 and $(0.005) per share.
(f)	Prior to April 30, 2013 known as Westcore Small-Cap Value Fund.

| 2015 Semi-Annual Report

								Ratios/Supplemental Data

Paid-in Capital from Redemption Fees		Net Asset Value End of Period	Total Return		Net Assets, End of Period (in Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Without Fee Waivers		Ratio of Net Investment Income/(Loss) to Average Net Assets		Ratio of Net Investment Income/(Loss) to Average Net Assets Without Fee Waivers		Portfolio Turnover Rate

$0.00		$27.10	0.86	%(c)	$54,200	1.18	%(d)	1.18	%(d)	0.95	%(d)	0.95	%(d)	24	%(c)
(0.00	)(e)	26.87	12.69%		58,402	1.19%		1.19%		0.95%		0.95%		51%
0.00		26.01	30.57%		53,282	1.24%		1.24%		0.96%		0.96%		51%
0.00	(e)	20.11	12.39%		40,341	1.25%		1.26%		0.96%		0.96%		21%
0.00	(e)	18.10	(0.02%)		43,190	1.25%		1.29%		0.82%		0.78%		32%
0.00	(e)	18.26	20.18%		46,413	1.25%		1.27%		0.43%		0.41%		33%

0.00		13.01	(3.27	%)(c)	110,932	1.30	%(d)	1.38	%(d)	1.15	%(d)	1.07	%(d)	29	%(c)
0.00	(e)	13.45	6.46%		141,445	1.30%		1.40%		0.97%		0.87%		70%
0.00		14.38	36.49%		169,821	1.30%		1.39%		0.76%		0.67%		53%
0.00	(e)	12.65	9.69%		189,858	1.30%		1.39%		0.87%		0.78%		35%
0.00	(e)	11.82	(0.31%)		196,764	1.30%		1.42%		0.77%		0.66%		40%
0.00	(e)	11.97	27.03%		242,817	1.30%		1.39%		1.03%		0.93%		39%

0.00		13.04	(3.19	%)(c)	175,139	1.13	%(d)	1.22	%(d)	1.34	%(d)	1.25	%(d)	29	%(c)
0.00	(e)	13.47	6.62%		190,166	1.11%		1.21%		1.20%		1.10%		70%
0.00		14.40	36.86%		147,374	1.12%		1.22%		0.94%		0.84%		53%
0.00	(e)	12.64	9.78%		124,052	1.14%		1.24%		1.07%		0.96%		35%
0.00	(e)	11.80	(0.31%)		92,446	1.16%		1.29%		0.92%		0.79%		40%
0.00	(e)	11.97	27.15%		114,286	1.18%		1.29%		1.17%		1.07%		39%

0.00	(e)	18.24	1.56	%(c)	29,510	1.30	%(d)	1.59	%(d)	(0.09	%)(d)	(0.38	%)(d)	74	%(c)
0.00	(e)	17.96	2.49%		37,206	1.30%		1.60%		(0.05%)		(0.35%)		72%
0.00	(e)	17.69	46.20%		20,787	1.30%		1.95%		(0.01%)		(0.66%)		52%
0.00	(e)	12.35	15.60%		2,986	1.30%		4.71%		0.94%		(2.47%)		132%
0.01		11.15	(3.55%)		1,734	1.30%		8.07%		(0.14%)		(6.91%)		88%
0.00	(e)	11.56	33.49%		1,594	1.30%		6.96%		(0.25%)		(5.91%)		107%

See Notes to Financial Statements.

| p: 800.392.CORE (2673) | www.westcore.com

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the period indicated.

	Income from Investment Operations						Distributions

Year or Period Ended	Net Asset Value Beginning of the Period	Net Investment Income/(Loss)		Net Realized And Unrealized Gain/(Loss) on Investments	Total Income/(Loss) from Investment Operations	Dividends from Net Investment Income	Dividends From Net Realized Gain on Investments	Tax Return of Capital		Total Distributions
WESTCORE INTERNATIONAL SMALL-CAP FUND
Retail Class
06/30/15 (Unaudited)	$16.71	$0.13	(a)	$0.46	$0.59	$(0.00)	$(0.00)	$(0.00)		$(0.00)
12/31/14	21.26	0.33	(a)	(4.34)	(4.01)	(0.01)	(0.53)	(0.00)		(0.54)
12/31/13	17.94	0.35	(a)	3.63	3.98	(0.66)	(0.00)	(0.00)		(0.66)
12/31/12	14.55	0.37	(a)	3.24	3.61	(0.22)	(0.00)	(0.00)		(0.22)
12/31/11	15.70	0.29	(a)	(1.21)	(0.92)	(0.24)	(0.00)	(0.00)		(0.24)
12/31/10	11.67	0.11		4.00	4.11	(0.08)	(0.00)	(0.00)		(0.08)
WESTCORE FLEXIBLE INCOME FUND
Retail Class
06/30/15 (Unaudited)	8.80	0.21	(a)	(0.05)	0.16	(0.22)	(0.00)	(0.00)		(0.22)
12/31/14	8.83	0.46	(a)	(0.02)	0.44	(0.47)	(0.00)	(0.00)		(0.47)
12/31/13	8.94	0.49	(a)	(0.12)	0.37	(0.48)	(0.00)	(0.00)		(0.48)
12/31/12	8.57	0.50	(a)	0.38	0.88	(0.51)	(0.00)	(0.00)		(0.51)
12/31/11	8.42	0.53	(a)	0.12	0.65	(0.51)	(0.00)	(0.00)		(0.51)
12/31/10	7.98	0.56		0.43	0.99	(0.55)	(0.00)	(0.00	)(d)	(0.55)
Institutional Class
06/30/15 (Unaudited)	8.68	0.21	(a)	(0.04)	0.17	(0.22)	(0.00)	(0.00)		(0.22)
12/31/14	8.71	0.47	(a)	(0.02)	0.45	(0.48)	(0.00)	(0.00)		(0.48)
12/31/13	8.82	0.49	(a)	(0.11)	0.38	(0.49)	(0.00)	(0.00)		(0.49)
12/31/12	8.43	0.50	(a)	0.38	0.88	(0.49)	(0.00)	(0.00)		(0.49)
12/31/11	8.34	0.53	(a)	0.12	0.65	(0.57)	(0.00)	(0.00)		(0.57)
12/31/10	7.96	0.57		0.42	0.99	(0.61)	(0.00)	(0.00	)(d)	(0.61)

(a)	Calculated using the average shares method.
(b)	Total return and portfolio turnover are not annualized for periods less than one full year.
(c)	Annualized.
(d)	Less than $0.005 and $(0.005) per share.

| 2015 Semi-Annual Report

								Ratios/Supplemental Data

Paid-in Capital from Redemption Fees		Net Asset Value End of Period	Total Return		Net Assets, End of Period (in Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Without Fee Waivers		Ratio of Net Investment Income/(Loss) to Average Net Assets		Ratio of Net Investment Income/(Loss) to Average Net Assets Without Fee Waivers		Portfolio Turnover Rate

$0.00		$17.30	3.53	%(b)	$269,593	1.50	%(c)	1.62	%(c)	1.53	%(c)	1.42	%(c)	21	%(b)
0.00		16.71	(18.82%)		294,657	1.50%		1.58%		1.65%		1.57%		40%
0.00	(d)	21.26	22.36%		480,789	1.50%		1.63%		1.82%		1.69%		57%
0.00	(d)	17.94	24.84%		327,825	1.50%		1.65%		2.22%		2.07%		14%
0.01		14.55	(5.75%)		133,236	1.50%		1.70%		1.82%		1.62%		27%
0.00	(d)	15.70	35.25%		60,925	1.50%		1.84%		1.10%		0.77%		44%

0.00		8.74	1.82	%(b)	52,923	0.85	%(c)	0.93	%(c)	4.76	%(c)	4.68	%(c)	25	%(b)
0.00	(d)	8.80	5.01%		59,734	0.85%		0.88%		5.16%		5.13%		37%
0.00	(d)	8.83	4.31%		61,608	0.85%		0.91%		5.49%		5.43%		15%
0.00	(d)	8.94	10.49%		74,206	0.85%		0.90%		5.69%		5.65%		34%
0.01		8.57	8.13%		87,962	0.85%		0.93%		6.24%		6.16%		45%
0.00	(d)	8.42	12.71%		65,829	0.85%		0.93%		6.75%		6.67%		38%

0.00		8.63	1.95	%(b)	12,742	0.77	%(c)	1.14	%(c)	4.94	%(c)	4.58	%(c)	25	%(b)
0.00	(d)	8.68	5.21%		5,135	0.67%		1.04%		5.36%		4.99%		37%
0.00	(d)	8.71	4.45%		4,507	0.69%		1.11%		5.64%		5.22%		15%
0.00	(d)	8.82	10.74%		6,468	0.71%		1.30%		5.76%		5.16%		34%
0.01		8.43	8.14%		2,095	0.74%		3.04%		6.35%		4.05%		45%
0.00	(d)	8.34	12.79%		1,481	0.75%		3.24%		6.82%		4.32%		38%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the period indicated.

	Income from Investment Operations						Distributions

Year or Period Ended	Net Asset Value Beginning of the Period	Net Investment Income/(Loss)		Net Realized And Unrealized Gain/(Loss) on Investments	Total Income/(Loss) from Investment Operations	Dividends from Net Investment Income	Dividends From Net Realized Gain on Investments	Tax Return of Capital	Total Distributions
WESTCORE PLUS BOND FUND
Retail Class
06/30/15 (Unaudited)	$10.92	$0.15	(a)	$(0.14)	$0.01	$(0.17)	$(0.00)	$(0.00)	$(0.17)
12/31/14	10.71	0.34	(a)	0.28	0.62	(0.35)	(0.06)	(0.00)	(0.41)
12/31/13	11.24	0.34	(a)	(0.48)	(0.14)	(0.38)	(0.01)	(0.00)	(0.39)
12/31/12	11.04	0.40	(a)	0.21	0.61	(0.40)	(0.01)	(0.00)	(0.41)
12/31/11	10.72	0.43	(a)	0.37	0.80	(0.44)	(0.04)	(0.00)	(0.48)
12/31/10	10.42	0.45		0.29	0.74	(0.44)	(0.00)	(0.00)	(0.44)
Institutional Class
06/30/15 (Unaudited)	10.79	0.16	(a)	(0.13)	0.03	(0.18)	(0.00)	(0.00)	(0.18)
12/31/14	10.59	0.35	(a)	0.28	0.63	(0.37)	(0.06)	(0.00)	(0.43)
12/31/13	11.11	0.36	(a)	(0.48)	(0.12)	(0.39)	(0.01)	(0.00)	(0.40)
12/31/12	10.92	0.42	(a)	0.20	0.62	(0.42)	(0.01)	(0.00)	(0.43)
12/31/11	10.68	0.45	(a)	0.37	0.82	(0.54)	(0.04)	(0.00)	(0.58)
12/31/10	10.42	0.47		0.28	0.75	(0.49)	(0.00)	(0.00)	(0.49)
WESTCORE COLORADO TAX-EXEMPT FUND
Retail Class
06/30/15 (Unaudited)	11.63	0.16	(a)	(0.13)	0.03	(0.16)	(0.00)	(0.00)	(0.16)
12/31/14	11.16	0.33	(a)	0.47	0.80	(0.33)	(0.00)	(0.00)	(0.33)
12/31/13	11.81	0.35	(a)	(0.65)	(0.30)	(0.35)	(0.00)	(0.00)	(0.35)
12/31/12	11.54	0.37	(a)	0.27	0.64	(0.37)	(0.00)	(0.00)	(0.37)
12/31/11	10.99	0.40	(a)	0.56	0.96	(0.41)	(0.00)	(0.00)	(0.41)
12/31/10	11.19	0.40		(0.20)	0.20	(0.40)	(0.00)	(0.00)	(0.40)

(a)	Calculated using the average shares method.
(b)	Total return and portfolio turnover are not annualized for periods less than one full year.
(c)	Annualized.
(d)	Less than $0.005 and $(0.005) per share.

| 2015 Semi-Annual Report

								Ratios/Supplemental Data

Paid-in Capital from Redemption Fees		Net Asset Value End of Period	Total Return		Net Assets, End of Period (in Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Without Fee Waivers		Ratio of Net Investment Income/(Loss) to Average Net Assets		Ratio of Net Investment Income/(Loss) to Average Net Assets Without Fee Waivers		Portfolio Turnover Rate

$0.00		$10.76	0.10	%(b)	$1,344,972	0.55	%(c)	0.69	%(c)	2.81	%(c)	2.67	%(c)	26	%(b)
0.00		10.92	5.90%		1,354,837	0.55%		0.70%		3.08%		2.93%		62%
0.00		10.71	(1.23%)		1,211,518	0.55%		0.72%		3.12%		2.95%		50%
0.00	(d)	11.24	5.67%		1,457,800	0.55%		0.75%		3.61%		3.41%		32%
0.00	(d)	11.04	7.55%		1,399,473	0.55%		0.83%		3.98%		3.70%		42%
0.00	(d)	10.72	7.22%		1,389,702	0.55%		0.83%		4.20%		3.92%		45%

0.00		10.64	0.24	%(b)	142,982	0.42	%(c)	0.55	%(c)	2.94	%(c)	2.81	%(c)	26	%(b)
0.00		10.79	6.02%		151,986	0.42%		0.55%		3.22%		3.09%		62%
0.00		10.59	(1.05%)		227,245	0.38%		0.55%		3.29%		3.12%		50%
0.00	(d)	11.11	5.74%		241,714	0.40%		0.59%		3.76%		3.57%		32%
0.00	(d)	10.92	7.81%		196,349	0.41%		0.69%		4.13%		3.86%		42%
0.00	(d)	10.68	7.25%		218,060	0.43%		0.70%		4.31%		4.04%		45%

0.00		11.50	0.22	%(b)	177,388	0.65	%(c)	0.76	%(c)	2.73	%(c)	2.62	%(c)	14	%(b)
0.00		11.63	7.23%		158,972	0.65%		0.77%		2.87%		2.75%		13%
0.00		11.16	(2.56%)		118,483	0.65%		0.80%		3.05%		2.90%		23%
0.00	(d)	11.81	5.57%		146,820	0.65%		0.81%		3.12%		2.96%		7%
0.00	(d)	11.54	8.88%		113,221	0.65%		0.91%		3.60%		3.34%		17%
0.00	(d)	10.99	1.77%		118,478	0.65%		0.91%		3.56%		3.30%		6%

See Notes to Financial Statements.

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NOTES TO FINANCIAL STATEMENTS	(UNAUDITED)

1. ORGANIZATION

Westcore Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Interests in the Westcore Growth Fund, Westcore MIDCO Growth Fund, Westcore Select Fund, Westcore Small-Cap Growth Fund, Westcore Blue Chip Dividend Fund, Westcore Mid-Cap Value Dividend Fund, Westcore Small-Cap Value Dividend Fund, Westcore Micro-Cap Opportunity Fund, Westcore International Small-Cap Fund, Westcore Flexible Income Fund, Westcore Plus Bond Fund and Westcore Colorado Tax-Exempt Fund (the “Funds”) are represented by separate classes of beneficial interest of the Trust, which is organized as a Massachusetts business trust. The Funds offer Retail Class shares. The Westcore Growth, Westcore MIDCO Growth, Westcore Small-Cap Growth, Westcore Blue Chip Dividend, Westcore Small-Cap Value Dividend, Westcore Flexible Income and Westcore Plus Bond Funds also offer Institutional Class shares. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters solely affecting such class.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. Each Fund is considered an investment company for financial reporting purposes, the following policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

Use of Estimates – The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. The actual results could differ from those estimates.

Investment Valuation – All securities of the Funds are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open, subject to provisions in the prospectus and/or Statement of Additional Information regarding pricing at other times in case of an emergency and optional pricing of the Funds in the event that the NYSE does not open for business because of an emergency.

Securities that are traded on a recognized domestic stock exchange are generally valued at the last sales price as of the valuation time on the principal stock exchange on which they are traded. Securities that are principally traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) exchange are generally valued at the NASDAQ Official Closing Price (“NOCP”). Unlisted securities that are traded on the domestic over-the-counter market for which last sales prices are available, are generally valued at the last sales price as of the valuation time. In the absence of sales and NOCP, such securities are valued at the mean of the bid and asked prices.

Securities that are traded on a foreign stock exchange (and that are not listed on a recognized domestic stock exchange or traded on the NASDAQ exchange or the domestic over-the-counter market) are generally valued at the official closing price on the principal stock exchange on which they are traded. In the event that closing prices are not available for such foreign securities, such securities are generally valued at the last sales price occurring prior to the closing of its principal exchange. Exchange rates as of the close of regular trading on the NYSE are used to convert foreign security values into U.S. dollars. Forward foreign currency exchange contracts are valued on a daily basis based on the closing prices of the forward foreign currency rates as of the close of regular trading on the NYSE.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value.

Fixed-income obligations, excluding municipal securities, having a remaining maturity of greater than 60 days, are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Municipal securities having a remaining maturity of greater than 60 days, are typically valued at the evaluated bid price formulated by an independent pricing service.

Securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board of Trustees. Factors which may be considered when determining the value of a security include (a) the fundamental data relating to the investment; (b) an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; (c) the market value at date of purchase; (d) information as to any transactions or offers with respect to the security or comparable securities; and (e) any other relevant matters.

Market, Credit and Counterparty Risk – In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional, national or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

| 2015 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS	(UNAUDITED)

Securities Traded on Foreign Exchanges – All of the Funds, except the Westcore Colorado Tax-Exempt Fund, may invest at least a portion of their assets in foreign securities. As of June 30, 2015, all Funds were primarily invested in securities traded on U.S. exchanges, except Westcore International Small-Cap Fund. In the event that a Fund executes a security transaction on a foreign exchange, the Fund will generally enter into a foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks. The accounting records of the Funds are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is identified separately from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Funds’ Statements of Operations.

Concentration of Risk – As of June 30, 2015, the Westcore International Small-Cap Fund invested a significant percentage of its assets in the United Kingdom, Australia and Hong Kong. Therefore, it may be more affected by economic developments and currency fluctuations in these countries.

Federal Income Taxes – No provision for income taxes is included in the accompanying financial statements, as the Funds intend to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.

As of and during the six months ended June 30, 2015, the Funds did not have a liability for any unrecognized tax benefits. The Funds files U.S. federal, state, and local tax returns as required. Each Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized in tax years beginning after December 22, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At December 31, 2014, each Fund had available for federal income tax purposes unused pre-enactment capital loss carryforwards as follows:

	Expiring
	2015	2016	2017	2018	Total
Westcore Flexible Income Fund	$775,600	$20,255,986	$9,408,999	$1,064,911	$31,505,496
Westcore Colorado Tax-Exempt Fund	–	8,178	22,684	–	30,862

At December 31, 2014, the following Funds had available for federal income tax purposes unused post-enactment capital loss carryforwards as follows:

	Short-Term	Long-Term
Westcore Select Fund	$79,713,423	$2,939,270
Westcore Flexible Income Fund	–	9,381,471

During the year ended December 31, 2014, the most recent year end, each Fund had utilized capital loss carryforwards as follows:

Westcore Select Fund	Westcore Mid-Cap Value Dividend Fund	Westcore Flexible Income Fund	Westcore Colorado Tax-Exempt Fund
$23,202,731	$1,878,516	$2,233,527	$491,535

Westcore Micro-Cap Opportunity Fund, Westcore International Small-Cap Fund, Westcore Flexible Income Fund, and Westcore Colorado Tax-Exempt Fund elect to defer to their fiscal year ending December 31, 2015, approximately $443,026, $302,456, $6,990 and $54,294 of capital losses recognized during the period from November 1, 2014 to December 31, 2014, respectively. Additionally, the Westcore International Small-Cap Fund elect to defer to their fiscal year ending December 31, 2015, approximately $3,943,137 of late year ordinary losses recognized during the period from November 1, 2014 to December 31, 2014.

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NOTES TO FINANCIAL STATEMENTS	(UNAUDITED)

Distributions – Distributions of net investment income, if any, are generally made annually for the Westcore Growth, Westcore MIDCO Growth, Westcore Select, Westcore Small-Cap Growth, Westcore Mid-Cap Value Dividend, Westcore Small-Cap Value Dividend, Westcore Micro-Cap Opportunity and Westcore International Small-Cap Funds; monthly for the Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds and quarterly for the Westcore Blue Chip Dividend Fund. Distributions of net realized capital gains, if any, are declared at least once each year for each of the Funds. Distributions to shareholders are recorded on the ex-dividend date.

Redemption Fee – The Westcore Small-Cap Growth, Westcore Micro-Cap Opportunity and Westcore Flexible Income Funds impose a two percent (2%) redemption fee (the “Redemption Fee”) on Fund shares if such Fund shares are redeemed (including in connection with an exchange) within ninety (90) calendar days from their date of purchase. The Redemption Fees, which are reflected in the Statement of Changes in Net Assets, are intended to encourage long-term investment in the Funds and, to the extent that frequent trading persists, to offset brokerage commissions, market impact, transaction costs and other expenses associated with frequent trading.

Expenses – Expenses that are specific to a Fund or class of shares of a Fund are charged directly to that Fund or share class. Expenses that are common to all Funds generally are allocated among the Funds in proportion to their average daily net assets.

Multi-class Fund expenses related to specific classes and the associated Fund level expenses, for the six months ended June 30, 2015, were as follows:

Westcore Growth Fund

	Retail Class Specific Expenses	Institutional Class Specific Expenses	Fund Level Expenses
Shareholder servicing reimbursement	$20,639	$–	$–
Transfer agent fees	2,651	97	7,803
Registration fees	7,744	7,647	–
Other	–	808	2,388

Westcore MIDCO Growth Fund

	Retail Class Specific Expenses	Institutional Class Specific Expenses	Fund Level Expenses
Shareholder servicing reimbursement	$32,536	$–	$–
Transfer agent fees	11,038	94	12,213
Registration fees	8,230	7,692	–
Other	–	808	2,894

Westcore Small-Cap Growth Fund

	Retail Class Specific Expenses	Institutional Class Specific Expenses	Fund Level Expenses
Shareholder servicing reimbursement	$339	$–	$–
Transfer agent fees	173	69	6,559
Registration fees	7,197	10,235	–
Other	–	808	3,999

Westcore Blue Chip Dividend Fund

	Retail Class Specific Expenses	Institutional Class Specific Expenses	Fund Level Expenses
Shareholder servicing reimbursement	$14,398	$–	$–
Transfer agent fees	21,828	38	16,531
Registration fees	9,106	1,091	–
Other	–	808	2,790

| 2015 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS	(UNAUDITED)

Westcore Small-Cap Value Dividend Fund

	Retail Class Specific Expenses	Institutional Class Specific Expenses	Fund Level Expenses
Shareholder servicing reimbursement	$98,270	$–	$–
Transfer agent fees	5,963	5,074	11,259
Registration fees	7,787	10,098	–
Other	–	808	5,476

Westcore Flexible Income Fund

	Retail Class Specific Expenses	Institutional Class Specific Expenses	Fund Level Expenses
Shareholder servicing reimbursement	$35,937	$–	$–
Transfer agent fees	3,594	190	8,166
Registration fees	7,570	7,386	–
Other	–	808	5,897

Westcore Plus Bond Fund
	Retail Class Specific Expenses	Institutional Class Specific Expenses	Fund Level Expenses
Shareholder servicing reimbursement	$1,032,172	$–	$–
Transfer agent fees	41,760	1,953	25,045
Registration fees	14,960	9,118	–
Other	–	808	20,113

When-Issued/Forward Commitment Securities – Each Fund may purchase or sell securities on a “when issued” or “forward commitment” basis which involves a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. In accordance with SEC guidance, each Fund segregates liquid assets in an amount sufficient to satisfy the purchase price. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund’s net asset value to the extent each Fund makes such purchases while remaining substantially fully invested. Settlements in the ordinary course of business, which may take substantially more than three business days for non-U.S. securities, are not treated by the Funds as “when-issued” or “forward commitment” transactions.

Other – For financial reporting purposes, the Funds’ investment transactions and shareholder transactions are recorded on trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. Interest income, which includes amortization of premiums, accretion of discounts and income earned on money market funds, is accrued and recorded daily. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis. Other income is primarily comprised of consent fees which are compensation for agreeing to changes in the terms of debt instruments.

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NOTES TO FINANCIAL STATEMENTS	(UNAUDITED)

3. SHARES OF BENEFICIAL INTEREST

On June 30, 2015, there was an unlimited number of no par value shares of beneficial interest authorized for each Fund. Transactions in shares of beneficial interest were as follows:

	Westcore Growth Fund		Westcore MIDCO Growth Fund
	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Shares issued and redeemed:
Shares sold
Retail Class	55,406	263,227	461,343	2,157,238
Institutional Class	37,052	405,352	218,961	1,305,133
Shares issued in reinvestment of distributions
Retail Class	0	679,026	0	2,931,985
Institutional Class	0	147,283	0	754,227
Shares redeemed
Retail Class	(695,261)	(2,629,318)	(929,808)	(3,657,968)
Institutional Class	(210,951)	(585,263)	(259,045)	(629,214)
Net increase/(decrease) resulting from share transactions	(813,754)	(1,719,693)	(508,549)	2,861,401

	Westcore Select Fund		Westcore Small-Cap Growth Fund
	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Shares issued and redeemed:
Shares sold
Retail Class	65,608	398,391	1,387	61,435
Institutional Class	N/A	N/A	88,770	584,586
Shares issued in reinvestment of distributions
Retail Class	0	0	0	0
Institutional Class	N/A	N/A	0	0
Shares redeemed
Retail Class	(551,252)	(1,400,334)	(4,474)	(11,317)
Institutional Class	N/A	N/A	(258,109)	(49,267)
Net increase/(decrease) resulting from share transactions	(485,644)	(1,001,943)	(172,426)	585,437

| 2015 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS	(UNAUDITED)

	Westcore Blue Chip Dividend Fund		Westcore Mid-Cap Value Dividend Fund
	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Shares issued and redeemed:
Shares sold
Retail Class	17,833	127,302	130,741	230,565
Institutional Class	26,907	129,500	N/A	N/A
Shares issued in reinvestment of distributions
Retail Class	55,873	284,099	0	178,743
Institutional Class	6,884	34,877	N/A	N/A
Shares redeemed
Retail Class	(440,081)	(950,622)	(304,111)	(284,284)
Institutional Class	(90,330)	(267,873)	N/A	N/A
Net increase/(decrease) resulting from share transactions	(422,914)	(642,717)	(173,370)	125,024

	Westcore Small-Cap Value Dividend Fund		Westcore Micro-Cap Opportunity Fund
	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Shares issued and redeemed:
Shares sold
Retail Class	615,455	1,389,115	496,527	1,376,494
Institutional Class	1,655,279	7,384,933	N/A	N/A
Shares issued in reinvestment of distributions
Retail Class	0	1,107,683	0	19,549
Institutional Class	0	1,697,497	N/A	N/A
Shares redeemed
Retail Class	(2,605,292)	(3,788,888)	(951,055)	(499,080)
Institutional Class	(2,342,420)	(5,203,094)	N/A	N/A
Net increase/(decrease) resulting from share transactions	(2,676,978)	2,587,246	(454,528)	896,963

| p: 800.392.CORE (2673) | www.westcore.com

NOTES TO FINANCIAL STATEMENTS	(UNAUDITED)

	Westcore International Small-Cap Fund		Westcore Flexible Income Fund
	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Shares issued and redeemed:
Shares sold
Retail Class	1,226,668	3,968,972	569,435	991,710
Institutional Class	N/A	N/A	1,031,996	279,852
Shares issued in reinvestment of distributions
Retail Class	0	578,476	158,262	346,029
Institutional Class	N/A	N/A	17,788	29,834
Shares redeemed
Retail Class	(3,279,428)	(9,533,655)	(1,462,827)	(1,528,241)
Institutional Class	N/A	N/A	(164,227)	(235,570)
Net increase/(decrease) resulting from share transactions	(2,052,760)	(4,986,207)	150,427	(116,386)

	Westcore Plus Bond Fund		Westcore Colorado Tax-Exempt Fund
	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014	Period Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Shares issued and redeemed:
Shares sold
Retail Class	16,314,311	31,050,745	2,673,294	4,076,931
Institutional Class	4,356,828	3,484,245	N/A	N/A
Shares issued in reinvestment of distributions
Retail Class	1,909,870	4,357,218	181,301	303,924
Institutional Class	214,745	657,827	N/A	N/A
Shares redeemed
Retail Class	(17,308,503)	(24,489,324)	(1,099,655)	(1,327,588)
Institutional Class	(5,209,884)	(11,521,630)	N/A	N/A
Net increase resulting from share transactions	277,367	3,539,081	1,754,940	3,053,267

4. COST AND UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS ON A TAX BASIS

Westcore Equity Funds

	Westcore Growth Fund	Westcore MIDCO Growth Fund	Westcore Select Fund	Westcore Small- Cap Growth Fund	Westcore Blue Chip Dividend Fund
As of June 30, 2015
Gross appreciation (excess of value over tax cost)	$7,943,510	$17,125,248	$12,195,093	$1,041,806	$5,893,717
Gross depreciation (excess of tax cost over value)	(296,011)	(5,254,592)	(5,203,145)	(493,294)	(2,265,233)
Net unrealized appreciation/(depreciation)	$7,647,499	$11,870,656	$6,991,948	$548,512	$3,628,484
Cost of investment for income tax purposes	$24,784,526	$86,956,498	$74,228,466	$6,771,892	$41,433,752

| 2015 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS	(UNAUDITED)

	Westcore Mid-Cap Value Dividend Fund	Westcore Small-Cap Value Dividend Fund	Westcore Micro-Cap Opportunity Fund	Westcore International Small-Cap Fund
As of June 30, 2015
Gross appreciation (excess of value over tax cost)	$9,127,945	$44,818,424	$5,295,058	$66,494,517
Gross depreciation (excess of tax cost over value)	(1,662,052)	(10,756,023)	(885,805)	(30,102,611)
Net unrealized appreciation/(depreciation)	$7,465,893	$34,062,401	$4,409,253	$36,391,906
Cost of investment for income tax purposes	$47,239,664	$249,574,662	$24,900,307	$232,652,440

Westcore Bond Funds

	Westcore Flexible Income Fund	Westcore Plus Bond Fund	Westcore Colorado Tax-Exempt Fund
As of June 30, 2015
Gross appreciation (excess of value over tax cost)	$2,237,264	$45,030,614	$3,935,023
Gross depreciation (excess of tax cost over value)	(3,041,060)	(18,697,630)	(1,072,211)
Net unrealized appreciation/(depreciation)	$(803,796)	$26,332,984	$2,862,812
Cost of investment for income tax purposes	$65,646,629	$1,454,629,492	$173,961,476

5. INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND OTHER RELATED PARTY TRANSACTIONS

The Trust has entered into an advisory agreement with Denver Investment Advisors LLC (the “Adviser” or “Denver Investments”) for all Funds. The advisory agreement has been approved by the Trust’s Board of Trustees.

Pursuant to its advisory agreement with the Trust, Denver Investments is entitled to an investment advisory fee, based on the average net assets of each Fund, computed daily and payable monthly as shown in the table below.

Westcore Growth Fund	0.65%
Westcore MIDCO Growth Fund	0.65%
Westcore Select Fund	0.65%
Westcore Small-Cap Growth Fund	1.00%
Westcore Blue Chip Dividend Fund	0.65%
Westcore Mid-Cap Value Dividend Fund	0.75%
Westcore Small-Cap Value Dividend Fund	1.00%
Westcore Micro-Cap Opportunity Fund	1.00%
Westcore International Small-Cap Fund	1.20%
Westcore Flexible Income Fund	0.45%
Westcore Plus Bond Fund	0.35%
Westcore Colorado Tax-Exempt Fund	0.40%

ALPS Fund Services, Inc. (“ALPS”) and Denver Investments serve as the Funds’ co-administrators (“Co-Administrators”). ALPS and Denver Investments are entitled to receive a total fee from each Fund for its administrative services computed daily and paid monthly based on the average daily net assets of the Trust. Denver Investments receives 0.10% on the first $3.5 billion in average daily net assets of the Trust and 0.05% for net assets greater than $3.5 billion. The administrative fees are allocated to each Fund based upon the Fund’s relative proportion of the Trust’s Net Assets and are disclosed on the Statement of Operations.

Each Fund has agreed to reimburse the Adviser for a portion of the payments it makes to certain Service Organizations for providing recordkeeping and sub-accounting services to persons who own Fund Retail Class shares through omnibus accounts (“Omnibus Accounts”). The amount reimbursed by the Fund, presented on the Statements of Operations as Shareholder servicing reimbursement - Retail Class, is intended to not exceed the estimated cost that would be incurred by the Fund if the shares held in the Omnibus Accounts were serviced directly by the Fund’s transfer agent.

| p: 800.392.CORE (2673) | www.westcore.com

NOTES TO FINANCIAL STATEMENTS	(UNAUDITED)

To determine the Periodic Reimbursement Amount, the Fund’s effective cost for servicing shares directly by the Fund’s transfer agent is calculated on a periodic basis but no later than quarterly as follows (“Effective Rate”):

Fund Retail Class Transfer Agency Costs divided by Fund Retail Class Assets serviced directly by the Fund’s Transfer Agent.

This Effective Rate is then multiplied by the Retail Class assets in the Omnibus Accounts as of the most recent practical date (typically quarter end) to calculate the Periodic Reimbursement Amount.

Denver Investments as Adviser and Co-Administrator has contractually agreed, until at least April 30, 2016, that the Net Annual Fund Operating Expenses for the Retail Class shares of the Funds will not exceed the amounts shown in the table below.

Westcore Growth Fund	1.15%
Westcore MIDCO Growth Fund	1.15%
Westcore Select Fund	1.15%
Westcore Small-Cap Growth Fund	1.30%
Westcore Blue Chip Dividend Fund	0.99%
Westcore Mid-Cap Value Dividend Fund	1.25%
Westcore Small-Cap Value Dividend Fund	1.30%
Westcore Micro-Cap Opportunity Fund	1.30%
Westcore International Small-Cap Fund	1.50%
Westcore Flexible Income Fund	0.85%
Westcore Plus Bond Fund	0.55%
Westcore Colorado Tax-Exempt Fund	0.65%

Without such fee waivers, for the six months ended June 30, 2015, the Total Annualized Fund Operating Expenses for the Retail Class shares of the Funds are as follows:

Westcore Growth Fund	1.19%
Westcore Small-Cap Growth Fund	4.91%
Westcore Blue Chip Dividend Fund	1.16%
Westcore Small-Cap Value Dividend Fund	1.38%
Westcore Micro-Cap Opportunity Fund	1.59%
Westcore International Small-Cap Fund	1.62%
Westcore Flexible Income Fund	0.93%
Westcore Plus Bond Fund	0.69%
Westcore Colorado Tax-Exempt Fund	0.76%

| 2015 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS	(UNAUDITED)

Denver Investments has contractually agreed to waive certain investment advisory and/or administration fees and/or to reimburse other expenses from April 30, 2015 until at least April 30, 2016. The first waiver/reimbursement applies so that the ratio of expenses to average net assets, as reported in the Fund’s Financial Highlights, will be no more than the amount reported in the table above, for the Fund’s Retail Class for such period. The second waiver/reimbursement applies so that Fund level Other Expenses for the Institutional Class will be in the same proportion as the Retail Class waivers/reimbursements. The third waiver/reimbursement applies so that the institutional class-specific Other Expenses are reimbursed. The Adviser has contractually agreed to waive/reimburse all of these class-specific Other Expenses, but only to the extent that the difference between the net Institutional Class and net Retail Class expense ratios after applying the waiver/reimbursement does not exceed 25 basis points. Without such fee waivers, for the six months ended June 30, 2015, the Total Annualized Operating Expenses for the Institutional Class shares of the Funds are as follows:

Westcore Growth Fund	1.30%
Westcore MIDCO Growth Fund	0.97%
Westcore Small-Cap Growth Fund	2.31%
Westcore Blue Chip Dividend Fund	1.05%
Westcore Small-Cap Value Dividend Fund	1.22%
Westcore Flexible Income Fund	1.14%
Westcore Plus Bond Fund	0.55%

ALPS, pursuant to a Transfer Agency Agreement, serves as Transfer Agent for each of the Funds. As Transfer Agent, ALPS has, among other things, agreed to: (a) issue and redeem shares of the Funds; (b) make dividend and other distributions to shareholders of the Funds; (c) effect transfers of shares; (d) mail communications to shareholders of the Funds, including account statements, confirmations, and dividend and distribution notices; (e) facilitate the electronic delivery of shareholder statements and reports and (f) maintain shareholder accounts. Under the Transfer Agency Agreement, ALPS receives from the Trust an annual minimum fee per Fund, a fee based upon each shareholder account and is reimbursed for out-of-pocket expenses.

Certain officers of the Funds are also officers of Denver Investments. All access persons of the Trust, as defined in the 1940 Act, and members, officers and employees of the Adviser, follow strict guidelines and policies on personal trading as outlined in the Trust’s and the Adviser’s respective Code of Ethics.

The Trustees have appointed a Chief Compliance Officer who is also the Treasurer of the Trust and a partner of the Adviser. The Trustees agreed to have the Funds pay the portion of his compensation attributable for services rendered as the Trust’s Chief Compliance Officer.

The Trust has a Trustee Deferred Compensation Plan (the “Deferral Plan”) which allows the Trustees to defer the receipt of all or a portion of Trustees fees. Under the Deferral Plan, any compensation deferred results in an equal adjustment to the Investment for/Payable for Trustee Deferred Compensation Plan on the Statement of Assets and Liabilities, as though an equivalent amount had been invested in shares of one or more Westcore Funds selected by the Trustee. The amount paid to the Trustees under the Deferral Plan will be determined based upon the performance of the selected funds. Deferral of Trustees’ fees under the Deferral Plan will not affect the net assets of the Fund.

6. FAIR VALUE MEASUREMENTS

A three-tier hierarchy has been established to measure fair value based on the extent of use of “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuations measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized as follows:

1)	Level 1 – Quoted & Unadjusted Prices in active markets for identical investments
2)	Level 2 – Other Significant Observable Inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
3)	Level 3 – Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments).

| p: 800.392.CORE (2673) | www.westcore.com

NOTES TO FINANCIAL STATEMENTS	(UNAUDITED)

The following is a summary of the inputs used as of June 30, 2015 in valuing the Funds’ assets:

Westcore Growth Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$32,122,162	$–	$–	$32,122,162
Money Market Mutual Funds	309,863	–	–	309,863
Total	$32,432,025	$–	$–	$32,432,025

Westcore MIDCO Growth Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$94,108,700	$–	$–	$94,108,700
Money Market Mutual Funds	4,718,454	–	–	4,718,454
Total	$98,827,154	$–	$–	$98,827,154

Westcore Select Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$77,745,969	$–	$–	$77,745,969
Money Market Mutual Funds	3,474,445	–	–	3,474,445
Total	$81,220,414	$–	$–	$81,220,414

Westcore Small-Cap Growth Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$7,162,121	$–	$–	$7,162,121
Money Market Mutual Funds	158,283	–	–	158,283
Total	$7,320,404	$–	$–	$7,320,404

Westcore Blue Chip Dividend Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$44,942,955	$–	$–	$44,942,955
Money Market Mutual Funds	119,281	–	–	119,281
Total	$45,062,236	$–	$–	$45,062,236

Westcore Mid-Cap Value Dividend Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$53,548,813	$–	$–	$53,548,813
Money Market Mutual Funds	1,156,744	–	–	1,156,744
Total	$54,705,557	$–	$–	$54,705,557

| 2015 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS	(UNAUDITED)

Westcore Small-Cap Value Dividend Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$280,127,933	$–	$–	$280,127,933
Money Market Mutual Funds	3,509,130	–	–	3,509,130
Total	$283,637,063	$–	$–	$283,637,063

Westcore Micro-Cap Opportunity Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$28,978,287	$–	$–	$28,978,287
Money Market Mutual Funds	331,273	–	–	331,273
Total	$29,309,560	$–	$–	$29,309,560

Westcore International Small-Cap Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Consumer Discretionary	$84,186,443	$–	$6,370,272	$90,556,715
Consumer Staples	7,369,213	–	–	7,369,213
Energy	3,871,736	–	–	3,871,736
Financials	45,498,979	–	–	45,498,979
Health Care	10,983,362	–	–	10,983,362
Industrials	53,275,615	–	–	53,275,615
Information Technology	53,701,119	–	–	53,701,119
Money Market Mutual Funds	3,787,607	–	–	3,787,607
Total	$262,674,074	$–	$6,370,272	$269,044,346

Other Financial Instruments**

Assets
Forward Foreign
Currency Contracts	$–	$680,107	$–	$680,107
Liabilities
Forward Foreign
Currency Contracts	–	(1,147,905)	–	(1,147,905)
Total	$–	$(467,798)	$–	$(467,798)

| p: 800.392.CORE (2673) | www.westcore.com

NOTES TO FINANCIAL STATEMENTS	(UNAUDITED)

Westcore Flexible Income Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Preferred Stocks	$1,814,807	$–	$–	$1,814,807
Exchange Traded Funds	1,834,200	–	–	1,834,200
Corporate Bonds
Financial Institutions	–	5,149,702	–	5,149,702
Industrial	–	51,425,116	–	51,425,116
Utility	–	1,444,500	–	1,444,500
Money Market Mutual Funds	788,166	–	–	788,166
Mortgage Backed Security
Commercial Mortgage-Backed Securities	–	–	1,700,182	1,700,182
Residential Mortgage-Backed Securities	–	686,160	–	686,160
Total	$4,437,173	$58,705,478	$1,700,182	$64,842,833

Westcore Plus Bond Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Preferred Stock
Financial Institutions	$11,584,414	$1,082,109	$–	$12,666,523
Utility	772,870	–	–	772,870
Corporate Bonds	–	677,523,154	–	677,523,154
Municipal Bonds	–	86,788,385	–	86,788,385
Asset-Backed Securities, Collateralized Debt Obligations, Commercial Mortgage-Backed Securities, Residential Mortgage-Backed Securities, & Agency Mortgage-Backed Securities
Asset Backed Securities	–	51,735,457	–	51,735,457
Commercial Mortgage-Backed Securities	–	31,958,334	4,344,911	36,303,245
Mortgage-Backed Securities Passthrough	–	349,374,407	–	349,374,407
Residential Mortgage-Backed Securities	–	46,878,781	–	46,878,781
U.S. Government & Agency Obligations	–	21,059,455	–	21,059,455
U.S. Treasury Bonds & Notes	–	187,269,268	–	187,269,268
Money Market Mutual Funds	10,590,931	–	–	10,590,931
Total	$22,948,215	$1,453,669,350	$4,344,911	$1,480,962,476

| 2015 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS	(UNAUDITED)
Westcore Colorado Tax-Exempt Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Municipal Bonds	$–	$166,100,278	$–	$166,100,278
Money Market Mutual Funds	10,724,010	–	–	10,724,010
Total	$10,724,010	$166,100,278	$–	$176,824,288

*	For detailed Industry descriptions, see the accompanying Statements of Investments.

**	Other financial instruments are derivative instruments not reflected in the Statements of Investments.

It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

The Westcore International Small-Cap Fund utilizes a fair value evaluation service with respect to international securities with an earlier market closing than the Fund’s net asset value computation cutoff. When events trigger the use of the fair value evaluation service on a reporting period  date, it results in certain securities transferring from a Level 1 to a Level 2 classification. The transfer amount disclosed in the table below represents the value of the securities as of June 30, 2015 transferred in/(out) of Level 1 and Level 2 during the reporting period that were also held as of  December 31, 2014.

The International Small-Cap Fund had the following transfers out of Level 2 at June 30, 2015:

	Level 1- Quoted and Unadjusted Prices		Level 2- Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Common Stock	$162,648,823	$–	$–	$162,648,823
Total	$162,648,823	$–	$–	$162,648,823

All securities of the Funds, except for Westcore Flexible Income and Plus Bond Funds, were valued using either Level 1 or Level 2 inputs during the  six months ended June 30, 2015. Thus a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable for  these Funds.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Westcore International Small-Cap Fund

Investments in Securities	Balance as of December 31, 2014	Accrued discount/ premium	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Purchases	Sales Proceeds	Transfer into Level 3	Transfer out of Level 3	Balance as of June 30, 2015	Net change in unrealized appreciation/ (depreciation) included in the Statements of Operations attributable to Level 3 investments held at June 30, 2015
Common Stock	$–	$–	$–	$–	$–	$–	$6,370,272	$–	$6,370,272	$(4,120,137)
Total	$–	$–	$–	$–	$–	$–	$6,370,272	$–	$6,370,272	$(4,120,137)

| p: 800.392.CORE (2673) | www.westcore.com

NOTES TO FINANCIAL STATEMENTS	(UNAUDITED)

Westcore Flexible Income Fund

Investments in Securities	Balance as of December 31, 2014	Accrued discount/ premium	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Sales Proceeds	Transfer into Level 3	Transfer out of Level 3	Balance as of June 30, 2015	Net change in unrealized appreciation/ (depreciation) included in the Statements of Operations attributable to Level 3 investments held at June 30, 2015
Commercial Mortgage-Backed Security	$1,845,381	$3,973	$4,522	$(108,580)	$–	$(45,114)	$–	$–	$1,700,182	$(108,580)
Total	$1,845,381	$3,973	$4,522	$(108,580)	$–	$(45,114)	$–	$–	$1,700,182	$(108,580)

Westcore Plus Bond Fund

Investments in Securities	Balance as of December 31, 2014	Accrued discount/ premium	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Sales Proceeds	Transfer into Level 3	Transfer out of Level 3	Balance as of June 30, 2015	Net change in unrealized appreciation/ (depreciation) included in the Statements of Operations attributable to Level 3 investments held at June 30, 2015
Commercial Mortgage-Backed Security	$16,914,693	$10,159	$11,556	$(476,202)	$–	$(12,115,295)	$–	$–	$4,344,911	$(277,482)
Total	$16,914,693	$10,159	$11,556	$(476,202)	$–	$(12,115,295)	$–	$–	$4,344,911	$(277,482)

*	Net realized gain/(loss) and net unrealized appreciation/(depreciation) are included in the related amounts in the Statement of Operations.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For fair value measurements using significant other observable inputs (Level 2), the Funds generally utilize an independent pricing service which utilizes evaluated pricing models that vary by asset class and incorporate available trade, bid and other market information, and for structured securities also incorporate cash flow and, when available, loan performance data. The independent pricing service’s evaluated pricing models apply available market information through processes such as benchmark curves, benchmarking of similar securities, and sector groupings. For certain securities, the independent pricing service uses model processes, such as the Option Adjusted Spread (benchmark driven) model, to assess interest rate impact and develop prepayment scenarios. With respect to trades and bids, the independent pricing service reviews the lot size to determine whether the information is representative of an orderly trading market. If the independent pricing service determines that trade or bid information is not consistent with other information available, the trade or bid will not be reflected in the evaluated price.

In the event the independent pricing service is unable to provide an evaluated price for a security or Denver Investments believes the price provided is not reliable, securities of the Funds may be valued in good faith as described above in Note 2. In these instances, the compliance department will typically seek input from the investment team of the Fund since they are typically the most knowledgeable of the relevant factors in valuing the securities. Denver Investments may seek to find an alternative independent source, such as a broker/dealer to provide a price quote, or by using evaluated pricing models similar to the techniques and models used by the independent pricing service. These fair value measurement techniques may utilize unobservable inputs (Level 3).

At least quarterly, Denver Investments receives a report on the pricing for all fair valued securities during the period along with any actual sales prices, broker quotes and/or pricing from the independent pricing service. Denver Investments uses this information to analyze changes in fair value measurements over the period and as a back test of pricing methods.

Then on at least a quarterly basis, Denver Investments presents the factors considered in determining the fair value measurements and presents that information to the Audit Committee which meets at least quarterly. The Audit Committee then will provide a recommendation to the Board for approval of the fair value measurements.

| 2015 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS	(UNAUDITED)

The table below provides additional information about the Level 3 Fair Value Measurements as of June 30, 2015:

Westcore International Small-Cap Fund

Quantitative Information about	Fair Value
Level 3 Fair Value Measurements	at 6/30/2015	Valuation Technique	Unobservable Input(a)	Level/Range
Common Stock	$6,370,272	Discounted Trade Price*	Discount Factor	6.82%

Total	$6,370,272

Westcore Flexible Income Fund

Quantitative Information about	Fair Value
Level 3 Fair Value Measurements	at 6/30/2015	Valuation Technique	Unobservable Input(a)	Level/Range
Commercial Mortgage-Backed Security	$1,700,182	Adjusted Spread Pricing**	Comparability Adjustment	1.70%
			Liquidity Adjustment	0.25%
Total	$1,700,182

Westcore Plus Bond Fund

Quantitative Information about	Fair Value
Level 3 Fair Value Measurements	at 6/30/2015	Valuation Technique	Unobservable Input(a)	Level/Range
Commercial Mortgage-Backed Security	$4,344,911	Adjusted Spread Pricing**	Comparability Adjustment	1.575%
			Liquidity Adjustment	0.40%
Total	$4,344,911

*
Trading of this security is halted. Denver Investments estimates the fair value by applying a discount to the last sales price to account for uncertainty from lack of trading on the exchange where the common stock is listed, and for any other material market information about the common stock.

**	Denver Investments identifies comparable security(ies) and obtains market observable spreads to Treasuries, and then adjusts for appropriate comparability or liquidity adjustments.

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Comparability Adjustment	Decrease	Increase
Liquidity Adjustment	Decrease	Increase
Discount Factor	Decrease	Increase

7. FOREIGN CURRENCY EXCHANGE CONTRACTS

The Westcore International Small-Cap Fund may purchase or sell foreign currencies on a “spot” or cash basis at the prevailing rate in the foreign currency exchange market to settle investment transactions in the proper currency. In addition, this Fund may purchase or sell forward currency contracts to adjust the portfolio’s exposure to different currencies consistent with the investment team’s targets, which consider the currency weightings within the Fund’s benchmark index.

When entering into a spot or forward foreign currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed upon price on an agreed future date. These contracts are valued at each portfolio valuation, and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the spot or forward foreign exchange rates at the dates of entry into the contracts and the spot or forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. These instruments involve credit risk and market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency exchange rates.

The Fund must segregate assets determined to be liquid in accordance with procedures established by the Board of Trustees, or otherwise cover its position in a permissible manner.

The forward foreign currency contracts held at June 30, 2015 as disclosed at the end of the Statement of Investments is representative of activity during the six months ended June 30, 2015.

| p: 800.392.CORE (2673) | www.westcore.com

NOTES TO FINANCIAL STATEMENTS	(UNAUDITED)

The effect of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2015 is as follows:

		Asset Derivatives	Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Unrealized Appreciation	Unrealized Depreciation
Westcore International Small-Cap Fund
Forward Foreign Currency Contracts (Foreign Exchange Rate Risk)	Unrealized gain on forward foreign currency contracts	$680,107	$-
Forward Foreign Currency Contracts (Foreign Exchange Rate Risk)	Unrealized loss on forward foreign currency contracts	-	1,147,905
Total		$680,107	$1,147,905

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2015 is as follows:

Risk Exposure	Statement of Operations Location
Westcore International Small-Cap Fund
Forward Foreign Currency Contracts (Foreign Exchange Rate Risk)	Net realized loss on forward foreign currency contracts and foreign currency transactions	$(5,389,420)
Forward Foreign Currency Contracts (Foreign Exchange Rate Risk)	Net change in unrealized appreciation on forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	4,096,792

8. PURCHASES AND SALES OF INVESTMENTS

Investment transactions for the six months ended June 30, 2015 excluding long-term U.S. government securities and short-term investments were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold
Westcore Growth Fund	$15,307,917	$25,088,297
Westcore MIDCO Growth Fund	28,350,240	34,013,020
Westcore Select Fund	23,233,371	37,728,776
Westcore Small-Cap Growth Fund	2,521,751	4,318,438
Westcore Blue Chip Dividend Fund	12,865,265	16,571,192
Westcore Mid-Cap Value Dividend Fund	13,319,557	17,713,859
Westcore Small-Cap Value Dividend Fund	85,272,494	122,850,887
Westcore Micro-Cap Opportunity Fund	24,950,463	33,160,412
Westcore International Small-Cap Fund	58,612,141	102,640,972
Westcore Flexible Income Fund	18,518,022	16,125,222
Westcore Plus Bond Fund	235,159,014	153,255,653
Westcore Colorado Tax-Exempt Fund	40,795,188	23,502,782

Purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2015, were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold
Westcore Plus Bond Fund	$160,408,048	$254,237,989

| 2015 Semi-Annual Report

NOTES

| p: 800.392.CORE (2673) | www.westcore.com

NOTES

| 2015 Semi-Annual Report

Westcore Trustees and Officers:

Mary K. Anstine, Chairman
John A. DeTore, Trustee
Rick A. Pederson, Trustee
James A. Smith, Trustee
Douglas M. Sparks, Trustee
Janice M. Teague, Trustee
John W. Zimmerman, President
Jasper R. Frontz, Treasurer & Chief Compliance Officer
Jill A. Kerschen, Asst. Treasurer
Andrea E. Kuchli, Secretary

FOR MORE INFORMATION ABOUT WESTCORE FUNDS, PLEASE CONTACT:

Westcore Funds | 1290 Broadway, Suite 1100 | Denver, Colorado 80203
Individual Investors: 800.392.CORE | Financial Advisors: 800.734.WEST | www.westcore.com

A description of the policies and procedures that Westcore Funds uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling toll-free 800.392.CORE; (ii) on the Westcore Funds website, www.westcore.com; and (iii) on the Securities and Exchange Commission website at www.sec.gov.

Each Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within 60 days after the period end. Copies of the Westcore Funds Form N-Q are available without a charge, upon request, by contacting Westcore Funds toll-free at 800.392.CORE and on the SEC’s website at http://www.sec.gov. You may also review and copy the Form N-Q at the SEC’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call the SEC at 1-800-SEC-0330.

This report has been prepared for Westcore shareholders and may be distributed to others only if preceded or accompanied by a prospectus.

Westcore Funds are distributed by ALPS Distributors, Inc.

WC120

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Reports to Stockholders filed under Item 1 of this form.

b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) (the “1940 Act”) (17 CFR 270.30a-3(e)) are effective based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	The certifications required by Rule 30a-2(a) of the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	The certifications required by Rule 30a-2(b) of the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WESTCORE TRUST

By:	/s/ John W. Zimmerman
John W. Zimmerman
President/Principal Executive Officer

Date:	September 4, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John W. Zimmerman
John W. Zimmerman
President/Principal Executive Officer

Date:	September 4, 2015

By:	/s/ Jasper R. Frontz
Jasper R. Frontz
Treasurer/Principal Financial Officer

Date:	September 4, 2015